As filed with the Securities and Exchange Commission on April 28, 2003

File Nos.33-81800
811-8644

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

Post-Effective Amendment No. 21        /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /X/

Amendment No. 23        /X/

VARIABLE INSURANCE FUNDS

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road, Columbus, Ohio 43219
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including area code:
1-800-257-5872

Keith T. Robinson
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Copies to:

Walter Grimm
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219-3035

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X ]on May 1, 2003 pursuant to paragraph (b)

[  ]60 days after filing pursuant to paragraph (a)(1)

[  ]On (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[  ]on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This post-effective amendment No. 21 to the Registrant's registration statement on Form N-1A (File Nos., 33-81800 and 811-8644) (the "Registration Statement") incorporates by reference the prospectus and statement of additional information describing the SEB (USA) World Fund, SEB (USA) Sweden Fund, SEB (USA) International Fund, SEB (USA) Europe Fund, SEB (USA) Technology Fund, SEB (USA) Biotechnology/Pharmaceuticals Fund, and SEB (USA) Sweden Short Term Fund as filed with the SEC pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 23, 2001; (ii) the statement of additional information describing the HSBC Variable Fixed Income Fund, HSBC Variable Cash Management Fund and HSBC Variable Growth and Income Fund dated May 1, 2002, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 30, 2002; (iii) the prospectuses for the HSBC Variable Fixed Income Fund, HSBC Variable Cash Management Fund and HSBC Variable Growth and Income Fund each dated May 1, 2002 as filed with the SEC pursuant to Rule 497 under the Securities Act of 1933 on May 6, 2002; and (iv) the prospectus and statement of additional information describing the Expedition Equity VIP Fund, each dated September 1, 2002, as filed with the SEC pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 14, 2002.

Fifth Third Quality Growth VIP Fund
Fifth Third Balanced VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Disciplined Value VIP Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

This prospectus describes four mutual funds offered by Variable Insurance Funds (the "Trust"):

.	Fifth Third Quality Growth VIP Fund, which seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies.
.	Fifth Third Balanced VIP Fund, which seeks capital appreciation and current income by investing in equities, bonds and money market instruments.
.	Fifth Third Mid Cap VIP Fund, which seeks long-term capital appreciation by investing primarily in equity securities of mid-cap companies.
.	Fifth Third Disciplined Value VIP Fund, which seeks long-term capital appreciation by investing primarily in equity securities of mid- and large-cap companies.

The Funds' goals and investment programs are described in more detail inside. Fifth Third Asset Management Inc. ("Fifth Third"), a subsidiary of Fifth Third Bank, serves as each Fund's investment advisor.

The Funds sell their shares to insurance company separate accounts, so that the Funds may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Funds also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and Fifth Third.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARIES AND FUND EXPENSES
     Quality Growth VIP Fund
     Balanced VIP Fund
     Mid Cap VIP Fund
     Disciplined Value VIP Fund
INVESTMENT OBJECTIVES AND STRATEGIES
     Quality Growth VIP Fund
     Balanced VIP Fund
     Mid Cap VIP Fund
     Disciplined Value VIP Fund

RISK CONSIDERATIONS

VALUATION OF SHARES

PURCHASING AND REDEEMING SHARES
     Servicing Agents

MANAGEMENT OF THE FUNDS
     Investment Advisor
     Portfolio Managers
     Administrator and Distributor

TAXATION

SIMILAR FUND PERFORMANCE INFORMATION
     Balanced VIP Fund
     Mid Cap VIP Fund

GENERAL INFORMATION
     Description of the Trust and Its Shares
     Miscellaneous

FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARIES AND FUND EXPENSES

Quality Growth VIP Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies each having at least $1 billion in market capitalization at the time of purchase. The Fund generally intends to invest its assets in equity securities that Fifth Third believes have above-average potential for growth in revenues, earnings or assets. To determine whether a company has a strong potential for growth, Fifth Third generally looks for a strong record of earnings growth and examines the company's current ratio of debt to capital and the quality of its management. While the Fund generally anticipates investing in common stocks, a portion of the Fund's assets may be invested in preferred stocks or bonds convertible into common stock. The Fund also may invest a portion of its assets in foreign securities or American Depositary Receipts ("ADRs").

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, and growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. The Fund is subject to risks posed by foreign investments, including the risk that fluctuations in foreign exchange rates could affect the value of the Fund's investments. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates the Fund's performance during the last calendar year, and the table compares the Fund's performance to the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index") and the Russell 1000 Growth Index, both widely recognized, unmanaged indices of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or an insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-30.02% 2002
Best Quarter:	6.45%	12/31/02
Worst Quarter:	-19.58%	6/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (January 26, 2001)
Fund S&P 500 Index* Russell 1000 Growth Index*	-30.02% -22.10% -27.88%	-24.74% -18.89% -27.43%

__________________
* Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*	0.70%
Other Expenses	5.60%
Total Annual Fund Operating Expenses	6.30%
Less Waiver*	5.20%
Net Operating Expenses*	1.10%

*Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2006 to the extent total expenses exceed 1.10%. Fifth Third is entitled to reimbursement by the Fund of fees waived or expenses reimbursed for a period of up to three years following the waiver or reimbursement if in any month annualized Fund operating expenses are less than any expense limitation in place at that time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.
1 Year	3 Years	5 Years	10 Years
$112	$350	$1,745	$5,076

 Balanced VIP Fund

Investment Objectives

The Fund seeks capital appreciation and current income.

Principal Investment Strategies

Under normal market conditions, the Fund uses an asset allocation strategy, investing in three primary categories of securities: equities, bonds and money market instruments. Under normal market conditions, the Fund intends to invest between 50% and 75% of total assets in equities, consisting of common stocks, convertible preferred stocks and convertible corporate bonds; 25% to 40% of total assets in bonds, consisting of U.S. Treasury bills, notes and bonds, debt securities of U.S. Government agencies and instrumentalities, and corporate debt securities; and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, Fifth Third may adjust its allocations from time to time.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks and other equity securities. The Fund is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds, preferred stocks, and debt securities, generally will change in value inversely with changes in interest rates. The Fund's investments, and particularly its investments in fixed income securities, also may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Further, the Fund is subject to asset allocation risk, which is the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a full calendar year of performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, Fifth Third's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

Fund Expenses

The following expense table indicates the estimated expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)
Management Fees*	0.80%
Other Expenses	14.19%
Total Annual Fund Operating Expenses	14.99%
Less Waiver*	13.89%
Net Operating Expenses*	1.10%

*Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2006 to the extent total expenses exceed 1.10%. Fifth Third is entitled to reimbursement by the Fund of fees waived or expenses reimbursed for a period of up to three years following the waiver or reimbursement if in any month annualized Fund operating expenses are less than any expense limitation in place at that time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.
1 Year	3 Years
$112	$350

Mid Cap VIP Fund

Investment Objectives

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities issued by mid-cap companies. Mid-cap companies are companies with market capitalization no larger than 110%, and no smaller than 90%, of the market capitalization of the companies represented in the Russell Midcap® Index (generally, between $500 million and $10 billion). The Fund intends to invest primarily in equity securities of companies that Fifth Third believes have the potential for long-term revenue and earnings growth, solid balance sheets and the potential to pay dividends. While the Fund generally anticipates investing in common stocks, a portion of the Fund's assets may be invested in preferred stocks or securities convertible into common stock. The Fund may earn current income mainly from stock dividends and from interest income paid on portfolio investments such as convertible securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stock. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. Further, investments in mid-cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, Fifth Third's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

Fund Expenses

The following expense table indicates the estimated expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)
Management Fees*	0.80%
Other Expenses	13.36%
Total Annual Fund Operating Expenses	14.16%
Less Waiver*	13.06%
Net Operating Expenses*	1.10%

*Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2006 to the extent total expenses exceed 1.10%. Fifth Third is entitled to reimbursement by the Fund of fees waived or expenses reimbursed for a period of up to three years following the waiver or reimbursement if in any month annualized Fund operating expenses are less than any expense limitation in place at that time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.
1 Year	3 Years
$112	$350

Disciplined Value VIP Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of mid- and large-cap companies that Fifth Third believes have the potential to provide capital appreciation. Fifth Third attempts to identify undervalued securities through traditional measures of value, including low ratios of share price to book value, net asset value, earnings and cash flow. The Fund expects to earn income from stock dividends and from interest on convertible securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-cap stocks and mid-cap stocks may fall out of favor with investors. Investments in mid-cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources. The market could favor growth stocks to the exclusion of value stocks. In addition, value stocks may, in fact, not be undervalued, or their value may never be recognized by the market.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a full calendar year of performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

Fund Expenses

The following expense table indicates the estimated expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)
Management Fees*	0.80%
Other Expenses	14.03%
Total Annual Fund Operating Expenses	14.83%
Less Waiver*	13.73%
Net Operating Expenses*	1.10%

*Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2006 to the extent total expenses exceed 1.10%. Fifth Third is entitled to reimbursement by the Fund of fees waived or expenses reimbursed for a period of up to three years following the waiver or reimbursement if in any month annualized Fund operating expenses are less than any expense limitation in place at that time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.
1 Year	3 Years
$112	$350

INVESTMENT OBJECTIVES AND STRATEGIES

Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which Fifth Third acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the Funds. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.

Each Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on each Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Quality Growth VIP Fund

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies having at least $1 billion in market capitalization.

Fifth Third uses a flexible investment approach under which the Fund will invest primarily in "growth" stocks. Growth stocks typically offer strong revenue and earnings potential and accompanying capital growth, with less dividend income than value stocks and dividend-paying stocks. In evaluating prospective investments, Fifth Third may consider broad economic, industry or market trends, company-specific factors such as the company's record of earnings growth, its current level of debt and the quality of its management, and historical valuation measurements such as price-earnings ratios, profit margins and liquidation values. Subject to its stated investment policy, the Fund may invest in companies of any size.

The Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The portion of the Fund's total assets invested in common stock, preferred stock, and convertible securities varies according to Fifth Third's assessment of market and economic conditions and outlook.

The Fund may invest in securities issued by foreign companies, as well as ADRs, which are U.S. dollar-denominated receipts (typically issued by a U.S. bank or trust company) evidencing ownership of underlying foreign securities. The Fund may enter into currency swaps (an exchange of rights to make or receive payments in specified currencies) or engage in forward foreign currency exchange contracts in an attempt to hedge its exposure to currency risks associated with its foreign investments, or to try to enhance its return.

Fifth Third also may use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that Fifth Third may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price), options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future), and hybrid instruments (which combine the characteristics of securities, futures and options).

Balanced VIP Fund

The Fund's investment objectives are capital appreciation and current income. The investment objectives are not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund uses an asset allocation strategy, investing in three primary categories of securities: equities, bonds and money market securities.

The equity position of the Fund generally will be invested in high quality mid-or large-cap growth companies. In choosing investments, Fifth Third looks for companies with a strong record of earnings growth, a favorable ratio of debt to capital, and high-quality management. While greater emphasis generally will be placed on larger companies when Fifth Third believes that market conditions favor securities of mid-cap companies.

The bond position of the Fund's portfolio generally will be invested in high quality debt securities with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average weighted portfolio maturity of the bond portion of the Fund's portfolio from between 5 and 9 years. At the time of investment, corporate bonds and convertible securities in which the Fund will invest will be rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's Ratings Group or in the Baa rating category or higher by Moody's Investors Services, Inc., or their unrated equivalents. In selecting fixed income securities, Fifth Third considers, among other things, the remaining maturity, the stated interest rate and the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

Mid Cap VIP Fund

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities issued by mid-cap companies. Mid-cap companies are companies with market capitalization no larger than 110%, and no smaller than 90%, of the market capitalization of the companies represented in the Russell Midcap® Index (generally, between $500 million and $10 billion).

In choosing stocks for the Fund, Fifth Third intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and the potential to pay dividends. Fifth Third selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

The Fund also may invest in debt securities, securities issued by foreign companies and American Depositary Receipts, which are U.S. dollar-denominated receipts (typically issued by a U.S. bank or trust company) evidencing ownership of underlying foreign securities.

The Fund may earn dividend and interest income. The Fund may invest in convertible securities that pay interest, and may invest up to 20% of its assets in common stocks of large-cap companies, many of which pay dividends, fixed income securities, and small-cap companies. At the time of investment, debt securities and convertible securities will be rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's Ratings Services or in the Baa rating category or higher by Moody's Investors Service, Inc., or their unrated equivalents.

About the Russell Midcap® Index. The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index. As of a recent date, the average market capitalization was approximately $9 billion; the median market capitalization was approximately $2.1 billion.

Disciplined Value VIP Fund

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of mid- and large-cap companies that Fifth Third believes have the potential to provide capital appreciation.

In choosing investments for the Fund, Fifth Third attempts to identify undervalued securities through traditional measures of value, including securities having low ratios of share price to book value, net asset value, earnings and cash flow. Fifth Third also looks for companies that pay above-average dividends.

In addition to common stock, the Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The Fund also may invest in debt securities. The portion of the Fund's total assets invested in common stock, preferred stock, convertible securities, and debt securities varies according to Fifth Third's assessment of market and economic conditions and outlook.

RISK CONSIDERATIONS

Each Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk (All Funds)

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent a Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

All of the Funds, and particularly the Disciplined Value VIP Fund, may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, Fifth Third's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that a Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Because industries, companies or countries experiencing economic growth and benefiting from demand trends and themes can change, a Fund's performance could suffer if Fifth Third is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which a Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Foreign Investment Risk (Quality Growth VIP Fund and Mid Cap VIP Fund)

The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Funds may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. While investment in American and Global Depositary Receipts do not eliminate all of the risks inherent in foreign investing, investing in Depositary Receipts rather than directly in a foreign issuer's securities avoids currency risks during the settlement period for purchases and sales.

Small- and Mid-Cap Investment Risk (All Funds)

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. These risks may be particularly acute with respect to small-cap stocks. As a result, small- and mid-cap stocks, and thus a Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Interest Rate Risk (All Funds)

Although each Fund's primary investment focus is stocks, each Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which a Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. While interest rates movements generally will impact most fixed income securities, mortgage- and asset-backed securities may be particularly sensitive to interest rate movements. When interest rates rise, the maturities of these securities may lengthen, leading to a significant decline in value. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing a Fund to invest at lower prevailing interest rates.

Credit Risk (All Funds)

Each Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which a Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Derivatives Risk (Quality Growth VIP Fund)

The Fund's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of the Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index, or with another portfolio investment that is being hedged. The Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the Fund will be able to engage in these transaction to reduce exposure to other risks.

Active Trading (All Funds)

The Funds will not generally trade in securities for short-term profits. However, each Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact a Fund's performance.

Temporary Investments (All Funds)

Fifth Third may temporarily invest up to 100% of a Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Funds, their investment strategies, and their risks.

VALUATION OF SHARES

Each Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of each Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in each Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of the Trust believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of each Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and Fifth Third. Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of each Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of a Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. Each Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Funds to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Funds served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Each Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of each Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUNDS

Investment Advisor

Through its portfolio management team, Fifth Third makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

Fifth Third whose address is 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is an indirect, wholly-owned subsidiary of Fifth Third Bank, which is a financial services company located in Cincinnati, Ohio. As of December 31, 2002, Fifth Third managed approximately $11.7 billion of mutual fund assets in the Fifth Third Funds.

Under an investment advisory agreement between the Trust and Fifth Third, the fee payable to Fifth Third by the Trust for investment advisory services is the lesser of (a) a fee calculated as a percentage of each Fund's average daily net assets, which is computed daily and paid monthly at the annual rates indicated below, or (b) such amount as may from time to time be agreed upon in writing by the Trust and Fifth Third.
Percentage of average daily net assets
Quality Growth VIP Fund	0.70%
Balanced VIP Fund	0.80%
Mid Cap VIP Fund	0.80%
Disciplined Value VIP Fund	0.80%

During the fiscal year ended December 31, 2002, Fifth Third waived the entire investment advisory fee payable with respect to the Quality Growth VIP Fund.

Portfolio Managers

Quality Growth VIP Fund: Steven E. Folker and Sunil M. Reddy serve as the co-portfolio managers of the Quality Growth VIP Fund. Mr. Folker is the Director of Growth Equity Strategy for Fifth Third and is a Vice President of Fifth Third Bank. He also is a Chartered Financial Analyst with over 23 years of investment experience, including service as portfolio manager of three series of the Fifth Third Funds since 1993, and is a member of the Cincinnati Society of Financial Analysts. Mr. Folker earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin. Since 1997, Mr. Reddy has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large Midwestern bank. He earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a B.S. in Electrical Engineering from The Ohio State University and a M.B.A. from Case Western Reserve University.

Mid Cap VIP Fund: Steven E. Folker, who is described above, serves as the portfolio manager for the Mid Cap VIP Fund.

Balanced VIP Fund: James Russell and Daniel C. Popowics serve as co-portfolio managers of the equity portion of the Balanced VIP Fund. Mr. Russell is Director of Equity Research and Growth Funds Management for Fifth Third. He earned his Chartered Financial Analyst designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager and fund manager. He received his B.S. degree from Centre College and his M.B.A. from Emory University. Mr. Russell is a former member of Centre College's Alumni Board and an active member of Emory University's Business School Advisory Board. Mr. Popowics is an Assistant Vice President and Equity Analyst with Fifth Third. Prior to joining Fifth Third, he was a manager with Fidelity Investments and spent four years as a financial analyst with CIGNA Insurance. Mr. Popowics earned the Chartered Financial Analyst designation in 2002. In addition to his Fund duties, Mr. Popowics covers the Consumer Staples and Health Care industries and manages personal trust and charitable accounts. Mr. Popowics is a graduate of Duke University and earned an M.B.A. in Finance from Rensselaer Polytechnic Institute.

Mitchell L. Stapley and John L. Cassady III serve as co-portfolio managers of the fixed income portion of the Balanced VIP Fund. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with Fifth Third and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his B.S. degree in economics and political science, with honors, from Albion College in 1981. Mr. Cassady earned his CFA designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his B.S. in industrial management from the Georgia Institute of Technology and is currently a member of the West Michigan chapter of the Investment Analysts Society of Chicago.

Disciplined Value VIP Fund: Denis J. Amato and James R. Kirk serve as co-portfolio managers of the Disciplined Value VIP Fund. Mr. Amato is currently a Director of Value Strategies and Senior Vice President of Fifth Third and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a B.B.A. in economics and an M.B.A. in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts. Mr. Kirk is the co-portfolio manager of the Disciplined Value VIP Fund. He is currently a Vice President and Director of Disciplined Value Strategy for Fifth Third. Prior to joining Fifth Third, he spent almost three years as the chief investment strategist and manager of a value equity fund for National City Investment Management Co., and then four years as the chief investment officer for National City Bank's Private Investment Advisors Group. Mr. Kirk earned a B.A. in Economics and an M.B.A. from Case Western Reserve University and has also earned his Chartered Financial Analyst designation. He has accumulated over 30 years of investment experience in the capacities of portfolio manager, director of research, and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and the Kidney Foundation of Ohio and is a director of the Cleveland Athletic Club. He is a member and past president of the Cleveland Society of Security Analysts.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Funds, and BISYS Fund Services acts as the Funds' principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Funds' service providers.

TAXATION

Each Fund intends to qualify and to elect to be taxed as "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

Each Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of each Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following tables provide information concerning the historical total return performance of the Class A shares of two series of the Fifth Third Funds that have investment objectives, policies and strategies that are substantially similar to those of the indicated Funds, and that are currently managed by the same investment advisor and portfolio managers ("Similar Funds"). While the investment objectives, policies and risks of a Similar Fund and its corresponding Fund are similar, they are not identical, and the performance of a Similar Fund and its corresponding Fund will vary. The data is provided to illustrate the past performance of Fifth Third in managing a substantially similar investment portfolio and does not represent the past performance of the Funds or the future performance of the Funds or their portfolio managers. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Funds or their portfolio managers.

The performance data shown below reflects the net operating expenses of the Similar Funds, which are lower than the estimated operating expenses of the corresponding Funds (prior to fee waivers and/or expense reimbursements). Performance would have been lower for a Similar Fund if the corresponding Fund's expenses (before waivers and/or reimbursements) were used. In addition, the Similar Funds, unlike the Funds, are not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Funds serve as an underlying investment vehicle. By contrast, investors with contract value allocated to a Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Funds' performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information.

The investment results of the Similar Funds presented below are unaudited and are not intended to predict or suggest results that might be experienced by a Similar Fund or a Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark indexes identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Balanced VIP Fund

Average Annual Total Returns for the Similar Fund and for Its Benchmark Indices for Periods Ended December 31, 2002
Similar Fund/Benchmarks	1 Year	5 Years	10 Years	Since Inception	Inception Date
Similar Fund*
Assuming imposition of maximum sales charge	-20.78%	0.06%	6.12%	6.16%	11/20/92
Absent imposition of sales charge	-16.60%	1.10%	6.67%	6.71%	11/20/92
Russell 1000® Index**	-21.65%	-0.58%	9.19%	9.46%	11/20/92
LBAG Index***	10.25%	7.55%	7.51%	7.62%	11/30/92

_________________

*     The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and expense reimbursements, Similar Fund performance would have been lower.

**    The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

***  The Lehman Brother Aggregate Bond Index (the "LBAG Index") is an unmanaged total return index measuring both capital price change and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Mid Cap VIP Fund

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2002
Similar Fund/Benchmark	1 Year	5 Years	10 Years	Since Inception	Inception Date
Similar Fund*
Assuming imposition of maximum sales charge	-34.14%	-4.57%	4.82%	4.97%	11/20/92
Absent imposition of sales charge	-30.65%	-3.59%	5.36%	5.51%	11/20/92
Russell Midcap® Index**	-16.19%	2.19%	9.92%	10.12%	11/20/92

_________________

*     The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and expense reimbursements, Similar Fund performance would have been lower.

**     The Russell Midcap® Index is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following tables are included to assist investors in evaluating the financial performance of each Fund since its commencement of operations through December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in a Fund would have earned (or lost) during the period. This information, except for the information in note (d), has been audited by PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2002, and by other auditors for the prior fiscal period. This information, along with the Funds' financial statements, is included in the Funds' annual report, which may be obtained free of charge upon request.

Quality Growth VIP Fund

For a share outstanding throughout the period:	Year Ended December 31, 2002	Period Ended December 31, 2001(a)
Net Asset Value, Beginning of Period	$ 8.26	$ 10.00
Investment Activities:
Net investment loss	(0.01)	(0.01)
Net realized/unrealized losses	(2.47)	(1.73)
Total investment activities	(2.48)	(1.74)
Net Asset Value, End of Period	$5.78	$ 8.26
Total Return	(30.02%)	(17.40%)(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)
	$ 3,067	$ 914
Ratio of expenses to average net assets
	1.10%(d)	1.10%(c)(d)
Ratio of net investment loss to average net assets
	(0.25%)	(0.22%)(c)
Portfolio turnover rate
	12.03%	32.52%

_______________________________
(a) For the period from January 26, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
(d) Absent voluntary and contractual fee waivers and expenses reimbursements, ratios of expenses to average net assets would have been 6.30% and 3.25%, respectively.

 Balanced VIP Fund
For a share outstanding throughout the period:	Period Ended December 31, 2002(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.05
Net realized/unrealized gains	0.49
Total investment activities
0.54
Distributions:
From net investment income
(0.05)
Total distributions
(0.05)
Net Asset Value, End of Period	$ 10.49
Total Return	5.37%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)
$ 708
Ratio of expenses to average net assets
1.06%(c)(d)
Ratio of net investment income to average net assets
1.06%(c)
Portfolio turnover rate
12.20%

_______________________
(a) For the period from July 15, 2002 (commencement of operations) through December 31, 2002.
(b) Not annualized.
(c) Annualized.
(d) Absent voluntary and contractual fee waivers and expenses reimbursements, the ratio of expenses to average net assets would have been 14.99%.

Mid Cap VIP Fund

For a share outstanding throughout the period:	Period Ended December 31, 2002(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment loss	(0.02)
Net realized/unrealized gains	0.52
Total investment activities
0.50
Net Asset Value, End of Period	$ 10.50
Total Return	5.00%(b)
Ratios/Supplemental Data:
Net assets, end of period (000')
$ 762
Ratio of expenses to average net assets
1.10%(c)(d)
Ratio of net investment loss to average net assets
(0.59%)(c)
Portfolio turnover rate
0.00%

_________________________
(a) For the period from July 15, 2002 (commencement of operations) through December 31, 2002.
(b) Not annualized.
(c) Annualized.
(d) Absent voluntary and contractual fee waivers and expenses reimbursements, the ratio of expenses to average net assets would have been 14.16%.

Disciplined Value VIP Fund

For a share outstanding throughout the period:	Period Ended December 31, 2002(a)
Net Asset Value, Beginning of Period	$ 10.00
Investment Activities:
Net investment income	0.07
Net realized/unrealized gains	0.28
Total investment activities
0.35
Distributions:
From net investment income
(0.07)
Total distributions
(0.07)
Net Asset Value, End of Period	$ 10.28
Total Return	3.53%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)
$ 740
Ratio of expenses to average net assets
1.10%(c)(d)
Ratio of net investment income to average net assets
1.80%(c)
Portfolio turnover rate
36.68%

______________________
(a) For the period from July 15, 2002 (commencement of operations) through December 31, 2002.
(b) Not annualized.
(c) Annualized.
(d) Absent voluntary and contractual fee waivers and expenses reimbursements, the ratio of expenses to average net assets would have been 14.83%.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about each Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of reports and the SAI, or request other information and discuss any questions about the Funds, by contacting a broker or bank that sells an insurance contract that offers the Funds as investment options. Or contact the Funds at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

Investors can review and copy the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Funds:
.	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.
.	Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

Choice VIT Market Neutral Fund
Choice VIT Long-Short Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-866-667-0564

This prospectus describes two mutual funds offered by Variable Insurance Funds (the "Trust"):

.	Choice VIT Market Neutral Fund, which seeks positive returns, with preservation of capital as a secondary objective, by investing primarily in common stocks.
.	Choice VIT Long-Short Fund, which seeks long-term capital growth in all market conditions by investing primarily in common stocks.

The Funds' goals and investment programs are described in more detail inside. Choice Investment Management, LLC ("Choice") serves as each Fund's investment adviser.

The Funds sell their shares to insurance company separate accounts, so that each Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Funds also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and Choice.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARIES AND FUND EXPENSES

    Market Neutral Fund

    Long-Short Fund

INVESTMENT OBJECTIVES AND STRATEGIES

    Market Neutral Fund

    Long-Short Fund

RISK CONSIDERATIONS

VALUATION OF SHARES

PURCHASING AND REDEEMING SHARES

    Distribution and Service Plan

MANAGEMENT OF THE FUNDS Investment Adviser Portfolio Manager Administrator and Distributor TAXATION GENERAL INFORMATION Description of the Trust and Its Shares Miscellaneous

RISK/RETURN SUMMARIES AND FUND EXPENSES

Market Neutral Fund

Investment Objective

The Fund seeks positive returns, with preservation of capital as a secondary objective.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that Choice believes to be undervalued and overvalued. The Fund seeks capital appreciation while generally remaining "market neutral" by maintaining an approximately even balance between long and short positions in its portfolio securities.

The Fund will buy the stock of companies that Choice believes to be undervalued, to occupy a dominant position in their market due to size, products or services and whose growth potential is not yet reflected in the company's stock price. This is referred to as a "long" position. Choice typically will hold a stock of a company until it believes its value is reflected in its market price. The Fund will sell "short" the stock of companies that Choice believes to be overvalued, which typically will be losing market position or exhibiting slowing growth. Selling a security "short" entails selling a borrowed security with the expectation that the price of the security will decline, so that the Fund may purchase the security at a lower price when the Fund must return the security that it borrowed. Choice will close a short position when it believes the market price of the security reflects its market value. The Fund attempts to preserve capital by utilizing an aggressive risk management and trading process.

In addition to the above, Choice may use derivative instruments, such as options contracts and futures contracts, for risk management purposes or as part of the Fund's investment strategies. The Fund also may "leverage" its portfolio by investing in options contracts, futures contracts and other financial instruments to produce economically leveraged investment results, or borrowing money for investment purposes. Leverage is a means to change market movements into larger changes in the value of the Fund's investments by getting a return on a capital base that is larger than the Fund's net investment.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. Investors should note that the Fund may pose investment risks of the type or magnitude not typically associated with a mutual fund investment.

The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks and other equity securities. Stocks may, in fact, not be undervalued or overvalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all. There is no guarantee that the Fund will be able to maintain a market neutral position that adequately balances its long and short positions. In addition, to the extent that the Fund focuses its investments in a limited number of issuers or market sectors, it may be exposed to risks caused by events that affect particular companies or market sectors to a greater extent than more broadly diversified funds.

The Fund is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities (if any) generally will change in value inversely with changes in interest rates. Also, an investment by the Fund in fixed income securities generally will expose the Fund to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

The Fund will be subject to risks posed by its derivative investment strategies, which may pose risks in addition to those associated with investing directly in securities or other investments. These risks include illiquidity of the instruments used by the Fund, imperfect correlation with underlying investments or the Fund's other portfolio holdings, and lack of availability. In addition, the Fund's use of leverage can magnify the effects of changes in the value of the Fund's portfolio securities, and make the Fund's performance more volatile.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*	1.65%
Distribution (12b-1) and Service Fees	0.35%
Other Expenses	3.61%
Total Annual Fund Operating Expenses	5.61%
Less Waiver/Reimbursement*	2.01%
Net Operating Expenses*	3.60%

*Choice has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2004 to the extent total expenses exceed 3.60%. Choice is entitled to reimbursement by the Fund of fees waived or expenses reimbursed for a period of up to three years following the waiver or reimbursement if in any month annualized Fund operating expenses are less than any expense limitation in place at that time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years
$363	$1,493

Long-Short Fund

Investment Objective

The Fund seeks long-term capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in a non-diversified portfolio of common stocks that Choice believes to be either undervalued or overvalued.

The Fund will buy the stock of companies that Choice believes to be undervalued, to occupy a dominant position in their market, and whose growth potential is not yet fully reflected in the market price of their stock. This is referred to as a "long" position. Choice typically will hold a stock of a company until it believes its value is reflected in its market price. The Fund will sell "short" the stock of companies that Choice believes to be overvalued, which typically will be losing market position or exhibiting slowing growth. Selling a security "short" entails selling a borrowed security with the expectation that the price of the security will decline, so that the Fund may purchase the security at a lower price when the Fund must return the security that it borrowed. Choice will close a short position when it believes the market price of the security reflects its market value. In implementing the Fund's investment strategies, Choice anticipates focusing on the technology, health care, consumer, and financial sectors.

In addition to the above, Choice may use derivative instruments, such as options contracts and futures contracts, for risk management purposes or as part of the Fund's investment strategies. The Fund also may "leverage" its portfolio by investing in options contracts, futures contracts and other financial instruments to produce economically leveraged investment results, or borrowing money for investment purposes. Leverage is a means to change market movements into larger changes in the value of the Fund's investments by getting a return on a capital base that is larger than the Fund's net investment.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. Investors should note that the Fund may pose investment risks of the type or magnitude not typically associated with a mutual fund investment.

The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Stocks may, in fact, not be undervalued or overvalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all. Because the Fund may concentrate its investments in a relatively small number of issuers or market sectors, it may be exposed to risks caused by events that affect particular companies or market sectors to a greater extent than more broadly diversified mutual funds.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities (if any) generally will change in value inversely with changes in interest rates. Also, an investment by the Fund in fixed income securities generally will expose the Fund to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

The Fund will be subject to risks posed by its derivative investment strategies, which may pose risks in addition to those associated with investing directly in securities or other investments. These risks include illiquidity of the instruments used by the Fund, imperfect correlation with underlying investments or the Fund's other portfolio holdings, and lack of availability. In addition, the Fund's use of leverage can magnify the effects of changes in the value of the Fund's portfolio securities, and make the Fund's performance more volatile.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

Fund Expenses

The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*	2.50%
Distribution (12b-1) and Service Fees	0.35%
Other Expenses	3.63%
Total Annual Fund Operating Expenses	6.48%
Less Waiver/Reimbursement*	2.48%
Net Operating Expenses*	4.00%

*Choice has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2004 to the extent total expenses exceed 4.00%. Choice is entitled to reimbursement by the Fund of fees waived or expenses reimbursed for a period of up to three years following the waiver or reimbursement if in any month annualized Fund operating expenses are less than any expense limitation in place at that time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years
$402	$1,692

INVESTMENT OBJECTIVES AND STRATEGIES

Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which Choice acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.

Each Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on each Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Market Neutral Fund

The Fund's investment objective is positive returns, with preservation of capital as a secondary objective. The investment objectives are not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest in a non-diversified portfolio of common stocks that Choice believes to be undervalued and overvalued. The Fund seeks capital appreciation by remaining market neutral by investing long and short. "Market neutral" means that the Fund generally will maintain an approximately even balance between long and short investment positions.

In evaluating potential common stock portfolio investments, Choice performs intense fundamental analysis on a pool of approximately 300 companies of all sizes, including small companies with little operating history and companies engaged in initial public offerings. On the basis of this analysis, Choice identifies companies whose stock Choice believes is either significantly undervalued or overvalued in the market. The Fund will buy long the stock of companies it believes are undervalued and sell short the stock of companies it believes are overvalued. In implementing these strategies, Choice anticipates investing in approximately 30 securities long and approximately 30 securities short in the portfolio when fully invested. Choice intends to hedge each position, whether long or short, with a corresponding position in a similar industry or sector of the market. Under unusual circumstances, Choice may not have a "market neutral" exposure, whereby the Fund may hold up to 20% of the Fund's securities in net long or net short positions. The net exposure is calculated by subtracting the Fund's short positions from its long positions. The Fund will generally focus on growth sectors of the market, primarily in technology, consumer, health care and financials.

Long-Short Fund

The Fund's investment objective is long-term capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest in a non-diversified portfolio of securities that Choice believes to be undervalued or overvalued.

In evaluating potential common stock portfolio investments, Choice performs intense fundamental analysis on a pool of approximately 300 companies of all sizes, including small companies with little operating history and companies engaged in initial public offerings. On the basis of this analysis, Choice identifies companies whose stock Choice believes is either significantly undervalued or overvalued in the market. The Fund will buy long the stock of companies it believes are undervalued and sell short the stock of companies it believes are overvalued. In implementing these strategies, Choice anticipates focusing on the technology, health care, consumer, and financial sectors.

Common Strategies for Each Fund

Each Fund will buy long the stock of companies that Choice believes to be undervalued. These companies will typically occupy a dominant position in their market due to size, products or services, and will exhibit growth potential that Choice believes is not yet fully reflected in the market price of their stocks. As part of this management strategy, Choice may seek out "special situation companies," which are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services. A Fund typically will hold the stock of a company until Choice believes its value is reflected in the market price of its stock. This may be due to an increase in the market price or a change in Choice's opinion of the company's value. When Choice believes that the market price of a company's stock reflects its value or is overvalued, the stock generally will be sold.

A Fund will utilize short selling in order to attempt to both protect its portfolio against the effects of potential downtrends in the securities markets and as a means of enhancing its overall performance. A "short sale" is a transaction in which a Fund sells a security it does not own, but has borrowed, in anticipation that the market price of that security will decline. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain.

A Fund will sell short the stock of companies that Choice believes to be overvalued. These companies typically will be losing, or in danger of losing, their market position, or exhibiting slowing growth, weakening financial condition, declining cash flow or other similar factors. In evaluating short sale candidates, Choice looks primarily for growth companies where valuations are high, and a catalyst indicates that a market decline will occur. A short position typically will be closed at such time as the market price of the stock sold "short" reflects its value, in the opinion of Choice. This may be due to a decline in the market value of the stock or a change in Choice's opinion as to a company's value. Selling short will be used to hedge a Fund's long portfolio in periods of market decline and to take advantage of negative information about companies derived from Choice's research.

Choice may use derivative instruments for risk management purposes or as part of a Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that Choice may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price) and options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future).

Choice also may utilize leverage in managing each Fund. A Fund may borrow up to one-third of its total assets (after giving effect to the borrowing) for investment purposes. In addition, a Fund may invest in futures contracts and options in order to produce economically leveraged investment results.

Choice may sell portfolio stocks quickly to respond to short-term market price movements, and expects to actively trade the portfolio in pursuit of each Fund's investment objective(s). Due to this active management, and each Fund's relatively small number of holdings, each Fund's annual portfolio turnover rate may be significantly higher than that of many other mutual funds.

RISK CONSIDERATIONS

Each Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent a Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

The Funds may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, Choice's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that a Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Certain types of investments may pose particular types of risks. By its nature, a "special situation company" involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss. In addition, each Fund may invest in initial public offerings. Investments in initial public offerings may expose a Fund to dramatic, significant and disproportionate initial impact on a Fund's performance figures because of a stock's initial surge or fall in value.

Because industries, companies or countries experiencing economic growth can change, a Fund's performance could suffer if Choice is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which a Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Short Sales

Each Fund's short sale transactions may expose it to risks peculiar to that strategy. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is theoretically unlimited. There is no guarantee that a Fund will be able to replace a security at any particular time or at an acceptable price. The more a Fund pays to purchase the security that it must return, the more it may lose on the transaction, and the more the price of Fund shares will be affected.

While a Fund is short a security, it is subject to the risk that the security's lender will terminate the loan. In that event, the Fund must either borrow the security from another lender, buy a replacement security at the current market price for return to the lender, or pay the lender an amount equal to the cost of purchasing the security to close out the short position.

Short sales of securities entail transaction costs and other expenses. A Fund may be required to pay a premium in connection with borrowing a security. In addition, a Fund must repay to the lender any dividends or interest that accrue prior to the Fund returning a security that it has borrowed. These costs and expenses will reduce the ultimate gain, or increase the ultimate loss, resulting from a short sale.

Small- and Mid-Cap Investment Risk

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. These risks may be particularly acute with respect to small-cap stocks. As a result, small- and mid-cap stocks, and thus a Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Focused Investment Strategies

Each Fund may focus its investments in a limited number of market sectors. If companies in these sectors underperform companies in other market sectors or the market as a whole, the potential negative impact to the Funds could be magnified. Concentrating a Fund's holdings to companies with similar characteristics may make each Fund more susceptible to any economic, business or other developments that affect those types of companies. In particular, each Fund may concentrate its investments in health care, consumer, financial and, in particular, technology companies. Technology companies may be subject to greater price volatility than stocks of companies in many other market sectors because of short product cycles and competitive pricing, among other considerations.

Diversification

The Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers. However, the Funds will be subject to certain diversification requirements imposed by the Internal Revenue Code. The use of a non-diversified investment strategy may increase the volatility of each Fund's investment performance, as each Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which a Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Leverage

The Funds may employ leveraged investment techniques and borrow money for investment purposes. Borrowings may involve additional risk to each Fund because the interest expense may be greater than the income from or appreciation of the securities purchased with the borrowings, and the value of the securities carried may decline below the amount borrowed. In addition, use of leverage can magnify the effects of changes in the value of a Fund's investment and may make the Fund's performance more volatile. The effect of leverage during adverse market conditions could be a greater decrease in net asset value per share than if a Fund were not leveraged.

Derivatives

A Fund's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed herein. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index, or with a Fund's portfolio securities. Each Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Fund will be able to engage in these transactions to seek its investment goal or risks.

Foreign Investment Risk

Each Fund may invest in equities issued by foreign companies. The equities of foreign companies may pose risks in addition to, or to a greater degree than, the risks of U.S. companies. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Funds may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Interest Rate Risk

Changes in interest rates may affect the operations of the issuers of stocks in which a Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Although each Fund's primary investment focus is stocks, each Fund may invest in fixed income securities, such as convertible securities, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates.

Each Fund may invest in fixed income securities that are not investment grade (i.e., junk bonds). Investments in securities that are below investment grade carry greater risks than investments in investment grade securities, as issuers of lower rated bonds are less financially secure and are more likely to be hurt by interest rate movements. While interest rates movements generally will impact most fixed income securities, mortgage- and asset-backed securities may be particularly sensitive to interest rate movements. When interest rates rise, the maturities of these securities may lengthen, leading to a significant decline in value. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing a Fund to invest at lower prevailing interest rates.

Credit Risk

Each Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which a Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Funds may invest in lower rated convertible securities and debt obligations, including convertible securities that are not investment grade (i.e., junk bonds). To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent a Fund from selling a security at the time and price that would be most beneficial to a Fund.

Active Trading

Each Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact a Fund's performance.

Temporary Investments

Choice may temporarily invest up to 100% of a Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective or objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Funds, their investment strategies, and their risks.

VALUATION OF SHARES

Each Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of each Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in each Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of the Trust believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of each Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and Choice. Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of each Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of a Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. Each Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Funds to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Funds.

The Trust currently does not foresee any disadvantages to investors if a Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which a Fund serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Each Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Distribution and Service Plan

The Board of Trustees of the Trust has adopted for each Fund a Rule 12b-1 Distribution and Service Plan (the "Plan"). The Plan allows each Fund to use part of its assets for (1) the sale and distribution of its shares, including advertising, marketing and other promotional activities; and (2) for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution or its affiliates ("Servicing Agent") may receive a fee from each Fund, computed daily and paid monthly, at an annual rate of up to 0.35% of the average daily net assets of each Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Funds and may result in an investor paying more than with other types of sales charges. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to a Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUNDS

Investment Adviser

Choice Investment Management, LLC ("Choice"), 5299 DTC Boulevard, Suite 1150, Englewood, Colorado 80111, is the investment adviser for the Funds. Choice makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of December 31, 2002, Choice managed approximately
$43 million of assets, including approximately $24 million of mutual fund assets in the Choice Funds.

Under an investment advisory agreement between the Trust and Choice, the fee payable to Choice by the Trust for investment advisory services is the lesser of (a) a fee calculated as a percentage of each Fund's average daily net assets, which is computed daily and paid monthly, at the annual rate of 1.65% for the Market Neutral Fund and 2.50% for the Long-Short Fund, or (b) such amount as may from time to time be agreed upon in writing by the Trust and Choice. In light of the unique management strategies employed by Choice in managing the Funds, these fees may be higher than those typically associated with mutual funds.

Portfolio Manager

Patrick S. Adams is the portfolio manager for the Funds. As portfolio manager, he is responsible for the day-to-day management of the Funds and the selection of the Funds' investments. Prior to organizing Choice in 1999, Mr. Adams served as Senior Vice President to Berger Associates, Executive Vice President and portfolio manager of the Berger 100 Fund, President and portfolio manager of the Berger IPT-100 Fund, President and co-portfolio manager of the Berger IPT-Growth and Income Fund and Executive Vice President and co-portfolio manager of the Berger Growth and Income Fund since February 1997. Mr. Adams also served as the President and co-portfolio manager of the Berger Balanced Fund since its inception in August 1997, and as President and portfolio manager of the Berger Select Fund from its inception on December 31, 1997 until April 1999. Prior to his affiliation with the Berger Funds, Mr. Adams acted as Senior Vice President from June 1996 to January 1997 with Zurich Kemper Investments; portfolio manager from March 1993 to May 1996 with Founders Asset Management, Inc.; research analyst and portfolio manager from January 1990 to January 1992 and senior portfolio manager/senior analyst from January 1992 to February 1993 with First of America Investment Corp.; and portfolio manager from August 1985 to December 1989 with Capital Management Group - Star Bank.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Funds, and BISYS Fund Services acts as the Funds' principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Funds' service providers.

TAXATION

Each Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of each Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Funds, the following document is available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about each Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-866-667-0564

Investors can review and copy the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Funds:

.	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.
.	Free from the EDGAR database on the Commission's Website on at http://www.sec.gov.

Investment Company Act file no. 811-8644.

AmSouth Value Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

The AmSouth Value Fund seeks capital growth, with current income as an incidental objective, by investing in a diversified portfolio of equity securities. The Fund's goals and investment program are described in detail inside. AmSouth Investment Management Company, LLC ("AmSouth") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies and AmSouth.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARY AND FUND EXPENSES
   Investment Objective

   Principal Investment Strategies

   Principal Investment Risks

   Fund Performance

   Fund Expenses

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

VALUATION OF SHARES

PURCHASING AND REDEEMING SHARES

   Servicing Agents

MANAGEMENT OF THE FUND

   Investment Adviser

   Administrator and Distributor

TAXATION

SIMILAR FUND PERFORMANCE INFORMATION

GENERAL INFORMATION

   Description of the Trust and Its Shares

   Miscellaneous

FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks capital growth, with current income as an incidental objective.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities that AmSouth believes to be undervalued. AmSouth uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. AmSouth will select investments believed to have basic investment value which will eventually be recognized by other investors. The Fund expects to earn incidental income mainly from stock dividends and preferred stocks.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities. In addition, value stocks may, in fact, not be undervalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or may not favor equities at all.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities generally will change in value inversely with changes in interest rates. Also, an investment by the Fund in fixed income securities generally will expose the Fund to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), a widely recognized, unmanaged index of common stocks. Prior to September 6, 2002, the Fund employed an investment sub-adviser and pursued a different investment objective using somewhat different investment strategies. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	12.36% 1998	25.00% 1999	-2.13% 2000	-10.97% 2001	-13.06% 2002
Best Quarter:	19.65%	12/31/99
Worst Quarter:	-13.29%	6/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	5 Years	Since Inception (October 23, 1997)
Fund S&P 500® Index*	-13.06% -22.10%	1.25% -0.59%	1.70% 0.64%

__________________
*Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                                              0.60%
Other Expenses*                                                                0.71%
Total Annual Fund Operating Expenses*                         1.31%

*Other expenses are currently being limited to 0.65%. Total annual fund operating expenses, after fee waivers and expense reimbursements, currently are limited to 1.25%. Any fee waiver or expense reimbursement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year     3 Years    5 Years     10 Years
$ 133      $415          $718        $1,579

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks capital growth, with current income as an incidental objective. The investment objective is not fundamental, and may be changed without shareholder vote. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities that AmSouth believes to be undervalued. Equity securities may include common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.

The Fund invests primarily in equity securities that AmSouth believes to be undervalued based upon internal research and proprietary valuation systems. AmSouth uses economic projections, internally developed valuation systems, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. AmSouth will select investments believed to have basic investment value which will eventually be recognized by other investors. Factors which may be considered in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value.

In addition to equity securities, the Fund may invest in preferred stocks, corporate bonds, notes, warrants, and short term money market instruments. The portion of the Fund's assets invested in common stocks, convertible securities and fixed income securities varies according to AmSouth's assessment of market and economic conditions and future outlook.

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

The Fund primarily invests in value securities, which in theory limit downside risk because they are underpriced. Of course, AmSouth's success in moderating market risk cannot be assured. There is no guarantee that a value security is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that the Fund invests in value securities or attempts to moderate potential volatility by investing in dividend-paying growth securities, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Interest Rate Risk

Although the Fund's primary investment focus is equities, the Fund may invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in fixed income securities, if any, may be affected by the creditworthiness of issues in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Active Trading

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments

AmSouth may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies and AmSouth. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

AmSouth. AmSouth Investment Management Company LLC ("AmSouth"), 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama, 35203, is the investment adviser of the Fund. AmSouth is a separate, wholly-owned subsidiary of AmSouth Bank ("AmSouth Bank"), which is owned by AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bank recently reorganized its investment advisory division as AmSouth, which replaced AmSouth Bank as the investment adviser to the Fund. Management and personnel that formerly provided services to the Fund now do so as the personnel of AmSouth. AmSouth Bank reported assets under management as of December 31, 2002 of $8 billion and operated approximately 600 banking offices and 1200 ATM locations in Alabama, Florida, Tennessee, Mississippi, Louisiana and Georgia. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915. As of December 31, 2002, AmSouth Bank and its affiliates had over $13 billion in assets under discretionary management.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

Prior to September 6, 2002, Rockhaven Asset Management, LLC served as the investment sub-adviser to the Fund.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.60% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. For services provided and expenses assumed during the fiscal year ended December 31, 2002, AmSouth received an investment advisory fee equal to 0.60% of the Fund's average daily net assets.

Portfolio Manager. Tin Y. Chan, CFA, is the day-to-day portfolio management responsibility for the AmSouth Value Fund. He has been employed by AmSouth since January 2003. From August 1998 to May 2002, Mr. Chan served as a portfolio manager at Pioneer Investment Management, Inc. for portfolios utilizing growth and value styles of management. Prior to August 1998, he was employed as a portfolio manager at Allmerica Asset Management, Inc.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Class I shares (formerly Trust Shares) class of the AmSouth Value Fund (the "Similar Fund"), a series of the AmSouth Funds. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund (as recently amended) and is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of AmSouth in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the operating expenses of the Similar Fund, which are lower than the expenses of the Fund. Performance would have been lower for the Similar Fund if the Fund's expenses were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Return for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2002
Similar Fund/Benchmark	1 Year	5 Years	Since Inception (September 2, 1997)
Similar Fund* S&P 500® Index**	-29.26% -22.10%	-0.97% -0.59%	0.17% 0.98%

_________________
*The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or expense reimbursements, Similar Fund performance would have been lower.

**The S&P 500® Index is an unmanaged index comprising common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Prior to July 1, 2002, the Fund was named the "AmSouth Equity Income Fund."

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund from the period January 1, 1998 through December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by Ernst & Young LLP for the fiscal years ended December 31, 2001 and 2002, and by other auditors for the prior fiscal years. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

	Years ended December 31,
For a share outstanding throughout the period:	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$11.63	$13.25	$ 13.89	$11.26	$10.23

Operations:
Net investment income	0.07	0.12	0.21	0.15	0.22
Net realized/unrealized gains (losses) from investments and option contracts	(1.58)	(1.57)	(0.48)	2.64	1.03

Total from operations	(1.51)	(1.45)	(0.27)	2.79	1.25

Dividends:
From net investment income	(0.12)	(0.17)	(0.21)	(0.16)	(0.22)
From net realized gains from investment transactions	--	--	(0.16)	--	--

Total from dividends	(0.12)	(0.17)	(0.37)	(0.16)	(0.22)

Net Asset Value, End of Period	$10.00	$11.63	$ 13.25	$13.89	$11.26

Total Return	(13.06%)	(10.97%)	(2.13%)	25.00%	12.36%

Ratios/Supplemental Data:
Net assets at end of period (000)	$ 48,390	$77,450	$ 85,525	$ 35,554	$ 22,543
Ratio of expenses to average net assets	1.25%	1.19%	1.18%	1.22%	1.14%
Ratio of net investment income to average net assets	0.73%	1.01%	1.49%	1.31%	2.13%
Ratio of expenses to average net assets*	1.31%	(a)	1.19%	1.37%	1.53%
Portfolio turnover	166.42%	202.92%	167.96%	110.31%	120.83%

____________________________
(a)There were no fee reductions/reimbursements during the period.

*During the period, certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.
.	Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

AmSouth Capital Growth Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-888-451-8382

The AmSouth Capital Growth Fund seeks capital growth by investing primarily in equity securities of U.S. companies with market capitalization of at least $500 million. The Fund's goals and investment program are described in detail inside. AmSouth Investment Management Company, LLC ("AmSouth") serves as the Fund's investment adviser, and Five Points Capital Advisors, Inc. ("Five Points") serves as the investment sub-adviser of the Fund.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and Five Points.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARY AND FUND EXPENSES
    Investment Objective

    Principal Investment Strategies

    Principal Investment Risks

    Fund Performance

    Fund Expenses

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

VALUATION OF SHARES

PURCHASING AND REDEEMING SHARES

    Servicing Agents

MANAGEMENT OF THE FUND Investment Adviser and Sub-Adviser Administrator and Distributor TAXATION GENERAL INFORMATION Description of the Trust and Its Shares Miscellaneous FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations of at least $500 million. The Fund intends to invest primarily in companies that Five Points believes offer opportunities for capital appreciation and growth of earnings.

In managing the Fund, Five Points identifies industries that it believes offer the potential for future expansion, and then uses fundamental analysis of company financial statements to identify companies with solid prospects for growth. Five Points will also consider other factors in selecting investments for the Fund, including the development of new or improved products or services, opportunities for greater market share, more effective management or other signs that the company may experience greater than average earnings growth and capital appreciation.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, such as common stocks. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. Further, investments in small- and medium-sized companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

Because the Fund may concentrate its investments in a relatively small number of issuers, it may be exposed to risks caused by events that affect particular companies to a greater extent than more broadly diversified mutual funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates the Fund's performance during the last calendar year, and the table compares the Fund's performance to that of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-25.89% 2002
Best Quarter: Worst Quarter:	4.87% -17.72%	12/31/02 9/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (May 1, 2001)
Fund S&P 500® Index*	-25.89% -22.10%	-21.52% -17.72%

__________________

*Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*                                                    0.70%
Other Expenses*                                                        1.51%
Total Annual Fund Operating Expenses*                 2.21%

*AmSouth currently limits its management fees to 0.30%. Other expenses are currently being limited to 0.85%. Total annual fund operating expenses, after fee waivers and expense reimbursements, currently are limited to 1.15%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$224	$691	$1,185	$2,544

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth or Five Points acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations of at least $500 million that Five Points believes offer opportunities for capital and earnings growth. Such growth stocks typically offer strong revenue and earnings potential, and accompanying capital growth, with less dividend income than value stocks. In evaluating prospective investments, Five Points considers both broad economic, industry or market trends, as well as company-specific considerations, to identify companies that it believes will have greater than average earnings growth and capital appreciation.

The Fund also may invest in equity and debt securities of domestic and foreign issuers when Five Points believes that such securities offer opportunities for growth. These may include high yield debt securities that are considered to be below investment grade. These securities, also known as "junk bonds," are considered to be speculative with respect to the payment of principal and interest.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different from its principal strategies discussed above. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

The Fund also may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, Five Points success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that the Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Because industries or companies experiencing growth can change, the Fund's performance could suffer if Five Points is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which the Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Small- and Mid-Cap Investment Risk

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, small- and mid-cap stocks, and thus the Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Foreign Investment Risk

The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, it may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund may invest in lower rated fixed income securities. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Lack of Diversification

The Fund is a non-diversified fund, which means it may concentrate its investments in the securities of a limited number of issuers. However, the Fund will be subject to certain diversification requirements imposed by the Internal Revenue Code. The use of a focused investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Active Trading

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments

Five Points may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, their investment strategies, and their risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, AmSouth and Five Points. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

AmSouth. AmSouth Investment Management Company LLC ("AmSouth"), 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser for the Funds. AmSouth is a separate, wholly-owned subsidiary of AmSouth Bank ("AmSouth Bank"), which is owned by AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bank reported assets under management as of December 31, 2002 of $8 billion and operated approximately 600 banking offices and 1200 ATM locations in Alabama, Florida, Tennessee, Mississippi, Louisiana and Georgia. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915. As of December 31, 2002, AmSouth Bank and its affiliates had over $13 billion in assets under discretionary management.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth is authorized to manage the Fund, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) 0.70% of the Fund's daily net assets, which is computed daily and paid monthly or (b) such amount as may from time to time be agreed upon in writing by the Trust and AmSouth. During the fiscal year ended December 31, 2002, AmSouth received an investment advisory fee equal to 0.30% of the Fund's average daily net assets.

Five Points. Five Points serves as investment sub-adviser of the Fund in accordance with a sub-advisory agreement with AmSouth. Five Points makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses assumed under the sub-advisory agreement, Five Points is entitled to a fee payable by AmSouth.

Five Points is a separate, wholly-owned subsidiary of AmSouth Bank, which is owned by AmSouth Bancorporation. Five Points was organized in 1996 to perform advisory services for investment companies, and has its principal offices at 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama, 35203.

Charles E. Winger is the co-portfolio manager of the Fund. He has been a Trust Officer of First American National Bank since 1988. Effective January 2000, First American National Bank merged into AmSouth Bank. He has been employed by AmSouth since 2000 and Five Points since 2001.

Rob Rinner is the co-portfolio manager of the Fund. Mr. Rinner has co-managed the Fund since 2003. Mr. Rinner has served as an equity analyst and portfolio manager since 1983. He joined AmSouth Bank in 1996.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during the period. This information has been audited by Ernst & Young LLP. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

For a share outstanding throughout the period:	Year Ended December 31,	Period Ended December 31,
	2002	2001(a)

Net Asset Value, Beginning of Period	$9.00	$10.00

Operations:
Net investment loss	(0.04)	(0.03)
Net realized/unrealized losses from investments	(2.29)	(0.97)

Total from operations	(2.33)	(1.00)

Net Asset Value, End of Period	$6.67	$9.00

Total Return	(25.89%)	(10.00%)(b)

Ratios/Supplemental Data:
Net assets at end of period (000's)	$3,394	$2,098
Ratio of expenses to average net assets	1.25%	1.24%(c)
Ratio of net investment loss to average net assets	(0.65%)	(0.71%)(c)
Ratio of expenses to average net assets*	2.21%	4.50%(c)
Portfolio turnover	64.44%	32.13%

_____________________________

(a)For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b)Not annualized.
(c)Annualized.
*During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

Investors can review and copy the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.
.	Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

 Investment Company Act file no. 811-8644.

AmSouth Select Equity Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

The AmSouth Select Equity Fund seeks to provide long-term growth of capital by investing in equity securities, including common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund's goals and investment program are described in detail inside. AmSouth Investment Management Company, LLC ("AmSouth") serves as the Fund's investment adviser, and OakBrook Investments, LLC ("OakBrook") serves as the investment sub-adviser of the Fund.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and OakBrook.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARY AND FUND EXPENSES
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
  Fund Expenses
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents

MANAGEMENT OF THE FUND Investment Adviser and Sub-Adviser Administrator and Distributor TAXATION GENERAL INFORMATION Description of the Trust and Its Shares Miscellaneous FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks to provide long-term growth of capital.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities, consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks, of companies with market capitalizations that are greater than $2 billion at the time of purchase. The portfolio manager does not currently intend to purchase convertible securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks, although the Fund's investment strategies seek out stocks that tend to be less volatile than many common stocks over the long term. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities generally will change in value inversely with changes in interest rates. Also, an investment by the Fund in fixed income securities generally will expose the Fund to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Because the Fund may concentrate its investments in a relatively small number of issuers, it may be exposed to risks caused by events that affect particular companies to a greater extent than more broadly diversified mutual funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	11.96% 2000	8.26% 2001	-8.43% 2002
Best Quarter:	17.63%	12/31/00
Worst Quarter:	-8.89%	9/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (May 3, 1999)
Fund S&P 500® Index*	-8.43% -22.10%	-1.43% -9.54%

__________________

*Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees*	0.80%
Other Expenses*	0.76%
Total Annual Fund Operating Expenses*	1.56%

*AmSouth currently limits its management fees to 0.72%, and other expenses currently are being limited to 0.53%. Total expenses, after fee waivers and expense reimbursements, currently are limited to 1.25%. Any fee waiver or expense reimbursement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$159	$493	$850	$1,856

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth or OakBrook acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its assets in companies that possess a dominant market share and have a barrier, such as a patent or well-known brand name, that shields its market share and profits from competitors. These companies typically have long records of stable earnings growth. OakBrook continuously monitors this universe of companies looking for opportunities to purchase such stocks at reasonable prices.

In managing the investment portfolio for the Fund, OakBrook may focus on a relatively limited number of stocks (generally 25 or less). OakBrook believes that this investment strategy has the potential for higher total returns than an investment strategy calling for investment in a larger number of securities.

In addition to its principal strategies discussed above, the Fund may invest in securities issued by companies with market capitalizations below $2 billion, or invest in futures and options contracts for purposes of hedging the Fund's portfolio or maintaining its exposure to the equity markets. The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than the strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although common stocks historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the common stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in securities issued by foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Interest Rate Risk

The Fund may invest in debt securities and other types of fixed income securities, such as convertible preferred stock and convertible bonds. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in convertible securities and debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares. The Fund also may be subject to credit risks posed by counterparties to futures and option contracts.

The Fund may invest in lower rated convertible securities and debt obligations. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Lack of Diversification

The Fund is a non-diversified fund, which means it may concentrate its investments in the securities of a limited number of issuers. However, the Fund will be subject to certain diversification requirements imposed by the Internal Revenue Code. The use of a focused investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Temporary Investments

OakBrook may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, AmSouth and OakBrook. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

AmSouth. AmSouth Investment Management Company LLC ("AmSouth"), 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser of the Fund. AmSouth is a separate, wholly-owned subsidiary of AmSouth Bank ("AmSouth Bank"), which is owned by AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bank recently reorganized its investment advisory division as AmSouth, which replaced AmSouth Bank as the investment adviser to the Fund. Management and personnel that formerly provided services to the Fund now do so as the personnel of AmSouth. AmSouth Bank reported assets under management as of December 31, 2002 of $8 billion and operated approximately 600 banking offices and 1200 ATM locations in Alabama, Florida, Tennessee, Mississippi, Louisiana and Georgia. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915. As of December 31, 2002, AmSouth Bank and its affiliates had over $13 billion in assets under discretionary management.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth is authorized to manage the Fund, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.80% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. For services provided and expenses assumed during the fiscal year ended December 31, 2002, AmSouth received an investment advisory fee equal to 0.72% of the Fund's average daily net assets.

OakBrook. OakBrook serves as investment sub-adviser of the Fund in accordance with a sub-advisory agreement with AmSouth. OakBrook makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses incurred under the sub-advisory agreement, OakBrook is entitled to a fee payable by AmSouth.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, Illinois 60532.

The Fund is managed by a team from OakBrook. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the portfolio managers for the Fund and have the primary responsibility for the day-to-day portfolio management of the Fund. Dr. Wright is OakBrook's President and the Chief Investment Officer. He holds a doctorate in economics. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). He managed ANB's Large Cap Growth Fund and other equity funds starting in 1981. Ms. Sampson is OakBrook's Director of Portfolio Management. She holds a master of arts degree in economics. From 1993 to 1997, Ms. Sampson was Senior Portfolio Manager for ANB. She has worked in the investment field since 1981 and was a portfolio manager at ANB from 1987 to 1997. Dr. Jankovskis is OakBrook's Director of Research. He holds a doctorate in economics. He has conducted economic research since 1988. From August, 1992 to July, 1996, Dr. Jankovskis was an Investment Strategist for ANB, and from July, 1996 to December, 1997, he was the Manager of Research for ANB.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during the period. This information has been audited by Ernst & Young LLP for the fiscal years ended December 31, 2001 and December 31, 2002, and by other auditors for the fiscal years prior to December 31, 2001. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

For a share outstanding throughout the period:	Years Ended December 31,		Period Ended December 31,
	2002	2001	2000	1999(a)

Net Asset Value, Beginning of Period	$10.15	$9.42	$8.51	$10.00

Operations:
Net investment income	0.06	0.04	0.08	0.04
Net realized/unrealized gains (losses) from investments and futures	(0.92)	0.73	0.92	(1.49)

Total from operations	(0.86)	0.77	1.00	(1.45)

Dividends:
From net investment income	(0.06)	(0.04)	(0.07)	(0.04)
From net realized gains from investment transactions	--	--	(0.01)	--
From tax return of capital	--	--	(0.01)	--

Total from dividends	(0.06)	(0.04)	(0.09)	(0.04)

Net Asset Value, End of Period	$9.23	$10.15	$9.42	$8.51

Total Return	(8.43%)	8.26%	11.96%	(14.51%)(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$29,511	$19,267	$4,873	$2,881
Ratio of expenses to average net assets	1.25%	1.25%	1.24%	1.23%(c)
Ratio of net investment income to average net assets	0.71%	0.52%	0.94%	0.69%(c)
Ratio of expenses to average net assets*	1.56%	1.63%	3.07%	3.50%(c)
Portfolio turnover	32.36%	16.43%	43.80%	18.21%

_____________________________

(a) For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-8004518382

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.
.	Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company file no. 811-8644.

AmSouth Large Cap Fund
AmSouth Mid Cap Fund
AmSouth Enhanced Market Fund
AmSouth International Equity Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

This prospectus describes four mutual funds offered by Variable Insurance Funds (the "Trust"):

.     AmSouth Large Cap Fund, which seeks long-term capital appreciation by investing in equity securities of large- cap U.S. companies.

.     AmSouth Mid Cap Fund, which seeks capital appreciation by investing in equity securities of mid-cap     companies.

.    AmSouth Enhanced Market Fund, which seeks long-term capital growth by investing primarily in a diversified  portfolio of common stocks that are representative of the U.S. stock market.

.  AmSouth International Equity Fund, which seeks capital appreciation by investing in equity securities of large    foreign companies.

The Funds' goals and investment programs are described in detail inside. AmSouth Investment Management Company, LLC ("AmSouth") serves as each Fund's investment adviser. Five Points Capital Advisors, Inc. ("Five Points") serves as the investment sub-adviser of the Large Cap Fund. OakBrook Investments, LLC ("OakBrook") serves as the investment sub-adviser of the Enhanced Market Fund and the Mid Cap Fund. Dimensional Fund Advisors Inc. ("Dimensional") serves as the investment sub-adviser of the International Equity Fund.

The Funds sell their shares to insurance company separate accounts, so that the Funds may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Funds also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and the sub-advisers.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARY AND FUND EXPENSES
  Large Cap Fund
  Mid Cap Fund
  Enhanced Market Fund
  International Equity Fund
INVESTMENT OBJECTIVES AND STRATEGIES
  Large Cap Fund
  Mid Cap Fund
  Enhanced Market Fund
  International Equity Fund
RISK CONSIDERATIONS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents

MANAGEMENT OF THE FUNDS
   Investment Adviser
  Sub-Advisers
  Portfolio Managers
  Administrator and Distributor
 TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
   Description of the Trust and Its Shares
  Miscellaneous
 FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARIES AND FUND EXPENSES

Large Cap Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. companies having $1 billion or more in market capitalization, and will primarily invest in companies that Five Points believes have the potential to provide capital appreciation. Five Points seeks to diversify the Fund's portfolio within industries that Five Points believes to be among the fastest growing segments of the U.S. economy. A portion of the Fund's assets may be invested in preferred stocks or bonds convertible into common stocks.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large cap growth stocks may fall out of favor with investors and may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor smaller capitalization stocks to the exclusion of large cap stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), a widely recognized, unmanaged index of common stocks. Prior to March 17, 2003, the Fund also pursued a secondary investment objective of current income. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-8.77% 2001	-23.44% 2002
Best Quarter: Worst Quarter:	12.59% -17.83%	12/31/01 9/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (December 29, 2000)
Fund S&P 500(R) Index*	-23.44% -22.10%	-16.37% -17.15%

__________________

*Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees*                                          0.70%
Other Expenses*                                              1.14%
Total Annual Fund Operating Expenses*        1.84%

* For the current fiscal year, management fees paid by the Fund are limited to 0.40%, and other expenses currently are being limited to 0.69%. Total annual fund operating expenses, after fee waivers and expense reimbursements, currently are limited to 1.09%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$187	$579	$995	$2,159

Mid Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in a broadly diversified portfolio of securities issued by medium capitalization companies drawn from the Standard & Poor's Mid Cap 400® Index ("S&P Mid Cap 400® Index"), overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P Mid Cap 400® Index. The Fund seeks to maintain risk characteristics similar to those of the S&P Mid Cap 400® Index.

OakBrook's stock selection process utilizes computer-aided quantitative analysis. Stringent risk controls at the style, industry and individual stock levels help ensure the Fund maintains risk characteristics similar to those of the S&P Mid Cap 400® Index. OakBrook's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to securities comprising the S&P Mid Cap 400® Index, OakBrook hopes to generate more capital growth than that of the S&P Mid Cap 400® Index.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties, and value stocks may, in fact, not be undervalued, or their value may never be recognized by the market. Alternatively, the market may not favor equities at all. Further, investments in mid cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and table compares the Fund's performance to that of the S&P Mid Cap 400® Index and the Russell Midcap® Growth Index, both widely recognized, unmanaged indices of common stocks. OakBrook began service as the Fund's investment sub-adviser on June 20, 2002; performance prior to that date was achieved by a different investment sub-adviser. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-24.10% 2001	-22.00% 2002
Best Quarter: Worst Quarter:	11.13% -21.04%	12/31/01 9/30/01

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (December 29, 2000)
Fund S&P Mid Cap 400® Index* Russell Midcap® Growth Index*	-22.00% -14.51% -27.41%	-22.98% -7.82% -23.86%

__________________

*Assumes reinvestment of dividends and distributions. The benchmark has changed from the Russell MidCap® Growth Index to the S&P Mid Cap 400® Index in order to provide a better comparison in light of the Fund's investment policies.

Fund Expenses

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*                                                        0.90%
Other Expenses*                                                            1.49%
Total Annual Fund Operating Expenses*                    2.39%

*AmSouth currently limits its management fee to 0.30%, and other expenses currently are being limited to 0.95%. Total annual fund operating expenses, after fee waivers and expense reimbursements, currently are limited to 1.25%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$242	$745	$1,275	$2,726

Enhanced Market Fund

Investment Objective

The Fund seeks long-term capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in a broadly diversified portfolio of securities represented in the S&P 500® Index, overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P 500® Index. The Fund seeks to maintain risk characteristics similar to those of the S&P 500® Index. OakBrook's stock selection process utilizes computer-aided quantitative analysis. OakBrook's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P 500® Index, OakBrook attempts to generate more capital growth than that of the S&P 500® Index.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-cap stocks may fall out of favor with investors, and growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. In addition, value stocks may, in fact, not be undervalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the S&P 500® Index, a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-12.88% 2001	-24.23% 2002
Best Quarter: Worst Quarter:	11.01% -18.76%	12/31/01 9/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (December 29, 2000)
Fund S&P 500® Index*	-24.23% -22.10%	-18.68% -17.15%

__________________

*Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*                                                                 0.45%
Other Expenses*                                                                     1.46%
Total Annual Fund Operating Expenses*                              1.91%

*AmSouth currently limits its management fees to 0.15%, and other expenses currently are being limited to 1.08%. Total annual fund operating expenses, after fee waivers and expense reimbursements, currently are limited to 1.23%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$194	$600	$1,032	$2,233

International Equity Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of large foreign companies. The Fund intends to invest primarily in companies in economically developed countries whose stocks Dimensional believes are undervalued at the time of investment. While Dimensional may consider other factors, Dimensional generally determines that a stock is undervalued if it has a high book value in relation to its market value.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. The Fund is subject to foreign investment risk. Foreign securities may entail risks that are different from, or in addition to, investments in the securities of domestic issuers, such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index ("MSCI EAFE® Index"), a widely recognized, unmanaged index of common stocks generally considered to be representative of the performance of the stock markets of the more industrialized countries in those regions. Dimensional began service as the Fund's investment sub-adviser on June 28, 2002; performance prior to that date was achieved by a different investment sub-adviser. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-24.10% 2001	-16.40% 2002
Best Quarter: Worst Quarter:	6.46% -21.99%	12/31/02 9/30/02

Average Annual Total Return* (for the periods ended December 31, 2002.)
	Past Year	Since Inception (December 29, 2000)
Fund MSCI EAFE® Index*	-16.40% -15.66%	-20.27% -18.48%

__________________

*Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*                                                         1.00%
Other Expenses*                                                              1.43%
Total Annual Fund Operating Expenses*                      2.43%

*AmSouth currently limits its management fee to 0.56%, and other expenses currently are being limited to 0.94%. Total annual fund operating expenses, after fee waivers and expense reimbursements, currently are limited to 1.50%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$246	$758	$1,296	$2,766

INVESTMENT OBJECTIVES AND STRATEGIES

Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth, Five Points, OakBrook, and Dimensional act as investment adviser or sub-adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.

Each Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on each Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Large Cap Fund

The Fund's investment objective is to seek long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. companies having $1 billion or more in market capitalization, and will primarily invest in companies that Five Points believes have the potential to provide capital appreciation.

In choosing investments for the Fund, Five Points seeks well managed U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. Five Points seeks to diversify the Fund's portfolio within the growth segments of the U.S. economy, focusing on companies in the Technology, Consumer Non-Durables, Health Care, Business Equipment and Services, Retail, and Capital Goods sectors.

In addition to common stocks, the Fund also may use convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The Fund also may invest in debt securities. The portion of the Fund's total assets invested in common stocks, preferred stocks, convertible securities, and debt securities varies according to Five Points assessment of market and economic conditions and outlook.

Mid Cap Fund

The Fund's investment objective is capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in a broadly diversified portfolio of securities issued by medium capitalization companies drawn from the S&P Mid Cap 400® Index, overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P Mid Cap 400® Index. Companies whose capitalization no longer meets this definition after purchase will continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Fund seeks to maintain risk characteristics similar to those of the S&P Mid Cap 400® Index.

In managing the Fund, OakBrook uses quantitative analysis focusing on technical data to determine the Fund's portfolio holdings. This analysis does not apply value judgments or utilize traditional economic analysis in determining the investment merit of a particular stock. OakBrook's emphasis on technical analysis can result in significant shifts in portfolio holdings. However, risk controls at the style, industry and individual stock levels have been implemented to help the Fund to maintain risk characteristics similar to those of the S&P 400® Mid Cap Index.

Consistent with its investment objective and policies, the Fund also may invest in equity securities not represented in the S&P Mid Cap 400® Index, fixed income securities, corporate bonds, notes, warrants, and short-term money market instruments. In addition, OakBrook may use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that OakBrook may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price) and options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future).

About the S&P Mid Cap 400® Index. The S&P Mid Cap 400® Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of U.S. publicly-traded stocks with medium-sized market capitalization. Stocks included in the S&P Mid Cap 400® Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.

Enhanced Market Fund

The Fund's investment objective is long-term capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in a broadly diversified portfolio of S&P 500® Index securities, overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P 500® Index. The Fund seeks to maintain risk characteristics similar to that of the S&P 500® Index.

In managing the Fund, OakBrook uses quantitative analysis focusing on technical data to determine the Fund's portfolio holdings. This analysis does not apply value judgments or utilize traditional economic analysis in determining the investment merit of a particular stock. OakBrook's emphasis on technical analysis can result in significant shifts in portfolio holdings. However, risk controls at the style, industry and individual stock levels have been implemented to help the Fund to maintain risk characteristics similar to those of the S&P 500® Index.

Consistent with its investment objective and policies, the Fund also may invest in equity securities not represented in the S&P 500® Index, fixed income securities, corporate bonds, notes, warrants, and short-term money market instruments. In addition, OakBrook may use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that OakBrook may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price) and options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future).

About the S&P 500® Index. The S&P 500® Index is an unmanaged index comprising stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market.

International Equity Fund

The Fund's investment objective is capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of large foreign companies. The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the portfolio manager. Ordinarily, the Fund invests in at least three different foreign countries.

The Fund generally invests in the stocks of large non-U.S. companies that Dimensional determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time to time.

Dimensional believes that equity investing should involve a long-term view and a focus on asset class selection, not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Generally, Dimensional structures a portfolio by: 1) starting with a universe of securities, 2) creating a sub-set of companies meeting Dimensional's investment guidelines, 3) excluding certain companies after analyzing various factors and 4) purchasing stocks so the portfolio is generally market capitalization weighted.

The Fund invests in the stocks of large companies in countries with developed markets. Under normal market conditions, the International Equity Fund invests in companies organized or having a majority of their assets or deriving a majority of their operating income in at least three non-U.S. countries. The Fund seeks to invest in companies having at least $800 million of market capitalization, and to purchase securities on a market capitalization weighted basis within each applicable country. Dimensional may reset such floor from time to time to reflect changing market conditions. Dimensional, using its best judgment, will seek to set country weights based on the relative market capitalization of companies within each country. As a result, the weighting of certain countries in the Fund may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

RISK CONSIDERATIONS

Each Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk (All Funds)

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent a Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

The Funds, and particularly the Enhanced Market Fund and the International Equity Fund, also may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, the adviser's or sub-adviser's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that a Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Because industries, companies or countries experiencing economic growth and benefiting from demand trends and themes can change, a Fund's performance could suffer if the adviser or sub-adviser is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which a Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Foreign Investment Risk (Mid Cap Fund, Enhanced Market Fund, and International Equity Fund)

The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Funds may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. While investment in American and Global Depositary Receipts does not eliminate all of the risks inherent in foreign investing, investing in Depositary Receipts rather than directly in a foreign issuer's securities avoids currency risks during the settlement period for purchases and sales.

Mid-Cap Investment Risk (Mid Cap Fund)

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, mid-cap stocks, and thus the Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Interest Rate Risk (All Funds)

Although each Fund's primary investment focus is stocks, each Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which a Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk (All Funds)

Each Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which a Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Derivatives Risk (Mid Cap Fund, Enhanced Market Fund and International Equity Fund)

A Fund's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Fund will be able to engage in these transactions to reduce exposure to other risks.

Active Trading (All Funds)

The Funds will not generally trade in securities for short-term profits. However, each Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact a Fund's performance.

Temporary Investments (All Funds)

AmSouth, Five Points, OakBrook, and Dimensional may temporarily invest up to 100% of a Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Funds, their investment strategies, and their risks.

VALUATION OF SHARES

Each Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of each Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in each Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of the Trust believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of each Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, its investment adviser, and its investment sub-adviser (if any). Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of each Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of a Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. Each Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Funds to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Funds served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Each Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of each Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase, exchange and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUNDS

Investment Adviser

AmSouth. AmSouth Investment Management Company LLC ("AmSouth"), 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama 35203, is the investment adviser for the Funds. AmSouth is a separate, wholly-owned subsidiary of AmSouth Bank ("AmSouth Bank"), which is owned by AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bank recently reorganized its investment advisory division as AmSouth, which replaced AmSouth Bank as the investment adviser to the Funds. Management and personnel that formerly provided services to the Funds now do so as the personnel of AmSouth. AmSouth Bank reported assets under management as of December 31, 2002 of $8 billion and operated approximately 600 banking offices and 1200 ATMs in Alabama, Florida, Tennessee, Mississippi, Louisiana and Georgia. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915. As of December 31, 2002, AmSouth Bank and its affiliates had over $13 billion in assets under discretionary management.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of each Fund, AmSouth is authorized to manage the Funds, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee calculated as a percentage of each Fund's average daily net assets, which is computed daily and paid monthly at the annual rates indicated below, or (b) such amount as may from time to time be agreed upon in writing by the Trust and AmSouth.

For services provided and expenses assumed during the fiscal year ended December 31, 2002, AmSouth received investment advisory fees from the Funds in the amounts indicated below.

Percentage of average daily net assets
Large Cap Fund	0.40%
Mid Cap Fund	0.30%
Enhanced Market Fund	0.15%
International Equity Fund	0.56%

Sub-Advisers

Each sub-adviser makes the day-to-day investment decisions for the Fund that it manages and continuously reviews, supervises and administers its Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth, in accordance with each Fund's investment objective, policies and restrictions. For its services and expenses assumed under a sub-advisory agreement with AmSouth, each sub-adviser is entitled to a fee payable by AmSouth.

Five Points. Five Points is a separate, wholly-owned subsidiary of AmSouth Bank, which is owned by AmSouth Bancorporation. Five Points was organized in 1996 to perform advisory services for investment companies, and has its principal offices at 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama, 35203.

OakBrook. OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, Illinois 60532. Prior to June 20, 2002, Bennett Lawrence Management, LLC served as sub-adviser to the Mid-Cap Fund.

Dimensional. Dimensional, organized in 1981 and located at 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, provides discretionary investment management services to client discretionary accounts with assets totaling approximately $34 billion as of December 31, 2002. Dimensional currently manages over 30 equity and fixed income strategies invested throughout the world. Prior to June 28, 2002, Lazard Asset Management served as sub-adviser to the International Equity Fund.

Portfolio Managers

Large Cap Fund: Ronald E. Lindquist is the portfolio manager of the Large Cap Fund. He has been employed by First American National Bank since May 1998 and has been employed by AmSouth since January 2000 when First American National Bank merged into AmSouth Bank. He has been employed by Five Points since 2001. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank.

Mid Cap Fund and Enhanced Market Fund: Each Fund is managed by a team from OakBrook. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the portfolio managers for each Fund and have the primary responsibility for the day-to-day portfolio management of each Fund. Dr. Wright is OakBrook's President and the Chief Investment Officer. He holds a doctorate in economics. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). He managed ANB's Large Cap Growth Fund and other equity funds starting in 1981. Ms. Sampson is OakBrook's Director of Portfolio Management. She holds a master of arts degree in economics. From 1993 to 1997, Ms. Sampson was Senior Portfolio Manager for ANB. She has worked in the investment field since 1981 and was a portfolio manager at ANB from 1987 to 1997. Dr. Jankovskis is OakBrook's Director of Research. He holds a doctorate in economics. He has conducted economic research since 1988. From August, 1992 to July, 1996, Dr. Jankovskis was an Investment Strategist for ANB, and from July, 1996 to December, 1997, he was the Manager of Research for ANB.

International Equity Fund: Dimensional has established an Investment Committee to set the investment policy and procedures for all Dimensional-managed portfolios. Investment decisions for the International Equity Fund are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Funds, and BISYS Fund Services acts as the Funds' principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Funds' service providers.

TAXATION

Each Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

Each Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of each Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Class A shares of the AmSouth Enhanced Market Fund (the "Similar Fund"), a series of AmSouth Funds. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Enhanced Market Fund and is currently managed by the same portfolio managers. While the investment objectives, policies and risks of the Similar Fund and the Enhanced Market Fund are similar, they are not identical, and the performance of the Similar Fund will vary. The data is provided to illustrate the past performance of AmSouth and OakBrook in managing a substantially similar investment portfolio and does not represent the past performance of the Enhanced Market Fund or the future performance of the Enhanced Market Fund or its portfolio managers. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Enhanced Market Fund or of its portfolio managers.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the operating expenses of the Enhanced Market Fund (prior to fee waivers and/or expense reimbursements). Performance would have been lower for the Similar Fund if the Enhanced Market Fund's expenses (before waiver and/or reimbursement) were used. In addition, the Similar Fund, unlike the Enhanced Market Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Enhanced Market Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Enhanced Market Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information.

The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Enhanced Market Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Enhanced Market Fund.

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2002
Similar Fund/Benchmark	1 Year	Since Inception	Inception Date
Similar Fund*
Assuming imposition of maximum sales charge	-27.68%	-2.37%	9/1/98
Absent imposition of sales charge	-23.47%	-1.09%	9/1/98
S&P 500(R) Index**	-22.10%	-0.59%	9/1/98

_________________

*The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

**The S&P 500® Index is an unmanaged index comprising stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following tables are included to assist investors in evaluating the financial performance of each Fund since its commencement of operations through December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in a Fund would have earned (or lost) during the period. This information has been audited by Ernst & Young LLP for the fiscal years ended December 31, 2001 and 2002, and by other auditors for the fiscal period ended December 31, 2000. This information, along with the Funds' financial statements, is included in the Funds' annual report, which may be obtained free of charge upon request.

Large Cap Fund
For a share outstanding throughout the period:	Year Ended December 31,		Period Ended December 31,
	2002	2001	2000(a)

Net Asset Value, Beginning of Period	$9.12	$10.00	$10.00

Operations:
Net Investment Income	0.01	--	--
Net realized/unrealized losses from investments	(2.15)	(0.88)	--

Total from operations	(2.14)	(0.88)	--

Dividends:
From net investment income	(0.01)	--	--

Total from dividends	(0.01)	--	--

Net Asset Value, End of Period	$6.97	$9.12	$10.00

Total Return	(23.44%)	(8.77%)	0.00%(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$6,029	$6,450	$4,999
Ratio of expenses to average net assets	1.09%	1.16%	1.25%(c)
Ratio of net investment income/(loss) to average net assets	0.18%	(0.04%)	(1.25%)(c)
Ratio of expenses to average net assets*	1.84%	2.05%	14.96%(c)
Portfolio turnover	4.74%	4.81%	0.00%

_______________________________

(a)For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)Not annualized.
(c)Annualized.
*During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

Mid Cap Fund

For a share outstanding throughout the period:	Year Ended December 31,		Period Ended December 31,
	2002	2001	2000(a)
Net Asset Value, Beginning of Period	$7.59	$10.00	$10.00

Operations:
Net investment loss	(0.04)	(0.09) (2.32)	-- --
Net realized/unrealized losses from investments	(1.63)

Total from operations	(1.67)	(2.41)	--

Net Asset Value, End of Period	$5.92	$7.59	$10.00

Total Return	(22.00%)	(24.10%)	0.00%(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$3,789	$4,312	$4,999
Ratio of expenses to average net assets	1.25%	1.24%	1.25% (c)
Ratio of net investment loss to average net assets	(0.63%)	(1.11%)	(1.25%) (c)
Ratio of expenses to average net assets*	2.39%	2.40%	15.16% (c)
Portfolio turnover	186.20%	101.57%	0.00%

_______________________________

(a)For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)Not annualized.
(c)Annualized.
*During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated

Enhanced Market Fund
For a share outstanding throughout the period:	Year Ended December 31,		Period Ended December 31,
	2002	2001	2000(a)

Net Asset Value, Beginning of Period	$8.70	$10.00	$10.00

Operations:
Net investment income	0.03	0.02	--
Net realized/unrealized losses from investments	(2.13)	(1.31)	--
Total from operations	(2.10)	(1.29)	--
Dividends: From net investment income	(0.04)	(0.01)	--

Total from dividends	(0.04)	(0.01)	--

Net Asset Value, End of Period	$6.56	$8.70	$10.00

Total Return	(24.23%)	(12.88%)	0.00%(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$4,868	$5,466	$4,999
Ratio of expenses to average net assets	1.23%	1.24%	1.25%(c)
Ratio of net investment income/(loss) to average net assets	0.46%	0.16%	(1.25%)(c)
Ratio of expenses to average net assets*	1.91%	2.12%	14.71%(c)
Portfolio turnover	57.79%	94.81%	0.00%

_______________________________

(a)For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)Not annualized.
(c)Annualized.
* During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated

International Equity Fund
For a share outstanding throughout the period:	Year Ended December 31,		Period Ended December 31,
	2002	2001	2000(a)

Net Asset Value, Beginning of Period	$7.59	$10.00	$10.00

Operations:
Net investment income	0.05	0.04	--
Net realized/unrealized losses from investments	(1.29)	(2.45)	--
Total from operations	(1.24)	(2.41)	--
Dividends: From net investment income	(0.03)	--	--

Total from dividends	(0.03)	--	--

Net Asset Value, End of Period	$6.32	$7.59	$10.00

Total Return	(16.40%)	(24.10%)	0.00%(b)

Ratios/Supplemental Data:
Net assets at end of period (000's)	$6,488	$7,707	$9,999
Ratio of expenses to average net assets	1.50%	1.50%	1.50%(c)
Ratio of net investment income/(loss) to average net assets	0.67%	0.45%	(1.50%) (c)
Ratio of expenses to average net assets*	2.43%	2.62%	8.65% (c)
Portfolio turnover	118.41%	60.35%	0.00%

_______________________________

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Not annualized.
(c) Annualized.
*During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about each Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and SAI, or request other information and discuss any questions about the Funds, by contacting a broker or bank that sells an insurance contract that offers the Funds as investment options. Or contact the Funds at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

Investors can review and copy the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Funds:

     .     For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

     .     Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

BB&T Large Company Growth Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-288-1872

The BB&T Large Company Growth Fund seeks capital growth by investing in a diversified portfolio of equity securities issued by large capitalization growth companies. The Fund's goals and investment program are described in detail inside. BB&T Asset Management Inc. ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARY AND FUND EXPENSES
     Investment Objective
     Principal Investment Strategies
     Principal Investment Risks
     Fund Performance
     Fund Expenses
INVESTMENT OBJECTIVE,  STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
     Servicing Agents

MANAGEMENT OF THE FUND
     Investment Adviser
     Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
     Description of the Trust and Its Shares
     Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities issued by large capitalization companies, and will primarily invest in companies that BB&T believes have the potential to provide significant capital growth. Large capitalization companies are those companies whose market capitalization exceeds the mean capitalization of companies whose securities are represented in the Russell 1000 Growth® Index. A portion of the Fund's assets may be invested in preferred stock or bonds convertible into common stock.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-capitalization growth stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates the Fund's performance during the last calendar year, and the table compares the Fund's performance to that of the Russell 1000® Growth Index, a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or an insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-30.47% 2002
Best Quarter:	1.35%	12/31/02
Worst Quarter:	-15.74%	6/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (October 15, 2001)
Fund Russell 1000 Growth® Index*	-30.47% -27.88%	-20.89% -14.35%

__________________
* Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)

	Management Fees*	0.74%
	Other Expenses	0.97%
	Total Annual Fund Operating Expenses*	1.71%

*

BB&T currently limits its management fees to 0.34%. Total expenses, after fee waivers and expense reimbursements, currently are limited to 1.31%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$174	$539	$928	$2,019

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities issued by large capitalization companies, and will primarily invest in companies that BB&T believes have the potential to provide significant capital growth.

In choosing investments for the Fund, BB&T uses a variety of economic projections, earnings projections, and quantitative analysis. Quantitative analysis focuses on technical data, such as price and volume information, and does not apply value judgments or utilize traditional economic analysis in determining the investment merit of a particular investment. BB&T also identifies companies with a history of above average growth or companies that are expected to enter periods of above average growth when choosing investments for the Fund.

In addition to common stock, the Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The Fund also may invest in debt securities. The portion of the Fund's total assets invested in common stock, preferred stock, convertible securities, and debt securities varies according to BB&T's assessment of market and economic conditions and outlook.

About the Russell 1000 Growth® Index. The Russell 1000 Growth® Index is an unmanaged index comprised of those stocks in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth rates. As of a recent date, the market capitalizations of companies in the Russell 1000® Growth Index ranged from $194 million to $280 billion.

In addition to the above, the Fund has the flexibility to make other portfolio investments and engage in other investment techniques. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see the back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

Because industries, companies or countries experiencing economic growth can change, the Fund's performance could suffer if BB&T is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which the Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, the Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Active Trading

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Fund has served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

BB&T Asset Management Inc. ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"). Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2002, BB&T Corporation had assets in excess of $80.2 billion. Through its subsidiaries, BB&T Corporation operates over 1100 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland, and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T. For services provided and expenses assumed during the fiscal year ended December 31, 2002, BB&T received an investment advisory fee equal to 0.34% of the Fund's average daily net assets.

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Institutional Shares class of the BB&T Large Company Growth Fund (the "Similar Fund"), a series of the BB&T Funds. The Similar Fund's investment objective, policies and strategies are substantially similar to those of the Fund, and is currently managed by the same portfolio management team. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of BB&T in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio management team. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or its portfolio management team.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the operating expenses of the Fund (prior to fee waivers and/or expense reimbursements). Performance would have been lower for the Similar Fund if the Fund's expenses (before waiver and/or reimbursement) were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Returns for the Similar Fund and for Its Benchmark Indices for Periods Ended December 31, 2002
Similar Fund/Benchmark	1 Year	5 Years	Since Inception	Inception Date
Similar Fund*	-27.70%	-3.28%	-3.70%	10/3/97
Russell 1000 Growth® Index**	-27.88%	-3.84%	-3.38%	10/3/97
S&P 500® Index***	-22.10%	-0.58%	-0.01%	10/3/97
_________________

*        The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

**      The Russell 1000 Growth® Index is an unmanaged index comprising stocks of 1000 of the largest capitalized U.S. domiciled companies with higher price-to-book ratios and higher forecasted growth values. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

***   The S&P 500® Index is an unmanaged index comprising stocks of 500 industrial, transportation, utility and financial companies, and is regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

 FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by KPMG LLP for the fiscal year ended December 31, 2002, and by other auditors for the prior fiscal period. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

For a share outstanding throughout the period:	Year Ended December 31, 2002	Period Ended December 31, 2001(a)
Net Asset Value, Beginning of Period	$10.83	$10.00
Investment Activities:
Net investment loss	(0.06)	(0.01)
Net realized and unrealized gains (losses) on investments	(3.24)	0.84
Total from Investment Activities	(3.30)	0.83
Net Asset Value, End of Period	$7.53	$10.83
Total Return	(30.47%)	8.30%(b)
Ratios/Supplementary Data:
Net assets, End of Period (000's)	$9,328	$10,876
Ratio of expenses to average net assets	1.31%	1.19%(c)
Ratio of net investment loss to average net assets	(0.73%)	(0.32%)(c)
Ratio of expenses to average net assets*	1.71%	1.59%(c)
Portfolio turnover	93.65%	16.20%

__________________________
(a)	For the period from October 15, 2001 (commencement of operations) through December 31, 2001.
(b)	Not annualized.
(c)	Annualized.
*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.
.	Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

BB&T Growth and Income Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-288-1872

The BB&T Growth and Income Fund seeks capital growth, current income, or both by investing primarily in stocks. The Fund's goals and investment program are described in detail inside. BB&T Asset Management Inc. ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARY AND FUND EXPENSES
     Investment Objectives
     Principal Investment Strategies
     Principal Investment Risks
     Fund Performance
     Fund Expenses
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
     Servicing Agents

MANAGEMENT OF THE FUND
     Investment Adviser
     Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
     Description of the Trust and Its Shares
     Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objectives

The Fund seeks capital growth, current income, or both.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks, which may include common stocks, preferred stocks, warrants, or debt instruments that are convertible into common stocks.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in stocks. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, if any, generally will change in value inversely with changes in interest rates. Also, the Fund's investments may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the Russell 1000® Value Index and the Standard and Poor's 500® Composite Stock Price Index ("S&P 500® Index"), each a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*

Bar Chart	13.36% 1998	-3.85% 1999	8.45% 2000	0.16% 2001	-19.64% 2002
Best Quarter:	17.32%	12/31/98
Worst Quarter:	-19.13%	9/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	5 Year	Since Inception (June 3, 1997)
Fund	-19.64%	-0.99%	2.40%
Russell 1000® Value Index*	-15.52%	1.16%	4.36%
S&P 500® Index*	-22.10%	-0.58%	2.08%

__________________
* Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*	0.74%
Other Expenses*	0.39%
Total Annual Fund Operating Expenses*	1.13%

*  BB&T currently limits its management fees to 0.60%, and other expenses currently are being limited to 0.24%. Total   expenses, after fee waivers and expense reimbursements, currently are limited to 0.84%. Any fee waiver or expense  reimbursement is voluntary and may be terminated at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$ 115	$ 359	$ 622	$ 1,375

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital growth, current income, or both. Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks, which may include common stocks, preferred stocks, warrants, or debt instruments that are convertible into common stocks.

Equity securities purchased by the Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Fund's investment objective for income, most stocks will be purchased by the Fund primarily in pursuit of its investment objective for growth.

BB&T uses a value-oriented investment approach that focuses on stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders. In evaluating prospective investments, BB&T may consider factors such as the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential, as well as historical value measures such as price-earnings ratios, profit margins and liquidation values. The Fund may invest in companies of any size, although most stocks purchased will be issued by companies whose market capitalizations are large relative to the entirety of the U.S. securities markets, but not as large as many of the stocks represented in such broad market indexes as the Russell 1000® Value Index and the S&P 500® Index.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in its most recent annual/semi-annual report and in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although stocks historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in stocks issued by foreign companies, although it will do so only if the stocks are traded in the U.S. The stocks of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

BB&T tries to manage market risk by primarily investing in relatively large capitalization "value" stocks of U.S. issuers. Stocks of larger companies tend to be less volatile than those of smaller companies, and value stocks in theory limit downside risk because they are underpriced. Of course, BB&T's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. The market could favor growth stocks, or may not favor equities at all. In addition, the Fund may produce more modest gains than stock funds with more aggressive investment profiles.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, it may invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

BB&T Asset Management Inc. ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"). Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2002, BB&T Corporation had assets in excess of $80.2 billion. Through its subsidiaries, BB&T Corporation operates over 1100 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T. For services provided and expenses assumed during the fiscal year ended December 31, 2002, BB&T received an investment advisory fee equal to an annual rate of 0.60% of the Fund's average daily net assets.

Richard B. Jones is the person who has been primarily responsible for the management of the Fund since its inception. Mr. Jones has been a portfolio manager in the BB&T Trust Division and BB&T since 1987. He holds a B.S. in Business Administration from Miami (Ohio) University and an M.B.A. from The Ohio State University.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Institutional Shares class of the BB&T Large Company Value Fund (the "Similar Fund"), a series of the BB&T Funds. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund, and it is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of BB&T in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or its portfolio manager.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the expenses of the Fund (prior to fee waivers and/or expense reimbursements). The Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Returns for the Similar Fund and for Its Benchmark Indices for Periods Ended December 31, 2002
Similar Fund/Benchmark	1 Year	5 Years	10 Years	Since Inception (October 9, 1992)
Similar Fund*	-19.53%	-1.01%	8.44%	8.94%
Russell 1000® Value Index**	-15.52%	1.16%	10.80%	11.14%
S&P 500® Index***	-22.10%	-0.58%	9.34%	9.62%

_________________
*	The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.
**

The Russell 1000® Value Index measures the performance of the companies included in the Russell 1000® Index (which measures the performance of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commission, or other expenses of investing.

***

The S&P 500® Index is an unmanaged index consisting of 500 industrial, transportation, utility and financial companies, and is regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commission, or other expenses of investing.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

 FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund during the five-year period ended December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by KPMG LLP for the fiscal year ended December 31, 2002, and by other auditors for the prior fiscal years. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

	Year ended December 31,
	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$12.50	$12.66	$12.46	$13.30	$11.88
Investment Activities:
Net investment income	0.17	0.17	0.39	0.18	0.16
Net realized and unrealized gains (losses) from investments	(2.62)	(0.16)	0.63	(0.69)	1.42
Total from Investment Activities	(2.45)	0.01	1.02	(0.51)	1.58
Dividends:
Net investment income	(0.17)	(0.17)	(0.42)	(0.15)	(0.16)
Net realized gains	--	--	(0.40)	(0.18)	--
Total Dividends	(0.17)	(0.17)	(0.82)	(0.33)	(0.16)
Net Asset Value, End of Period	$9.88	$12.50	$12.66	$12.46	$13.30
Total Return	(19.64%)	0.16%	8.45%	(3.85%)	13.36%
Ratios/Supplemental Data:
Net assets, End of Period (000's)	$63,667	$77,796	$60,675	$52,525	$49,062
Ratio of expenses to average net assets	0.84%	0.86%	0.86%	0.87%	0.91%
Ratio of net investment income to average net assets	1.57%	1.17%	3.13%	1.43%	1.37%
Ratio of expenses to average net assets*	1.13%	1.15%	1.13%	1.16%	1.24%
Portfolio turnover	15.24%	14.47%	25.46%	11.98%	2.77%
_______________________
*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.
.	Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

BB&T Capital Manager Aggressive Growth Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-288-1872

The BB&T Capital Manager Aggressive Growth Fund ("Fund") seeks capital appreciation by investing primarily in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company. The Fund's goals and investment program are described in detail inside. BB&T Asset Management Inc. ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARY AND FUND EXPENSES
   Investment Objective
   Principal Investment Strategies
   Principal Investment Risks
   Fund Performance
   Fund Expenses
INVESTMENT OBJECTIVE AND STRATEGIES
   Investment Objectives and Policies -- Underlying Funds
RISK CONSIDERATIONS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
   Servicing Agents

RISK/RETURN SUMMARY AND FUND EXPENSES
MANAGEMENT OF THE FUND
   Investment Adviser
   Administrator and Distributor
TAXATION
GENERAL INFORMATION
   Description of the Trust and Its Shares
   Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company (the "Underlying Funds"). The Fund will purchase shares of the Underlying Funds at net asset value and without sales charge.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of its investments in Underlying Funds may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in Underlying Funds that primarily invest in common stocks and other equity securities. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in Underlying Funds that primarily invest in fixed income securities generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in Underlying Funds that primarily invest in fixed income securities, may expose the Fund to credit risk, which is the risk that an issuer of the portfolio securities held by the Underlying Funds will default or not be able to meet its financial obligations.

In addition, the Fund is subject to foreign investment risk, which is the risk that the Fund's investments in Underlying Funds that invest in securities issued by foreign companies may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates the Fund's performance during the last calendar year, and the table compares the Fund's performance to that of the Standard & Poor's 500® Composite Stock Price Index ("S&P 500® Index"), a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or an insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-21.25% 2002
Best Quarter:	4.22%	12/31/02
Worst Quarter:	-16.43%	9/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (May 1, 2001)
Fund S&P 500® Index*	-21.25% -22.10%	-17.62% -17.72%

__________________
* Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses*	0.74%

*BB&T currently limits its management fees to 0.15%. Total expenses, after fee waivers and expense reimbursements, currently are limited to 0.64%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

Based on the expenses for the Fund and the expenses of the Underlying Funds during their most recent fiscal years, the average weighted expense ratio for the Fund, expressed as a percentage of average daily net assets, is estimated to be approximately 1.64%, and is generally estimated to vary within the following estimated range of expense ratios: 1.63% to 1.89%.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

INVESTMENT OBJECTIVE AND STRATEGIES

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital appreciation. Under normal market conditions, the Fund will invest primarily in a diversified portfolio of Underlying Funds. BB&T anticipates that the Fund generally will focus on Underlying Funds that invest primarily in equity securities. However, it also may invest a portion of its assets in Underlying Funds that invest primarily in fixed income securities or money market instruments. For temporary cash management and liquidity purposes, the Fund also may hold cash and invest in short-term obligations.

The Fund's investment strategy is diversified by its investments in the Underlying Funds, which invest in growth- and value- oriented equity securities, foreign securities, debt securities, and cash and cash equivalents. The allocation of the Fund's assets among the Underlying Funds will be made by BB&T, which will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the Underlying Funds. The Fund's net asset value will fluctuate with changes in the securities markets and the value of the Underlying Funds in which it invests.

More information on the Fund's investment strategies, and those of the Underlying Funds, may be found in the Statement of Additional Information (see back cover).

Investment Objectives and Policies -- Underlying Funds

Following are brief descriptions of the Underlying Funds in which the Fund may invest. Underlying Funds may be added or deleted as investment options at the discretion of BB&T.

BB&T Equity Funds

BB&T Equity Index Fund. The BB&T Equity Index Fund's investment objective is to seek investment results that correspond to the total return of the broad range of common stocks represented in the S&P 500® Index. The fund seeks this objective by investing all of its assets in a separate mutual fund, called the S&P 500® Index Master Portfolio ("Master Portfolio"). The Master Portfolio pursues its investment objective by holding each of the stocks that make up the S&P 500® Index.

.     About the S&P 500® Index. The S&P 500® Index is an unmanaged index comprising stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. As of a recent date, the average capitalization of companies in the S&P 500® Index was $73.6 billion.

BB&T Large Company Growth Fund. The BB&T Large Company Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies. Under normal market conditions, the fund will invest at least 80% of its assets in common stocks of large capitalization companies which are those companies with market capitalizations within the range of those companies in the Russell 1000 Growth® Index. As of a recent date, the market capitalizations of companies in the Russell 1000 Growth® Index ranged from $194 million to $280 billion.

When choosing securities for the fund, BB&T uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. In choosing individual stocks, BB&T identifies companies with a history of above average growth or companies that are expected to enter periods of above average growth. Some of the criteria that BB&T uses to select these companies are return on equity, price and earnings momentum, earnings surprise, the company's management and the company's position within its industry.

BB&T Large Company Value Fund. The BB&T Large Company Value Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the fund will invest at least 80% of its assets in stocks of large capitalization companies which are those companies with market capitalizations within the range of those companies in the Russell 1000® Value Index. As of a recent date, the market capitalizations of companies in the Russell 1000® Value Index ranged from $190 million to $237 billion. These stocks may include common stocks, preferred stocks, warrants, or debt instruments that are convertible to common stocks. While some stocks may be purchased primarily to achieve the fund's investment objective for income, most stocks will be purchased by the fund primarily in furtherance of its investment objective for growth.

BB&T Mid Cap Growth Fund. The BB&T Mid Cap Growth Fund's investment objective is to seek long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its assets in common stocks of U.S. companies with medium market capitalizations that have an established record of growth and continue to present significant potential for capital appreciation. Medium capitalization companies are generally those companies with market capitalizations within the range of those companies in the Russell Mid Cap Growth® Index. As of a recent date, the market capitalizations of companies in the Russell Mid Cap Growth® Index ranged from $190 million to $13.3 billion. In selecting investments for the fund, BB&T will consider growth factors such as a company's new products, changes in management, and business restructurings. BB&T will also search for companies that have established records of earnings and sales growth over a period of at least two years that it believes are poised to meet or exceed these figures going forward.

BB&T may sell a stock if a company fails to meet earnings or revenue expectations or becomes overvalued (i.e., high price/earnings ratio relative to its earnings growth). BB&T also may sell a stock to change the fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to its investment strategy, the fund may buy and sell securities frequently, which may result in higher transaction costs.

BB&T Mid Cap Value Fund. The BB&T Mid Cap Value Fund's investment objective is to seek current income, with a secondary goal of moderate capital appreciation. Under normal market conditions, the fund seeks this objective by investing at least 80% of its assets in domestically traded common stocks of U.S. companies whose average market capitalization is within the range of those companies in the Russell Midcap® Value Index. As of a recent date, the market capitalizations of companies in the Russell Midcap® Value Index ranged from $190 million to $10.2 billion.

In managing the fund, BB&T attempts to diversify across different economic sectors, selecting the stocks that BB&T believes are undervalued and have a favorable outlook. In choosing individual stocks BB&T, examines the value, growth and momentum characteristics of a particular issuer. While most stocks may be purchased primarily for capital appreciation, some stocks will be purchased for current income. BB&T will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

BB&T Small Company Growth Fund. The BB&T Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. Under normal market conditions, the fund seeks this objective by investing at least 80% of its assets in small capitalization companies whose capitalization is within the range of those companies in the Russell 2000 Growth® Index. As of a recent date, the market capitalizations of companies in the Russell 2000 Growth® Index ranged from $10 million to $2.4 billion. In making portfolio investments, the fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity.

BB&T Small Company Value Fund. The BB&T Small Company Value Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization value companies. Under normal market conditions, the fund seeks this objective by investing at least 80% of its assets in small capitalization companies whose capitalization is within the range of those companies in the Russell 2000 Value® Index. As of a recent date, the market capitalizations of companies in the Russell 2000 Value® Index ranged from $10 million to $2 billion. In making portfolio investments, the fund uses a quantitative process to examine the value, growth, and momentum characteristics of individual stocks.

BB&T International Equity Fund. The BB&T International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. Under normal market conditions, the fund will invest at least 80% of its assets in equity securities and at least 65% of its assets in non-dollar denominated equity securities primarily in countries included in the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index ("MSCI EAFE® Index"). The Fund may also invest its assets in countries with emerging economies or securities markets. The fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will emphasize stocks with price/earnings ratios below average for a security's earnings trend, and a security's price momentum will be also a factor considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

.     About the MSCI EAFE® Index. The MSCI EAFE® Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of developed countries in Europe,
         Australia, and the Far East. The MSCI EAFE® Index is considered to be generally representative of the performance of the stock markets of the more industrialized countries in those regions.

BB&T Stock and Bond Fund

BB&T Balanced Fund. The BB&T Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

The portion of the fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions.

It is a fundamental policy of the fund that it will invest at least 25% of its assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

BB&T Bond Funds

The investment objective of each of these Underlying Funds is to seek current income consistent with the preservation of capital:

.     The BB&T Short U.S. Government Income Fund under normal market conditions will invest at least 80% of  its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in  high grade collateralized mortgage obligations. The duration of the fund will be from 1.0 to 3.5 years.

.     The BB&T Intermediate U.S. Government Bond Fund under normal market conditions also will invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and at least 80%  of its assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The duration of the fund will be  from 3.0 to 7.0 years.

.     The BB&T Intermediate Corporate Bond Fund invests in a diversified portfolio of corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal  market conditions, at least 80% of its assets will be invested in investment grade corporate bonds. The fund  may invest up to 15% of its assets in corporate debt obligations that are not investment grade. The duration of the fund will be from 3.0 to 7.0 years.

These Underlying Funds also may invest in other types of bonds and fixed income instruments, short-term obligations, and the shares of other investment companies.

BB&T Money Market Funds

The investment objective of each of these Underlying Funds is to seek current income with liquidity and stability of principal:

.     The BB&T U.S. Treasury Money Market Fund invests exclusively in short-term U.S. dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

.     The BB&T Prime Money Market Fund invests exclusively in U.S. dollar-denominated, "high-quality" short- term debt obligations.

Obligations purchased by these money market funds are limited to obligations which BB&T has determined present minimal credit risks. Although these funds seek to preserve a share value equal to $1.00 per share, it is possible to lose money by investing in these Underlying Funds. These investments are not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK CONSIDERATIONS

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent an Underlying Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

Certain of the Underlying Funds may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, an Underlying Fund's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued or that the market will ever recognize its true value. In addition, to the extent that an Underlying Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Underlying Fund may produce more modest gains than equity funds with more aggressive investment profiles.

BB&T tries to manage market risk by diversifying the Fund's investments among the Underlying Funds, which are themselves diversified portfolios. However, BB&T's success in moderating market risk cannot be assured. In addition, because the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without this constraint. You could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

Small- and Mid-Cap Investment Risk

Certain of the Underlying Funds may invest in small- and mid-cap companies. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, small- and mid-cap stocks may fluctuate more in value than larger-cap stocks and funds that invest in them.

Foreign Investment Risk

Certain of the Underlying Funds may invest in securities issued by foreign companies, and the BB&T International Equity Fund will invest primarily in equities of foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Underlying Funds may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

 Interest Rate Risk

Although the Fund's primary investment focus is equities, it may invest in Underlying Funds that invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. Interest rate risk may be greater for the Underlying Funds' investments in mortgage- and asset-backed securities, because when interest rates rise, the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing an Underlying Fund to invest at lower prevailing interest rates. In addition, changes in interest rates may affect the operations of the issuers of equities in which the Underlying Funds invest. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Underlying Funds' investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Underlying Funds invest. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, indirectly impact the value of the Fund's shares. The Underlying Funds may to some extent invest in lower rated fixed income securities. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments.

Active Trading

Some of the Underlying Funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Indexing Risk

The net asset value of the BB&T Equity Index Fund, which is not actively managed, may be disproportionately affected by short and long-term changes in the characteristics of the companies whose securities make up the S&P 500® Index, the general performance of such companies, modifications in the criteria for companies selected to make up the index, suspension or termination of the operation of the index, and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

Investment in Underlying Funds

Because the Fund normally will invest substantially all of its assets in the Underlying Funds, it will incur its pro rata share of the Underlying Funds' expenses. In addition, the Fund will be subject to the effects of business and regulatory developments that affect the Underlying Funds or the investment company industry generally.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. The Underlying Funds generally have comparable investment flexibility. If the Fund or an Underlying Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund and Underlying Funds, their investment strategies, and their risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of an Underlying Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Underlying Funds are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees of the Trust and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at a disadvantageous time.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

 MANAGEMENT OF THE FUND

Investment Adviser

BB&T Asset Management Inc. ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the investment adviser of the Fund. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"). Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2002, BB&T Corporation had assets in excess of $80.2 billion. Through its subsidiaries, BB&T Corporation operates over 1100 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.25% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T. As a shareholder of an Underlying Fund, the Fund also will indirectly bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Fund. For services provided and expenses assumed during the fiscal year ended December 31, 2002, BB&T received an investment advisory fee equal to 0.15% of the Fund's average daily net assets.

The investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in a Fund would have earned (or lost) during the period. This information has been audited by KPMG LLP for the fiscal year ended December 31, 2002, and by other auditors for the prior fiscal period. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

For a share outstanding throughout the period:	Year Ended December 31, 2002	Period Ended December 31, 2001(a)
Net Asset Value, Beginning of Period	$9.28	$10.00
Investment Activities:
Net investment income	0.01	0.01
Net realized and unrealized losses from investments	(1.98)	(0.72)
Total investment activities	(1.97)	(0.71)
Dividends
Net investment income	(0.01)	(0.01)
Net realized gains	(0.11)	--
Total Dividends	(0.12)	(0.01)
Net Asset Value, End of Period	$7.19	$9.28

Total Return	(21.25%)	(7.08%)(b)
Ratios/Supplemental Data:
Net assets, End of Period (000's)	$14,804	$16,295
Ratio of expenses to average net assets	0.64%	0.54%(c)
Ratio of net investment income to average net assets	0.15%	0.18%(c)
Ratio of expenses to average net assets*	0.74%	0.63%(c)
Portfolio turnover rate	3.47%	9.18%

_______________________________
(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.     For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by
         electronic request at publicinfo@sec.gov.

.     Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

BB&T Capital Appreciation Fund

Variable Insurance Funds

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-288-1872

The BB&T Capital Appreciation Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies with growth potential. The Fund's goals and investment programs are described in detail inside. BB&T Asset Management Inc. ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2003.

RISK/RETURN SUMMARY AND FUND EXPENSES
     Investment Objective
     Principal Investment Strategies
     Principal Investment Risks
     Fund Performance
     Fund Expenses
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
     Servicing Agents

MANAGEMENT OF THE FUND Investment Adviser Administrator and Distributor TAXATION GENERAL INFORMATION Description of the Trust and Its Shares Miscellaneous FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalization within the range of those companies in the Russell Mid Cap Growth® Index that BB&T believes have an established record of growth and continue to present significant growth potential. In managing the Fund, BB&T identifies companies that have established records of earnings and sales growth over a period of at least two years that it believes are poised to meet or exceed these figures going forward. These companies generally will have lower amounts of long-term debt; have attractive price/earnings ratios; and have stock prices which have outperformed the Russell Mid Cap Growth® Index.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, including common stocks. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor value stocks to the exclusion of growth stocks, or may not favor equities at all. In addition, investments in mid cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates the Fund's performance during the last calendar year, and the table compares the Fund's performance to that of the Russell Mid Cap Growth® Index, a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or an insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-20.00% 2002
Best Quarter:	4.21%	3/31/02
Worst Quarter:	-13.31%	9/30/02

Average Annual Total Return* (for the periods ended December 31, 2002)
	Past Year	Since Inception (October 15, 2001)
Fund Russell Mid Cap Growth® Index*	-20.00% -27.41%	-12.05% -14.35%

__________________
*Assumes reinvestment of dividends and distributions.

Fund Expenses

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees*	0.74%
Other Expenses	0.88%
Total Annual Fund Operating Expenses*	1.62%
*

BB&T currently limits its management fee to 0.35%. Total expenses, after fee waivers and expense reimbursements, currently are limited to 1.23%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

Expense Example

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year	3 Years	5 Years	10 Years
$165	$511	$881	$1,922

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations within the range of those companies in the Russell Mid Cap Growth® Index that BB&T believes have an established record of growth and continue to present significant growth potential.

BB&T searches for companies that have established records of earnings and sales growth over a period of at least two years that it believes are poised to meet or exceed these figures going forward. These companies will generally have lower amounts of long-term debt; attractive price/earnings ratios in relation to a company's three to five-year earnings per share growth rate; and stock prices which have outperformed the Russell Mid Cap Growth® Index over the previous six months. In evaluating prospective investments, BB&T also considers growth factors such as a company's new products, changes in management, and business restructuring. BB&T will attempt to avoid overweighting the Fund's position on any specific market sector beyond 150% of the weighting that sector has in the Russell Mid Cap Growth® Index. The Fund may also invest in preferred stock, warrants, or debt securities that are convertible into common stock.

The Fund may, but is not required to, sell a portfolio investment if a company fails to meet earnings or revenue expectations or becomes overvalued, to change the Fund's weighting in a particular company or industry sector, or if better opportunities are available.

About the Russell Mid Cap® Growth Index. The Russell Mid Cap Growth® Index is an unmanaged index representative of the performance of a basket of more than 430 mid-cap growth stocks. As of a recent date, the market capitalizations of companies in the Russell Mid Cap Growth® Index ranged from $190 million to $13.3 billion.

In addition to the above, the Fund has the flexibility to make other portfolio investments and engage in other investment techniques. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see the back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, mid-cap stocks, and thus the Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Because industries, companies or countries experiencing economic growth can change, the Fund's performance could suffer if BB&T is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which the Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, the Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Active Trading

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of the Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Fund has served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

BB&T Asset Management Inc. ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"). Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2002, BB&T Corporation had assets in excess of $80.2 billion. Through its subsidiaries, BB&T Corporation operates over 1100 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland, and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T. For services provided and expenses assumed during the fiscal year ended December 31, 2002, BB&T received and investment advisory fee equal to 0.35% of the Fund's average daily net assets.

David P. Nolan is the Portfolio Manager and also serves as Vice-President of BB&T. He has more than 14 years of investment experience. Prior to joining BB&T in 2000, Mr. Nolan served as Vice-President of One Valley Bank and as an account executive with Alex Brown & Sons Incorporated.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2002. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by KPMG LLP for the fiscal year ended December 31, 2002, and by other auditors for the prior fiscal period. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

For a share outstanding throughout the period:	Year Ended December 31, 2002		Period Ended December 31, 2001 (a)
Net Asset Value, Beginning of Period	S	10.70	$$10.00
Investment Activities
Net investment loss		(0.09)	(0.01)
Net realized and unrealized gains(losses) from investments		(2.05)	0.71
Total from Investment Activities		(2.14)	0.70
Net Asset Value, End of Period		$8.56	$10.70
Total Return		(20.00%)	7.00%(b)
Ratios/Supplementary Data:
Net assets, End of Period (000's)		$10,864	$10,713
Ratio of expenses to average net assets		1.23%	1.19%(c)
Ratio of net investment loss to average net assets		(1.05%)	(0.55%)(c)
Ratio of expenses to average net assets*		1.62%	1.58%(c)
Portfolio turnover		96.89%	3.82%

__________________________
(a)	For the period from October 15, 2001 (commencement of operations) through December 31, 2001.
(b)	Not annualized.
(c)	Annualized.
*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-288-1872

 Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.
.	Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

Variable Insurance Funds

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-888-451-8382

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

This Statement of Additional Information ("SAI") describes four investment portfolios (each a "Fund" and collectively the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

.	Fifth Third Quality Growth VIP Fund;
.	Fifth Third Balanced VIP Fund;
.	Fifth Third Mid Cap VIP Fund; and
.	Fifth Third Disciplined Value VIP Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment advisor and sub-advisor (if applicable) of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by the Prospectus of the Funds, dated May 1, 2003, as supplemented from time to time. This SAI contains more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. This SAI incorporates the Funds' financial statements and related notes and auditors reports from the Funds' annual reports for the fiscal year ended December 31, 2002, and is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

INVESTMENT OBJECTIVES AND POLICIES
Bank Obligations
Commercial Paper
Variable Amount Master Demand Notes
Variable and Floating Rate Demand Notes
Short-Term Obligations
Corporate Debt Securities
Foreign Investments
Securities Of Foreign Governments and Supranational Organizations
Currency Swaps
Foreign Currency Transactions
Hybrid Instruments
Funding Agreements
Standard Poor's Depository Receipts
U.S. Government Obligations
Options
Forward Commitments, When-Issued and Delayed-Delivery Securities
Mortgage-Related and Asset-Backed Securities
Illiquid and Restricted Securities
Investment Companies
Lending of Portfolio Securities
Convertible Securities
Warrants
Repurchase Agreements
Reverse Repurchase Agreements and Dollar Roll Agreements
Futures Contracts and Options Thereon
INVESTMENT RESTRICTIONS
Portfolio Turnover
NET ASSET VALUE
Valuation of the Funds
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
MANAGEMENT OF THE TRUST
Management Information
Board of Trustees
Trustee Compensation
Advisor
Portfolio Transactions
Federal Banking Law
Administrator
Expenses
Distributor
Custodian, Transfer Agent and Fund Accounting Services
Independent Auditors
Legal Counsel
Codes of Ethics
ADDITIONAL INFORMATION
Description of Shares
Vote of a Majority of the Outstanding Shares
Principal Shareholders
Shareholder and Trustee Liability
Additional Tax Information
Distributions
Hedging Transactions
Other Taxes
Performance Information
Miscellaneous
FINANCIAL STATEMENTS
APPENDIX

The Trust is an open-end management investment company which currently offers multiple separate portfolios. This SAI contains information about the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund"), and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund"). The Funds are diversified series advised by Fifth Third Asset Management Inc. (the "Advisor"), a subsidiary of Fifth Third Bank.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in a Fund should be made without first reading the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

The Mid Cap VIP Fund has a non-fundamental investment policy obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to particular types of investments suggested by the Fund's name. For purposes of such an investment policy, "assets" includes the Fund's net assets, as well as any amounts borrowed for investment purposes. The following information supplements the investment objectives and policies of the Funds as set forth in the Prospectus.

Bank Obligations. The Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

The Funds may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Although the Funds may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by two nationally recognized statistical rating organizations ("NRSROs") (e.g., A-2 or better by Standard & Poor's Ratings Service ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch") or, if not rated, determined to be of comparable quality to instruments that are so rated.

Commercial paper issues include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the investment advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Variable Amount Master Demand Notes. The Quality Growth VIP Fund may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable and Floating Rate Demand Notes. The Quality Growth VIP Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

Short-Term Obligations. The Funds may invest in high quality short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Pending investment or to meet anticipated redemption requests, a Fund may invest without limitation in short-term obligations. For temporary defensive purposes, these investments may constitute 100% of a Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Corporate Debt Securities. The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, the Advisor may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

As with other fixed-income securities, medium-grade securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

Medium-grade securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of medium-grade securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of medium-grade securities may be diminished by adverse publicity and investor perceptions.

Because certain medium-grade securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of medium-grade securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other medium-grade securities. Some medium-grade securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of medium-grade securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer.

After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security. However, the Advisor will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Foreign Investments. The Funds may invest in foreign securities. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, expropriation, and nationalization of assets. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. In addition, diplomatic developments could also affect the value of a Fund's investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additionally, the Funds may invest in countries with emerging economies. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in issues located in these countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations. Such changes also may affect the income and distributions to Shareholders of a Fund. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks and trust companies. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, the Mid Cap and Balanced VIP Funds can avoid currency risks during the settlement period for either purchase or sales by investing in ADRs rather than directly in foreign issuers' stock.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights. The Funds may invest in both sponsored and unsponsored ADRs.

Securities Of Foreign Governments and Supranational Organizations. The Funds may invest in U.S. dollar-denominated securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, as discussed above in "Foreign Investments."

Currency Swaps. The Quality Growth VIP Fund may also enter into currency swaps for hedging purposes or to increase total return. Currency swaps involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. Government securities or other liquid securities, having an aggregate net asset value at least equal to such accrued excess will be segregated by the Fund. Inasmuch as these transactions are entered into for good faith hedging purposes, the Advisor believes that such obligations do not constitute senior securities as defined in the Investment Company Act of 1940, as amended ("1940 Act") and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique was not used.

The Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Moody's. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

Foreign Currency Transactions. The value of the assets of the Quality Growth VIP Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund also may hedge foreign currency exchange rate risk by engaging in currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward currency contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Hybrid Instruments. The Quality Growth VIP Fund may invest in Hybrid Instruments. Hybrid Instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging its securities. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as structured security with an embedded put option, would be to give the Fund the desired European security exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the Fund could lose money, if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of the Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Fund. Accordingly, the Fund will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that the Fund's investment in Hybrid Instruments will account for more than 10% of the Fund's return (positive or negative).

Funding Agreements. With the exception of the Quality Growth VIP Fund, the Funds may purchase funding agreements, under which a Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. These agreements provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments.

Standard Poor's Depository Receipts. The Funds may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs represent interests in trusts sponsored by a subsidiary of the American Stock Exchange, Inc. and are structured to provide investors proportionate undivided interests in a securities portfolio constituting substantially all the common stocks (in substantially the same weighting) as the component common stocks of a particular Standard & Poor's Index ("S&P Index"), such as the S&P 500. SPDRs are not redeemable, but are exchange traded. SPDRs represent interests in an investment company that is not actively managed, and instead holds securities in an effort to track the performance of the pertinent S&P Index and not for the purpose of selecting securities that are considered superior investments. The results of SPDRs will not replicate exactly the performance of the pertinent S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees to service providers, borne by the SPDRs. SPDRs distribute dividends on a quarterly basis.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which a Fund may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Options. The Funds may purchase put and call options on securities and securities indices and may write (sell) covered put and call options.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund will effect a "closing purchase transaction"-the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a Fund will forego the potential benefit represented by market appreciation over the exercise price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Covered call options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

Once the decision to write a call option has been made, the Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Where a Fund may purchase put options, that Fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Forward Commitments, When-Issued and Delayed-Delivery Securities. The Funds may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, the Quality Growth VIP Fund may purchase and sell securities on a "forward commitment" basis. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment. It may be expected that a Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment advisor to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of the Fund's total assets.

When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. The Funds may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each Fund may invest in mortgage-related securities issued by non-governmental entities, provided, however, that to the extent that a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which a Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

Illiquid and Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act. The Funds will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Rule 144A, a rule promulgated under Section 4(2) of the 1933 Act, provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The Advisor may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act, and also may invest in other types of pooled investment vehicles. As a shareholder of another investment company or pooled investment vehicle, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company or pooled investment vehicle, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund.

Lending of Portfolio Securities. The Funds from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral, in the form of cash or U.S. Government securities, or other collateral. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a Fund does not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

Convertible Securities. The Funds may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated "BBB" by S&P and "Baa" by Moody's, or higher, at the time of investment, or if unrated, are of comparable quality.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for the Funds, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, Fifth Third may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Warrants. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Repurchase Agreements. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that the Advisor deem creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will segregate assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund is delayed or prevented from completing the transaction.

Futures Contracts and Options Thereon. The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities, interest rate, index, and may purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The value of a Fund's contracts may equal or exceed 100% of its total assets, although it will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. Futures transactions will be limited to the extent necessary to maintain the qualification of these Funds as a regulated investment companies.

The Funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

If the notional value of a Fund's non-hedge futures contracts exceeds 100% of the liquidation value of the Fund's portfolio, the Fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures position plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the liquidation value of the Fund's portfolio. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fine hedging purposes exceeds 5% of the liquidation value of the Fund's portfolio, the notional value of a Fund's non-hedge futures contract will not exceed 100% of the liquidation value of the Fund's portfolio. Futures transactions will be limited to the extent necessary to maintain the qualification of the Funds as regulated investment companies.

INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION-Vote of a Majority of the Outstanding Shares" in this SAI).

The Funds will not:

    Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;
    Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;
    Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;
    Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";
    Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Fund; and
    Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

    The following additional investment restriction is not a fundamental policy and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. Except as provided in the fundamental policies described above, the Funds may not:

    Purchase or otherwise acquire any securities if, as a result, more than 15% of a Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders, and each Fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rate for the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced on each Business Day of the Fund (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued at their latest bid quotation in such principal market. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. If no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of a Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of the Funds are sold on a continuous basis by the Fund's distributor, and the distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Fund of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Fund to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the distributor (or other agent of a Fund) of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Fund intends to pay cash for all Shares redeemed, but under conditions which make payment in cash unwise, such as large-scale redemptions or market illiquidity, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time, or to cease investment operations entirely.

MANAGEMENT OF THE TRUST

Management Information

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee*
Non-Interested Trustees
James H. Woodward University of North Carolina at Charlotte 9201 University City Blvd. Charlotte, NC 28223 Birthdate: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, University of North Carolina at Charlotte-7/89 to present	27	J.A. Jones, Inc.
Michael Van Buskirk 3435 Stelzer Road Columbus, Oh 43219 Birthdate: 2/22/1947	Trustee	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers League (industry trade association)- 5/91 to present	27	Coventry Group
Interested Trustee
Walter B. Grimm[1] 3435 Stelzer Road Columbus, Oh 43219 Birthdate: 6/30/1945	Trustee	Indefinite; 4/97 to present	Employee of BISYS Fund Services-6/92 to present	27	Coventry Group American Performance Performance Funds Trust United American Cash Reserves Legacy Funds Group

Executive Officers
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Walter B. Grimm 3435 Stelzer Road Columbus, Oh 43219 Date of Birth: 6/30/1945	President and Chairman of the Board	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/92 to present).
Charles L. Booth 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1960	Vice President and Assistant Secretary	Indefinite; 4/99 to present	Employee of BISYS Fund Services (4/91 to present).
Alaina Metz 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1967	Secretary	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/95 to present).
Trent Statczar 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 8/31/1971	Treasurer	Indefinite; 8/02 to present	Employee of BISYS Fund Services (6/93 to present).
Nimish Bhatt 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 6/6/1963	Principal Financial and Accounting Officer and Comptroller	Indefinite; 11/98 to present	Employee of BISYS Fund Services (7/96 to present).

*    Not reflected in prior column.
1    Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Valuation Committee

The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of Messrs. Van Buskirk, Grimm, and Ms. Metz. The Valuation Committee held no meetings during the last year.

Audit Committee

The Board of Trustees has an Audit Committee, composed of the independent Trustees, whose function is to oversee the financial reporting and internal controls of the Trust. The audit committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held one meeting last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James H. Woodward	none	none
Michael Van Buskirk	none	none
Walter B. Grimm	none	none

As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Advisor, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust (not including registered investment companies).

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
James H. Woodward	none	none	none	none	none
Michael Van Buskirk	none	none	none	none	none

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Advisor or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

.	the Funds;
.	an officer of the Funds;
.

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the Funds or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Funds;

.

an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the Funds or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Funds;

.	the Advisor or principal underwriter of the Funds,
.	an officer of the Advisor or principal underwriter of the Funds;
.	a person directly or indirectly controlling, controlled by, or under common control with the Advisor or principal underwriter of the Funds; or
.	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or principal underwriter of the Funds.

Trustee Compensation

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses*	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Directors
James H. Woodward, Trustee	$1,375	None	None	$5,500
Michael Van Buskirk, Trustee	$1,375	None	None	$5,500
Walter B. Grimm, Trustee	$0	None	None	$ 0
*	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.
**	The Fund Complex consisted of the Trust, The BB&T Funds, AmSouth Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and the Fifth Third Funds.

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

Advisor

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment advisory services are provided to each Fund by Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, pursuant to an Investment Advisory Agreement dated April 1, 2002 (the "Investment Advisory Agreement").

Under the Investment Advisory Agreement, Fifth Third has agreed to provide, either directly or through one or more sub-advisors, investment advisory services for each of the Funds as described in the Prospectus and this SAI. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds is obligated to pay the Advisor a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of such: 0.70% for the Quality Growth VIP Fund, 0.80% for the Balanced VIP Fund, 0.80% for the Mid Cap VIP Fund, and 0.80% for the Disciplined Value VIP Fund. For the period from January 26, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Quality Growth VIP Fund incurred investment advisory fees equal to $3,251 and $16,446, respectively, of which $3,251 and $16,446, respectively, was waived or reimbursed by the Advisor. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Balanced VIP Fund incurred investment advisory fees equal to $2,022, all of which was waived or reimbursed by the Advisor. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Mid Cap VIP Fund incurred investment advisory fees equal to $2,154, all of which was waived or reimbursed by the Advisor. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Disciplined Value VIP Fund incurred investment advisory fees equal to $2,065, all of which was waived or reimbursed by the Advisor.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of up to two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Advisor. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Fund may include descriptions of the Advisor including, but not limited to, (i) descriptions of the Advisor's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Advisor's operations.

The Investment Advisory Agreement has been approved by the Board of Trustees with respect to the Quality Growth VIP Fund at a meeting held on February 25, 2003 and with respect to the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund at a meeting held on February 13, 2002. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Board of Trustees requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Investment Advisory Agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

The investment advisory fees payable to the Advisor under the Investment Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Advisor's relationship with the Funds, and the comparability of the proposed fees to fees paid by comparable mutual funds;

.

With respect to the Quality Growth VIP Fund, the Investment Advisory Agreement did not increase current investment advisory fees or overall operating expenses of the Fund over historical fee and expense levels;

.

With respect to the Quality Growth VIP Fund, the Investment Advisory Agreement permitted the continuity of the Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;

.

The nature, quality and extent of the investment advisory services expected to be provided by the Advisor, in light of the high quality services provided to the Quality Growth VIP Fund and the other mutual funds advised by the Advisor and their historic performance, including achievement of stated investment objectives;

.	The Advisor's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;
.	The Advisor's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds; and
.	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisor.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Investment Advisory Agreement with respect to each Fund.

Portfolio Transactions

The Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, a Fund, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where best execution is available elsewhere or through use of a broker.

Unless otherwise directed by the Board of Trustees, allocation of transactions, including their frequency, to various brokers and dealers is determined in good faith by the Advisor in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, the Advisor may evaluate a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide "best execution," which is the best overall qualitative execution of the Fund's brokerage transactions, so that the total costs or proceeds to the Funds are the most favorable under the circumstances. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Advisor may receive orders for transactions on behalf of a Fund. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps the Advisor informed concerning overall economic, market, political and legal trends. Under some circumstances, the Advisor's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the fees payable to the Advisor by a Fund. Such information may be useful to the Advisor in serving both a Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to a Fund. While the Advisor generally seeks competitive commissions, a Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Investment decisions for each Fund are made independently from those for any other portfolio, investment company or account managed by the Advisor. Any such other portfolio, investment company or account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold by or purchased for a Fund with those to be sold or purchased for other portfolios, investment companies or accounts in order to obtain best execution.

For the period from January 26, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Quality Growth VIP Fund paid aggregate brokerage commissions equal to $1,752 and $4,558, respectively. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Balanced VIP Fund paid aggregate brokerage commissions equal to $824. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Mid Cap VIP Fund paid aggregate brokerage commissions equal to $1,515. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Disciplined Value VIP Fund paid aggregate brokerage commissions equal to $3,038.

Federal Banking Law

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Investment Advisory Agreements without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of the Advisor to perform these services, the Board of Trustees would review the Trust's relationship with the Advisor and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 1999 (the "Administration Agreement"). Prior to that date, BISYS Fund Services ("BISYS") served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Investment Advisory Agreement, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Funds' custodian.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Advisor under the Investment Advisory Agreement, by the other investment advisors of the Trust's portfolios, by the fund accountant and dividend disbursing agent, and by the Funds' custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of 0.045% of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For the period from January 26, 2001 (commencement of operations) through December 31, 2001 and fiscal year ended December 31, 2002, the Quality Growth VIP Fund incurred administration fees equal to $209 and $1,057, respectively, of which $0 and $681, respectively, was waived or reimbursed by BISYS. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Balanced VIP Fund incurred administration fees equal to $114, of which $76, was waived or reimbursed by BISYS. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Mid Cap VIP Fund incurred administration fees equal to $121, of which $81, was waived or reimbursed by BISYS. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Disciplined Value VIP Fund incurred administration fees equal to $116, of which $77, was waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

The Advisor and the Administrator each bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodians and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As a distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

Fifth Third Bank has been retained, pursuant to a Custodian Agreement, to act as custodian for the Funds. Fifth Third Bank's address is 38 Fountain Square Plaza, Cincinnati, Ohio 45263. Under the Custodian Agreement, the Custodian maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund; pays all expenses of each Fund; and receives and pays out cash for purchases and redemptions of shares of each Fund and pays out cash if requested for dividends on shares of each Fund. Under the Custodian Agreement, each Fund has agreed to pay the Custodian for furnishing custodian services a fee for certain administration and transaction charges and out-of-pocket expenses.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Trust pursuant to an agreement dated as of March 1, 1999. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the custodian, affirmation to the custodian of portfolio trades and cash settlements, verification and reconciliation with the custodian of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

BISYS Ohio receives an annual fee per Variable Contract Owner account, subject to certain base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of the Fund's average daily net assets or $30,000.

Independent Auditors

The firm of PricewaterhouseCoopers LLP, 100 East Broad Street, Suite 2100, Columbus, OH, serves as independent auditors for the Funds. Its services comprise auditing the Funds' financial statements and advising the Funds as to certain accounting and tax matters.

Legal Counsel

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Codes of Ethics

The Trust, the Advisor, and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interests of each Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Funds' Prospectus and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders

As of March 26, 2003, Hartford Life Insurance Company owned 100% of the outstanding Shares of the Quality Growth VIP Fund, 100% of the outstanding Shares of the Balanced VIP Fund, 100% of the outstanding Shares of the Mid Cap VIP Fund, and 100% of the outstanding Shares of the Disciplined Value VIP Fund and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of these Funds.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations concerning an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in a Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify to be taxed as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Funds believe they are not subject to the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of a Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. A Fund's investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

If a Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of the Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to a Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each Fund.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid. For the period from its commencement of operations (January 26, 2001) through December 31, 2002, and for the fiscal year ending on such date, the Quality Growth VIP Fund achieved an average annual return of -24.74% and -30.02%, respectively. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Balanced VIP Fund achieved a total return of 5.37%. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Mid Cap VIP Fund achieved a total return of 5.00%. For the period from July 15, 2002 (commencement of operations) through December 31, 2002, the Disciplined Value VIP Fund achieved a total return of 3.53%.  The performance information reflects the impact of fee waivers and/or expense reimbursements, absent which performance would have been lower.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Lehman Brothers, Inc., the Russell 2000 Index, the Russell Midcap Growth Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

The Funds may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for a Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in a Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

Financial statements for the Trust with respect to the Quality Growth VIP Fund, Balanced VIP Fund, Mid Cap VIP Fund, and Disciplined Value VIP Fund as of December 31, 2002 for its fiscal years then ended, including notes thereto and the report of PricewaterhouseCoopers LLP thereon dated February 14, 2003, are incorporated by reference from the Trust's 2002 Annual Reports. For periods ended on or before December 31, 2001, the financial information was audited by other independent auditors. A copy of the Reports delivered with this SAI should be retained for future reference.

APPENDIX

DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's commercial paper ratings:

Excerpts from Moody's commercial paper ratings are listed as follows: Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Variable Insurance Funds

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-866-667-0564

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

This Statement of Additional Information ("SAI") describes two investment portfolios (each a "Fund" and collectively the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

.   Choice VIT Market Neutral Fund; and
.    Choice VIT Long-Short Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment adviser of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by the Prospectus of the Funds, dated May 1, 2003 as supplemented from time to time. This SAI contains more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

INVESTMENT OBJECTIVES AND POLICIES

Bank Obligations

Commercial Paper

Short-Term Obligations

Corporate Debt Securities

Zeros/Strips

Initial Public Offerings

Real Estate Investment Trusts

Foreign Investments

Securities of Foreign Governments and Supranational Organizations

Funding Agreements

Standard & Poor's Depository Receipts

U.S. Government Obligations

Options

Short Sales

When-Issued and Delayed Delivery Securities

Mortgage-Related and Asset-Backed Securities

Illiquid and Restricted Securities

Investment Companies

Lending of Portfolio Securities

Convertible Securities

Warrants

Repurchase Agreements

Reverse Repurchase Agreements and Dollar Roll Agreements

Standby Commitment Agreements

Futures Contracts and Options Thereon

Forward Foreign Currency Exchange Contracts

INVESTMENT RESTRICTIONS

Portfolio Turnover

NET ASSET VALUE

Valuation of the Funds

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

MANAGEMENT OF THE TRUST

Management Information

Board of Trustees

Trustee Compensation

Investment Adviser

Distribution and Service Plan

Portfolio Transactions

Administrator

Expenses

Distributor

Custodian, Transfer Agent and Fund Accounting Services

Independent Auditors

Legal Counsel

Codes of Ethics

ADDITIONAL INFORMATION

Description of Shares

Vote of a Majority of the Outstanding Shares

Shareholder and Trustee Liability

Additional Tax Information

Distributions

Hedging Transactions

Other Taxes

Key Performance Information

Miscellaneous

FINANCIAL STATEMENTS

APPENDIX

The Trust is an open-end management investment company which currently offers multiple separate portfolios. This SAI contains information about the Choice Market Neutral Fund ("Market Neutral Fund") and the Choice Long-Short Fund ("Long-Short Fund"). The Market Neutral Fund and the Long-Short Fund are both non-diversified Funds. The Funds are advised by Choice Investment Management, LLC ("Choice" or "Adviser").

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in a Fund should be made without first reading the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the investment objectives and policies of the Funds as set forth in the Prospectus.

Bank Obligations. The Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

The Funds may invest a portion of their assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Although the Funds may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by two nationally recognized statistical rating organizations ("NRSROs") (e.g., A-2 or better by Standard & Poor's Ratings Service ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated.

Commercial paper issues include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the investment adviser has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Short-Term Obligations. The Funds may invest in high quality short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Pending investment or to meet anticipated redemption requests, a Fund may invest without limitation in short-term obligations. For temporary defensive purposes, these investments may constitute 100% of a Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Corporate Debt Securities. The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, the Adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer.

After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security. However, the Adviser will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Zeros/Strips. The Funds may invest in zero coupon bonds or in strips. Zero coupon bonds are sold at a discount from face value and do not make regular interest payments. Such bonds pay principal and accreted discount (representing interest accrued but not paid) at maturity. "Strips" are debt securities that are stripped of their interest coupons after the securities are issued, but are otherwise comparable to zero coupon bonds. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market values of zero coupon bonds and strips generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable terms and quality.

Initial Public Offerings. The Funds may invest in a company's securities at the time of the company's initial public offering (IPO). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the Funds' Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Funds.

Real Estate Investment Trusts. The Funds may invest in securities issued by real estate investment trusts, i.e., "REITs." Such investments will not exceed 25% of the total assets of the Funds. REITs are trusts that sell equity or debt securities to investors using the proceeds to acquire real estate and interests in it. They may focus on particular regions and particular projects, or both, such as apartment complexes, the Southeast, or apartment complexes in the Southeast. Through REIT ownership, the Funds could own real estate directly as a result of a REIT default. The Funds may be subject to the risks of real estate ownership as a result, including the difficulties associated with valuation, declines in real estate values, risks related to general economic conditions, environmental liability risks, tax increases, increased operational costs, and interest rate risk. The value of a REIT security is vulnerable to changes in the value of the underlying real estate. REITs are dependent on the skills of their management, and are not diversified. REITs are subject also to heavy cash flow dependency, defaults of borrowers, self-liquidation and, if not registered as an investment company, the possibility of failing to maintain exemption from the registration requirements of the Investment Company Act. Interest rate fluctuations may also affect the value of any debt securities held by the REIT. REITs are managed by advisers. These advisers are compensated for their services. An investor in the Funds should understand that when and if the Funds invest in a REIT, the Funds' investors will be paying directly for the management services of the Portfolio Manager of the Funds through the fees charged by the Funds, and will be paying indirectly for the management services of the REIT adviser because the Funds are charged for the REIT adviser's services.

Foreign Investments. The Funds may invest in foreign securities. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, expropriation, and nationalization of assets. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. In addition, diplomatic developments could also affect the value of a Fund's investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations. Such changes also may affect the income and distributions to Shareholders of a Fund. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks and trust companies. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, the Funds can avoid currency risks during the settlement period for either purchase or sales by investing in ADRs rather than directly in the foreign issuers' stock.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights. The Funds may invest in both sponsored and unsponsored ADRs.

Securities of Foreign Governments And Supranational Organizations. The Funds may invest in U.S. dollar-denominated securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, as discussed above in "Foreign Investments."

Funding Agreements. The Funds may purchase funding agreements, under which a Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. These agreements provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments.

Standard & Poor's Depository Receipts. The Funds may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs represent interests in trusts sponsored by a subsidiary of the American Stock Exchange, Inc. and are structured to provide investors proportionate undivided interests in a securities portfolio constituting substantially all the common stocks (in substantially the same weighting) as the component common stocks of a particular Standard & Poor's Index ("S&P Index"), such as the S&P 500. SPDRs are not redeemable, but are exchange traded. SPDRs represent interests in an investment company that is not actively managed, and instead holds securities in an effort to track the performance of the pertinent S&P Index and not for the purpose of selecting securities that are considered superior investments. The results of SPDRs will not replicate exactly the performance of the pertinent S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees to service providers, borne by the SPDRs. SPDRs distribute dividends on a quarterly basis.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which a Fund may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Options. The Funds may purchase put and call options on securities and securities indices and may write (sell) covered put and call options.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund will effect a "closing purchase transaction"-the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a Fund will forego the potential benefit represented by market appreciation over the exercise price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Covered call options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Where a Fund may purchase put options, that Fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Short Sales. The Funds may seek to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

The Funds may make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short. Whenever a Fund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

When-Issued and Delayed-Delivery Securities. The Funds may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment. It may be expected that a Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of the Fund's total assets.

When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. The Funds may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each Fund may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent that a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which a Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

Illiquid and Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act. The Funds will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Rule 144A, a rule promulgated under Section 4(2) of the 1933 Act, provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The Adviser may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act, and also may invest in other types of pooled investment vehicles. As a shareholder of another investment company or pooled investment vehicle, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company or pooled investment vehicle, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund.

Lending of Portfolio Securities. The Funds from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral, in the form of cash or U.S. Government securities, or other collateral. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a Fund does not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

Convertible Securities. The Funds may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated "BBB" by S&P and "Baa" by Moody's, or higher, at the time of investment, or if unrated, are of comparable quality.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for the Funds, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Warrants. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Repurchase Agreements. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that the Adviser deem creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will segregate assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund is delayed or prevented from completing the transaction.

Standby Commitment Agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to a Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.50% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. A Fund will limit its investment in such commitments so that the aggregate purchase price of the securities subject to the commitments will not exceed 50% of its assets immediately prior to the time of making the commitment. There is no guarantee the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, each Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Futures Contracts and Options Thereon. The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities, interest rate, index, and may purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

If the notional value of a Fund's non-hedge futures contracts exceeds 100% of the liquidation value of the Fund's portfolio, the Fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures position plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the liquidation value of the Fund's portfolio. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fine hedging purposes exceeds 5% of the liquidation value of the Fund's portfolio, the notional value of a Fund's non-hedge futures contract will not exceed 100% of the liquidation value of the Fund's portfolio. Futures transactions will be limited to the extent necessary to maintain the qualification of the Funds as regulated investment companies.

Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. Each Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Funds may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Funds' objectives and investment policies.

A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's Custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Funds may not always be able to enter into forward contracts at attractive prices and may be limited in their ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION-Vote of a Majority of the Outstanding Shares" in this SAI).

The Funds will not:

1.Purchase any securities which would cause more than 25% of the value of each Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that: (a) each Fund will concentrate its investments in the technology, health care, consumer and financial sectors, to the extent such sectors, individual or in the aggregate, may be deemed to be a "group of industries"; (b) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

2.Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

3.Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

4.Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5.Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Funds; and

6.Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The following additional investment restriction is not a fundamental policy and therefore may be changed without the vote of a majority of the outstanding Shares of each Fund. Except as provided in the fundamental policies described above, each Fund may not:

1.Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in the Fund's Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, each Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders, and each Fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rate for the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued at their latest bid quotation in such principal market. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. If no such bid price is readily available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of a Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of the Funds are sold on a continuous basis by the Fund's distributor, and the distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the distributor (or other agent of a Fund) of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under conditions which make payment in cash unwise, such as large-scale redemptions or market illiquidity, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time. In the event that a Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

MANAGEMENT OF THE TRUST

Management Information

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee*
Non-Interested Trustees
James H. Woodward University of North Carolina at Charlotte 9201 University City Blvd. Charlotte, NC 28223 Date of Birth: 11/24/1939	Trustee	Indefinite 4/97 to present	Chancellor, University of North Carolina at Charlotte-7/89 to present	27	J.A. Jones, Inc.
Michael Van Buskirk 3435 Stelzer Road Columbus, Oh 43219 Date of Birth: 2/22/1947	Trustee	Indefinite 4/97 to present	Chief Executive Officer, Ohio Bankers League 5/91 to present	27	Coventry Group
Interested Trustee
Walter B. Grimm[1] 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 06/30/1945	Trustee	Indefinite 4/97 to present	Employee of BISYS Fund Services-6/92 to present	27	Coventry Group American Performance Performance Funds Trust United American Cash Reserves Legacy Funds Group

*    Not reflected in prior column.
1    Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

Executive Officers
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Walter B. Grimm 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 6/30/1945	President and Chairman of the Board	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/92 to present)
Charles L. Booth 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1960	Vice President and Assistant Secretary	Indefinite; 4/99 to present	Employee of BISYS Fund Services (4/91 to present).
Alaina Metz 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1967	Secretary	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/95 to present).
Trent Statczar 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 8/31/1971	Treasurer	Indefinite; 8/02 to present	Employee of BISYS Fund Services (6/93 to present).
Nimish Bhatt 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 6/6/1963	Principal Financial and Accounting Officer and Comptroller	Indefinite; 11/98 to present	Employee of BISYS Fund Services (7/96 to present).

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Valuation Committee

The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of Messrs. Van Buskirk, Grimm, and Ms. Metz. The Valuation Committee held no meetings during the last year.

Audit Committee

The Board of Trustees has an Audit Committee, composed of the independent Trustees, whose function is to oversee the financial reporting and internal controls of the Trust. The audit committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held one meeting last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James H. Woodward	none	none
Michael Van Buskirk	none	none
Walter B. Grimm	none	none

As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
James H. Woodward	none	none	none	none	none
Michael Van Buskirk	none	none	none	none	none

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

.    the Funds;

.    an officer of the Funds;

.    an investment company, or person that would be an investment company but for the exclusions provided by   sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

.    an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal       underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

.    the Adviser or principal underwriter of the Funds,

.    an officer of the Adviser or principal underwriter of the Funds;

.    a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

.    an officer of a person directly or indirectly controlling, controlled by, or under common control with the
        Adviser or principal underwriter of the Funds.

Trustee Compensation

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses*	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Directors
James H. Woodward, Trustee	$0	None	None	$5,500
Michael Van Buskirk, Trustee	$0	None	None	$5,500
Walter B. Grimm, Trustee	$0	None	None	$0

*The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

**The Fund Complex consisted of the Trust, the BB&T Funds, AmSouth Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and the Fifth Third Funds.

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

Investment Adviser

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment advisory services are provided to each Fund by Choice Investment Management, LLC (the "Adviser"), 5299 DTC Boulevard, Suite 1150, Englewood, Colorado 80111, pursuant to an Investment Advisory Agreement dated May 1, 2003 (the "Investment Advisory Agreement").

Under the Investment Advisory Agreement, the Adviser has agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectus and this SAI. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds is obligated to pay the Adviser a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of such Fund: 1.65% for the Market Neutral Fund and 2.50% for the Long-Short Fund.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of up to two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Fund may include descriptions of the Adviser including, but not limited to, (i) descriptions of the Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Adviser's operations.

The Investment Advisory Agreement was approved by the Board of Trustees with respect to each Fund at a meeting held on February 25, 2003. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Board requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Funds with respect to its deliberations.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Investment Advisory Agreement was consistent with the best interests of each Fund and the beneficial owners of its shares, and the Board unanimously approved the Investment Advisory Agreement for an initial term of up to two years on the basis of the foregoing review and discussions and the following considerations, among others:

.     The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Investment Advisory Agreement in light of the investment advisory services expected to be provided, the anticipated costs of these services, the anticipated profitability of the Adviser's relationship with the Funds,  the limited potential to achieve economies of scale, the unique nature of the investment being offered through a registered investment company, and the comparability of the fees paid to fees paid by other pooled  investment vehicles with comparable investment objectives and strategies;

.     The nature, quality and extent of the investment advisory services expected to be provided by the Adviser, in light of the research-intensive, active management style used with respect to each Fund, and the historic performance of comparable investment vehicles managed by the Adviser, including the success of the Funds in achieving stated investment objectives;

.     The Adviser's entrepreneurial commitment to the management of the Funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

.     The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant relevant portfolio management experience; and

.     The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and expected performance of the Adviser.

Distribution and Service Plan

Under a plan of distribution and service pertaining to each Fund adopted by the Board in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), each Fund pays a financial institution or its affiliates ("Servicing Agent") an aggregate fee in an amount not to exceed on an annual basis 0.35% of the average daily net asset value attributable to each Fund (the "Plan Fee"), as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with a Servicing Agent. The Plan currently is operated as a compensation plan.

Each Fund uses the Plan Fee to pay Servicing Agents for distribution-related services and other investor services that the Servicing Agents provide to each Fund. The services include, but are not limited to, the following: (1) the printing and mailing of each Fund's prospectus, SAI, related supplements and shareholder reports to current and prospective contract owners, (2) the development and preparation of sales material, including sales literature, relating to the Funds, (3) materials and activities intended to educate and train Servicing Agents' sales personnel concerning the Funds, (4) obtaining information and providing explanations to contract owners concerning the Funds, (5) compensating Servicing Agent sales personnel with respect to services that result in the sale or retention of each Fund, (6) providing personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold the Funds, (7) financing other activities that the board determines are primarily intended to result in the sale of the Funds, (8) receiving, aggregating and processing purchase, exchange and redemption orders of beneficial owners of each Fund, (9) and processing dividend payments for the Funds beneficially held.

The Board of Trustees reviews annually the Plan and corresponding expenses. Among other things, the Plan provides that (1) any person authorized to direct the disposition of the monies paid or payable by each Fund pursuant to the Plan will submit to the Board of Trustees at least quarterly, and the Board of Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board of Trustees, including the Independent Trustees, acting in person at a meeting called for that purpose, (3) distribution-related payments by each Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of each Fund, and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Funds shall be committed to the discretion of the Trustees who are not "interested persons" of the Funds.

In approving the Plan for each Fund, the Board of Trustees considered all the features of the Plan, including (1) the expectation that the Funds would be sold primarily to the separate accounts of insurance companies, (2) the expenses those insurance companies were likely to incur in marketing the Funds to the owners of contracts issued by their separate accounts, (3) the need to encourage those insurance companies to educate their agents concerning each Fund and to compensate their agents for selling the Funds, and (4) the need to encourage those insurance companies to educate their contract owners concerning each Fund and to provide personal and account maintenance services to contract owners with respect to the each Fund's shares attributable to their accounts.

Portfolio Transactions

The Adviser determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, a Fund, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where best execution is available elsewhere or through use of a broker.

The Funds have entered into an agreement among the Adviser, Custodian and Goldman, Sachs & Co. Under this agreement, the Adviser maintains margin account with Goldman, Sachs & Co. in order to effect short sales on behalf of the Funds.

Unless otherwise directed by the Board of Trustees, allocation of transactions, including their frequency, to various brokers and dealers is determined in good faith by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, the Adviser may evaluate a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide "best execution," which is the best overall qualitative execution of the Fund's brokerage transactions, so that the total costs or proceeds to the Funds are the most favorable under the circumstances. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of a Fund. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps the Adviser informed concerning overall economic, market, political and legal trends. Under some circumstances, the Adviser's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by a Fund. Such information may be useful to the Adviser in serving both a Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to a Fund. While the Adviser generally seeks competitive commissions, a Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

CIM Securities, LLC is a registered broker-dealer affiliated with and wholly owned by the Adviser. Each Fund may use such an affiliated broker, as that term is defined in the Investment Company Act of 1940, if in the Adviser's best judgement based on all relevant factors, the affiliated broker or dealer is able to implement the policy of each Fund to obtain, at reasonable expense, the best execution (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Adviser need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and polices of the Funds as established by the Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases form dealers include a spread between the bid and asked price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts managed by it, it is provided in the Investment Advisory Agreement that the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other funds or such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and other accounts involved. In some instances, this procedure may affect adversely the size of the position obtainable for each Fund or the amount of the securities that may be sold for the Funds.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated May 1, 2003 (the "Administration Agreement"). Prior to that date, BISYS Fund Services ("BISYS") served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Investment Advisory Agreement, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Funds' custodian).

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Adviser under the Investment Advisory Agreement, by the other investment advisers of the Trust's portfolios, by the fund accountant and dividend disbursing agent, and by the Funds' custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Trust incurred administration fees equal to $277,444, $435,180, and $484,462 respectively, of which $98,270, $151,578, and $178,166, respectively were waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

The Adviser and the Administrator each bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodians and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As a distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

UMB Bank, n.a. ("UMB"), located at 928 Grand Blvd, 10th Floor, Kansas City, Missouri 64106, has been retained, pursuant to a Custodian Agreement dated as of May 1, 2003 to act as custodian for the Funds. Under the Custodian Agreement, UMB maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund; pays all expenses of each Fund; and receives and pays out cash for purchases and redemptions of shares of each Fund and pays out cash if requested for dividends on shares of each Fund. Under the Custodian Agreement, each Fund has agreed to pay UMB for furnishing custodian services a fee for certain administration and transaction charges and out-of-pocket expenses.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Trust pursuant to an agreement dated as of May 1, 2003.  Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated May 1, 2003. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the custodian, affirmation to the custodian of portfolio trades and cash settlements, verification and reconciliation with the custodian of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

Pursuant to an Omnibus Fee Agreement, BISYS Ohio receives a fee from each Fund equal to 0.15% of the net asset value of each Fund, which is subject to a minimum of $70,000 per Fund per annum, for its services as transfer agent and for its services as administrator and fund accountant.

Independent Auditors

The firm of Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as independent auditors for the Funds. Its services comprise auditing the Funds' financial statements and advising the Funds as to certain accounting and tax matters.

Legal Counsel

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Codes of Ethics

The Trust, the Adviser, and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interests of each Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Fund's Prospectus and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal, state, local and foreign tax aspects of an investment in a Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of a Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. A Fund's investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

If a Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of the Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to a Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each Fund.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Russell Midcap Growth Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

The Funds may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for a Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in a Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

Since the Funds had not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.

APPENDIX

DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's commercial paper ratings:

Excerpts from Moody's commercial paper ratings are listed as follows: Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Variable Insurance Funds

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

This Statement of Additional Information ("SAI") describes three investment portfolios (the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

.	AmSouth Select Equity Fund;
.	AmSouth Value Fund; and
.	AmSouth Capital Growth Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment advisers and sub-advisers of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the AmSouth Select Equity Fund and AmSouth Capital Growth Fund, each dated May 1, 2003. This SAI contains more detailed information than that set forth in a Prospectus and should be read in conjunction with the Prospectus. This SAI incorporates the Funds' financial statements and related notes and auditors reports from the Funds' annual reports for the fiscal year ended December 31, 2002, and is incorporated by reference in its entirety into each Prospectus. Copies of a Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

INVESTMENT OBJECTIVES AND POLICIES
Additional Information on Portfolio Instruments
Bank Obligations
Commercial Paper
Insurance Company Funding Agreements
Variable Amount Master Demand Notes
Variable and Floating Rate Notes and Bonds
Short-Term Obligations
Short-Term Trading
Foreign Investments
Investment Companies
U.S. Government Obligations
Options Trading
When-Issued and Delayed-Delivery Securities
Mortgage-Related and Asset-Backed Securities
Real Estate Investment Trusts
Restricted Securities
Lending of Portfolio Securities
Convertible Securities
Medium-Grade Debt Securities
High Yield Securities
Repurchase Agreements
Reverse Repurchase Agreements and Dollar Roll Agreements
Futures Contracts
Foreign Currency Transactions
Foreign Currency Options
Foreign Currency Futures Transactions
INVESTMENT RESTRICTIONS
Portfolio Turnover
NET ASSET VALUE
Valuation of the Funds
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
MANAGEMENT OF THE TRUST
Management Information
Board of Trustees
Trustee Compensation
Investment Adviser
Investment Sub-Advisers
Portfolio Transactions
Federal Banking Law
Administrator
Expenses
Distributor
Custodians, Transfer Agent and Fund Accounting Services
Independent Accountants
Legal Counsel
Code of Ethics
ADDITIONAL INFORMATION
Description of Shares
Vote of a Majority of the Outstanding Shares
Principal Shareholders
Shareholder and Trustee Liability
Additional Tax Information
Distributions
Hedging Transactions
Other Taxes
Performance Information
Miscellaneous
FINANCIAL STATEMENTS
APPENDIX

The Trust is an open-end management investment company which currently offers multiple separate portfolios, each with different investment objectives. This SAI contains information about the AmSouth Value Fund ("Value Fund"), which is advised by AmSouth Investment Management Company, LLC ("AmSouth" or the "Adviser"), the AmSouth Select Equity Fund ("Select Equity Fund"), which is advised by AmSouth with OakBrook Investments, LLC ("OakBrook") serving as sub-adviser, and the AmSouth Capital Growth Fund ("Capital Growth Fund"), which is advised by AmSouth with Five Points Capital Advisors, Inc. ("Five Points") serving as sub-advisor. Hereinafter, OakBrook and Five Points are collectively referred to as the Sub-Advisers. The Value Fund is a diversified series, while the Select Equity Fund and Capital Growth Fund are non-diversified series.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses of the Funds described above. Capitalized terms not defined herein are defined in such Prospectuses. No investment in a Fund should be made without first reading the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

Certain Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to particular types of investments suggested by the Fund's name. For purposes of such an investment policy, "assets" includes the Fund's net assets, as well as any amounts borrowed for investment purposes.

Additional Information on Portfolio Instruments

The following policies supplement the investment objectives and policies of the Funds as set forth in the Prospectuses.

Bank Obligations. Each Fund may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Each Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by a nationally recognized statistical rating organization ("NRSRO") (e.g., A-2 or better by Standard & Poor's Ratings Services ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated. The Funds may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Insurance Company Funding Agreements. The Capital Growth Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, the Fund may invest an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The Fund will only purchase a Funding Agreement (i) when the Sub-Adviser has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the 1940 Act, of the issuer, on any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because the Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 10% of the Fund's net assets. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. AmSouth and any sub-adviser each will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable amount master demand note shall not exceed seven days.

Variable and Floating Rate Notes and Bonds. Each Fund may acquire variable and floating rate notes and bonds, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value." A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser or Sub-Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

For purposes of the Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

Short-Term Obligations. Each Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase (i) possess one of the two highest short-term ratings from NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, The Capital Growth Fund will limit its investment in short-term obligations to 35% of its total assets. The Select Equity Fund and Value Fund will limit their investment in short-term obligations to 20% of their net assets. For temporary defensive purposes, these investments may constitute 100% of a Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Short-Term Trading. In order to generate income, each Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of a Fund in order to take advantage of what its adviser or sub-adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of a Fund and its transaction costs.

Foreign Investments. Each Fund may invest in foreign securities through the purchase of American Depositary Receipts ("ADRs") or, except for the Select Equity Fund, the purchase of securities of the Toronto Stock Exchange, but will not do so if immediately after a purchase and as a result of the purchase, the total value of such foreign securities owned by a Fund would exceed 25% of the value of its total assets.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Losses to a Fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to Shareholders of a Fund investing in foreign markets. In addition, although a Fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act, and also may invest in other types of pooled investment vehicles. As a shareholder of another investment company or pooled investment vehicle, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company or pooled investment vehicle, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each Fund will invest in the obligations of such agencies or instrumentalities only when AmSouth, or a Sub-Adviser believes that the credit risk with respect thereto is minimal.

Options Trading. Each Fund may also engage in writing covered call options (options on securities or currencies owned by the Fund). A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that a Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

A Fund may write only covered call options. This means that the Funds will only write a call option on a security which it already owns. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Funds. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. Under normal conditions, it is not expected that the Value Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

Once the decision to write a call option has been made AmSouth, Five Points or OakBrook in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Value Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

The Select Equity Fund and the Value Fund may purchase put options from time to time. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired by the Funds to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to the Funds upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Funds owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. The Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the opinion of AmSouth or OakBrook, present minimal credit risks.

When-Issued and Delayed-Delivery Securities. Each Fund may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, the Funds may sell securities on a "forward commitment" basis. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment. It may be expected that a Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of each Fund's total assets.

When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Each Fund may invest in mortgage-related securities issued by governmental entities. The Capital Growth Fund may invest also in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent the Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities, for purposes of the Funds' Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Capital Growth Fund may invest in Collateralized Mortgage Obligation ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

Real Estate Investment Trusts. Each Fund may invest in real estate investment trusts. Real estate investment trusts are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate may also be affected by tax and regulatory requirements, such as those relating to the environment.

Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). A Fund will not purchase section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. AmSouth, Five Points, or OakBrook has been delegated the day-to-day authority to determine whether a particular issue of Section 4(2) securities, including those eligible for resale under Rule 144A under the 1933 Act, should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

AmSouth, Five Points or OakBrook may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Lending of Portfolio Securities. In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the Funds do not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees that permit a Fund to loan up to 33 1/3% of the value of its total assets.

Convertible Securities. The Funds may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated "BBB" or "Baa" or higher.

Securities rated "BB" or "Ba" or lower either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. There is no lower limit with respect to rating categories for convertible securities in which the Fund may invest. Corporate debt obligations are "investment grade" if they are rated "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, are determined to be of comparable quality.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the adviser or sub-adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Adviser or Sub-Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser or Sub-Adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Medium-Grade Debt Securities. Each Fund may invest up to 10% of its total assets in debt securities (other than convertible securities, which are discussed above), which are within the fourth highest rating group assigned by an NRSRO (e.g., including securities rated BBB by S&P or Baa by Moody's ) or, if not rated, are determined to be of comparable quality ("Medium-Grade Securities").

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, AmSouth, Five Points and OakBrook conduct their own independent credit analysis of Medium-Grade Securities.

Should subsequent events cause the rating of a debt security purchased by a Fund to fall below BBB or Baa, as the case may be, its adviser or sub-adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

High Yield Securities. The Value Fund may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated securities provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates and assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed income securities generally rise when interest rates fall.

Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Value Fund more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Value Fund's ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Value Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that AmSouth, Five Points or OakBrook deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the relevant Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will segregate assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund is delayed or prevented from completing the transaction.

Futures Contracts. The Select Equity Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Futures transactions involve brokerage costs and require the Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. The Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

If the notional value of a Fund's non-hedge futures contracts exceeds 100% of the liquidation value of the Fund's portfolio, the Fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures position plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the liquidation value of the Fund's portfolio. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fine hedging purposes exceeds 5% of the liquidation value of the Fund's portfolio, the notional value of a Fund's non-hedge futures contract will not exceed 100% of the liquidation value of the Fund's portfolio. Futures transactions will be limited to the extent necessary to maintain the qualification of the Funds as regulated investment companies.

Foreign Currency Transactions. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds (except the Select Equity Fund) may incur costs in connection with conversions between various currencies. The Funds will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Funds are able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Funds (except the Select Equity Fund) may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Foreign Currency Options. A foreign currency option provides the Value Fund with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. As part of its financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

None of the Funds will:

    Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;
    Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This investment restriction does not apply to the Select Equity Fund or the Capital Growth Fund;
    Borrow money or issue senior securities, except that a Fund may borrow from banks or brokers, in amounts up to 10% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while its borrowings exceed 5% of its total assets;
    Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities (in an amount not to exceed one-third of its total assets), in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements;
    Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"
    Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund; and
    Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

    The following additional investment restrictions are not fundamental policies and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. None of the Funds may:

    Engage in any short sales (except for short sales "against the box");
    Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom;
    Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets; and
    Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders. The portfolio turnover rates for all of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

Each Fund will be managed without regard to its portfolio turnover rate.

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Times on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued at their latest bid quotation in such principal market. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. If no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of a Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of each Fund are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time, or to cease investment operations entirely.

MANAGEMENT OF THE TRUST

Management Information

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee*
Non-Interested Trustee
James H. Woodward University of North Carolina at Charlotte 9201 University City Blvd. Charlotte, NC 28223 Birthdate: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, University of North Carolina at Charlotte-7/89 to present	27	J.A. Jones, Inc.
Michael Van Buskirk 3435 Stelzer Road Columbus, Oh 43219 Birthdate: 2/22/1947	Trustee	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers League (industry trade association)- 5/91 to present	27	Coventry Group
Interested Trustee
Walter B. Grimm[1] 3435 Stelzer Road Columbus, Oh 43219 Birthdate: 6/30/1945	Trustee	Indefinite; 4/97 to present	Employee of BISYS Fund Services-6/92 to present	27	Coventry Group American Performance Performance Funds Trust United American Cash Reserves Legacy Funds Group

*    Not reflected in prior column.
1    Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

Executive Officers
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Walter B. Grimm 3435 Stelzer Road Columbus, Oh 43219 Date of Birth: 6/30/1945	President and Chairman of the Board	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/92 to present
Charles L. Booth 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1960	Vice President and Assistant Secretary	Indefinite; 4/99 to present	Employee of BISYS Fund Services (4/91 to present).
Alaina Metz 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1967	Secretary	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/95 to present).
Trent Statczar 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 8/31/1971	Treasurer	Indefinite; 8/02 to present	Employee at BISYS Fund Services (6/93 to present).
Nimish Bhatt 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 6/6/1963	Principal Financial and Accounting Officer and Comptroller	Indefinite; 11/98 to present	Employee of BISYS Fund Services (7/96 to present).

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Valuation Committee

The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of Messrs. Van Buskirk, Grimm, and Ms. Metz. The Valuation Committee held no meetings during the last year.

Audit Committee

The Board of Trustees has an Audit Committee, composed of the independent Trustees, whose function is to oversee the financial reporting and internal controls of the Trust. The audit committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held one meeting last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James H. Woodward	none	none
Michael Van Buskirk	none	none
Walter B. Grimm	none	none

As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
James H. Woodward	none	none	none	none	none
Michael Van Buskirk	none	none	none	none	none

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     .      the Funds;

     .    an officer of the Funds;

     .    an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

     .     an officer of an investment company, or a person that would be an investment company but for  the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

     .     the Adviser or principal underwriter of the Funds,

     .     an officer of the Adviser or principal underwriter of the Funds;

     .    a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

     .    an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

Trustee Compensation

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:
Name of Person, Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses*	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Directors
James H. Woodward, Trustee	$1,375	None	None	$5,500
Michael Van Buskirk, Trustee	$1,375	None	None	$5,500
Walter B. Grimm, Trustee	$0	None	None	$ 0
*	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.
**	The Fund Complex consisted of the Trust, The BB&T Funds, AmSouth Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and the Fifth Third Funds.

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

Investment Adviser

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to each Fund by AmSouth Investment Management Company, LLC ("AmSouth" or the "Adviser"), 1901 Sixth Avenue North, Suite 620, Birmingham, AL 35203, pursuant to an Investment Advisory Agreement dated September 16, 1997 (the "Investment Advisory Agreement"). AmSouth is a separate, wholly-owned subsidiary of AmSouth Bancorporation ("AmSouth Bank"), one of the largest banking institutions headquartered in the mid-south region. Management and investment advisory personnel that formerly provided investment management services to the Fund now do so as the personnel of AmSouth.

Under the Investment Advisory Agreement, AmSouth has agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectuses and this SAI. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, AmSouth is entitled to a fee, computed daily and paid monthly at the following rates, calculated as a percentage of average daily net assets of each Fund: 0.60% for the Value Fund, 0.70% for the Capital Growth Fund and 0.80% for the Select Equity Fund. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Value Fund incurred investment advisory fees equal to $369,693, $504,056 and $374,048, respectively, of which $0, $0 and $35,044, respectively, were waived or reimbursed by AmSouth. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Select Equity Fund incurred investment advisory fees equal to $27,854, $84,072 and $208,525, respectively, of which $2,785, $21,630 and $48,247, respectively, were waived or reimbursed by AmSouth. For the period from May 1, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Growth Fund incurred investment advisory fees equal to $6,255 and $20,986, respectively, of which $20,942 and $13,273, respectively, were waived or reimbursed by AmSouth.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of up to two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by AmSouth. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that AmSouth shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of AmSouth or a Sub-Adviser in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Funds may include descriptions of AmSouth including, but not limited to, (i) descriptions of AmSouth's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to AmSouth's operations.

The Board of Trustees most recently approved the Investment Advisory Agreement and the investment sub-advisory agreements at a meeting held on February 25, 2003. In determining whether it was appropriate to approve the Investment Advisory Agreement and investment sub-advisory agreements, the Board of Trustees requested information, provided by AmSouth and the Sub-Advisers, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Investment Advisory Agreement and each investment sub-advisory agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

.

The investment advisory fees payable to AmSouth and each Sub-Adviser under the Investment Advisory Agreement and each investment sub-advisory agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of AmSouth's and each Sub-Adviser's relationship with the Funds, and the comparability of the proposed fees to fees paid by comparable mutual funds;

.

The Investment Advisory Agreement and each investment sub-advisory agreement did not increase current investment advisory fees or overall operating expenses of each Fund to which it applies over historical fee and expense levels;

.

With respect to the Select Equity Fund and the Capital Growth Fund, the continuity of each Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;

.

The nature, quality and extent of the investment advisory services provided by AmSouth and each Sub-Adviser, in light of the high quality services provided to the Funds in the past and the other mutual funds advised by AmSouth and each Sub-Adviser and the Funds' historic performance, including achievement of stated investment objectives;

.	AmSouth's and each Sub-Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;
.

AmSouth's and each Sub-Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds;

.	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of AmSouth and each Sub-Adviser.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Investment Advisory Agreement and each investment sub-advisory agreement.

Investment Sub-Advisers

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the Select Equity Fund by OakBrook, 701 Warrenville Road, Suite 335, Lisle, IL 60532, pursuant to a sub-advisory agreement with OakBrook dated May 1, 1999. OakBrook is 50% owned by AmSouth and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the Capital Growth Fund by Five Points, 1901 Sixth Avenue North, Birmingham, Alabama, 35203, pursuant to a sub-advisory agreement with AmSouth dated November 14, 2001. Five Points is a separate, wholly-owned subsidiary of AmSouth Bank, which is a bank affiliate of AmSouth Bancorporation, the parent company of AmSouth. Each agreement between AmSouth and a Sub-Adviser may be referred to as a "Sub-Advisory Agreement."

Prior to September 6, 2002, Rockhaven Asset Management, LLC ("Rockhaven") provided investment sub-advisory services for the Value Fund. Under the Sub-Advisory Agreement with Rockhaven, Rockhaven had agreed to provide investment advisory services for the Value Fund. For its services and expenses incurred under the Sub-Advisory Agreement, Rockhaven was entitled to a fee payable by AmSouth. The fee was computed daily and paid monthly at an annual rate of 0.36% of the Fund's average daily net assets or such lower fee agreed upon in writing by AmSouth and Rockhaven, provided that if AmSouth waived a portion of its investment advisory fee, the Sub-Adviser had agreed that its sub-advisory fee would not exceed 60% of AmSouth's net investment advisory fee. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, $221,816, $302,380 and $154,589, respectively, were paid by AmSouth to Rockhaven in sub-advisory fees.

Under the Sub-Advisory Agreement with OakBrook, OakBrook has agreed to provide investment advisory services for the Select Equity Fund as described in the Prospectus describing that Fund. For its services and expenses incurred under the Sub-Advisory Agreement, OakBrook is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.56% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and OakBrook; provided that if AmSouth waives some or all of its investment advisory fee, OakBrook shall waive its fee so that it shall receive no more than seventy percent (70%) of the net investment advisory fee paid to AmSouth. For the fiscal years ended December 31, 2000, December 31, 2001, and December 31, 2002, $17,548, $52,860 and $131,539, respectively were paid by AmSouth to OakBrook in sub-advisory fees.

Under the Sub-Advisory Agreement with Five Points, Five Points has agreed to provide investment advisory services for the Capital Growth Fund as described in the Prospectus describing that Fund. For its services and expenses incurred under the Sub-Advisory Agreement, Five Points is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Five Points, provided that if AmSouth waives some or all of its investment advisory fee, Five Points shall waive its fee so that it shall not exceed 100% of AmSouth's net investment advisory fee. For the period from May 1, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, $6,255 and $20,986, respectively, were paid by AmSouth to Five Points in sub-advisory fees.

Unless sooner terminated, a Sub-Advisory Agreement shall continue with respect to a Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund and a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. A Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Investment Adviser or Sub-Adviser on 60 days' written notice. A Sub-Advisory Agreement will also immediately terminate in the event of its assignment, as defined in the 1940 Act.

Each Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Investment Adviser, the Trust or the Fund in connection with the performance of its duties, except that the Sub-Adviser shall be liable to the Investment Adviser for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder. From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Variable Contract Owners may include descriptions of a Sub-Adviser including, but not limited to, (i) descriptions of a Sub-Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to a Sub-Adviser's operations.

Portfolio Transactions

AmSouth and the Sub-Advisers determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where best execution is available elsewhere or through use of a broker.

Unless directed by the Board of Trustees, allocation of transactions, including their frequency, to various brokers and dealers is determined in good faith by AmSouth or a Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, AmSouth or a Sub-Adviser evaluates a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide "best execution," which is the best overall qualitative execution of the Fund's brokerage transactions, so that the total costs or proceeds to the Funds are the most favorable under the circumstances. Subject to this consideration, brokers and dealers who provide supplemental investment research to AmSouth or a Sub-Adviser may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps AmSouth or a Sub-Adviser informed concerning overall economic, market, political and legal trends. Under some circumstances, AmSouth or a Sub-Adviser's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by AmSouth or a Sub-Adviser and does not reduce the fees payable to AmSouth or a Sub-Adviser by the Trust. Such information may be useful to AmSouth or a Sub-Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Trust. While AmSouth or a Sub-Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Investment decisions for each Fund are made independently from those for the other Funds or any other portfolio, investment company or account managed by AmSouth, Five Points or OakBrook. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which AmSouth or a Sub-Adviser believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, AmSouth or a Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other portfolio, investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, AmSouth or a Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of AmSouth, a Sub-Adviser or BISYS, their parents or their subsidiaries or affiliates and, in dealing with its customers, AmSouth, Five Points, OakBrook, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Value Fund paid aggregate brokerage commissions equal to $149,906, $322,706 and $392,024, respectively. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Select Equity Fund paid aggregate brokerage commissions equal to $3,763, $10,597 and $22,605, respectively. For the period from May 1, 2001, (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Growth Fund paid aggregate brokerage commissions equal to $3,850 and $12,542, respectively.

Federal Banking Law

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, AmSouth's activities remain subject to, and may be limited by, applicable federal banking law and regulations. AmSouth believes that it possesses the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Investment Advisory Agreement without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of AmSouth to perform these services, the Board of Trustees would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Funds be liquidated.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 1999 (the "Administration Agreement"). Prior to that date, BISYS Fund Services ("BISYS") served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of each Fund (other than those performed by AmSouth under the Investment Advisory Agreement, by Five Points and OakBrook under the Sub-Advisory Agreements, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Trust's custodians).

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by AmSouth under the Investment Advisory Agreement, by the Sub-Advisers under the Sub-Advisory Agreements, by the fund accountant and dividend disbursing agent, and by the Trust's custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of 0.20% of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Value Fund incurred administration fees equal to $123,232, $168,020 and $124,684, respectively, of which $0, $0 and $0, respectively, were waived or reimbursed by BISYS. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Select Equity Fund incurred administrative fees equal to $6,963, $21,018 and $52,132, respectively, of which $16,759, $10,509 and $26,065, respectively, were waived or reimbursed by BISYS. For the period from May 1, 2001, (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Growth Fund incurred administrative fees equal to $1,787 and $5,996, respectively, of which $1,787 and $5,996, respectively, were waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

AmSouth, each Sub-Adviser and the Administrator bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

AmSouth Bank serves as custodian to the Trust with respect to each Fund pursuant to a Custody Agreement dated as of September 16, 1997. As custodian, its responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Funds pursuant to an agreement dated as of March 1, 1999. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of each Fund's average daily net assets or $30,000.

Independent Auditors

The firm of Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as independent auditors for the Funds. Its services comprise auditing the Funds' financial statements and advising the Funds as to certain accounting and tax matters.

Legal Counsel

Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Code of Ethics

The Trust, AmSouth, each Sub-Adviser and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, AmSouth, a Sub-Adviser and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Funds' Prospectuses and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders

As of March 26, 2003, Hartford Life Insurance, 200 Hopmeadow Street, Simsbury, Connecticut 06070 owned 100% of the outstanding Shares of the Value Fund, 100% of the outstanding Shares of the Select Equity Fund, and 91.92% of the outstanding Shares of the Capital Growth Fund, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of any of those Funds. AmSouth Investment Services, 250 Riverchase Parkway, Birmingham, Alabama 35244 owned 8.08% of the outstanding shares of the Capital Growth Fund.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations concerning an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in a Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify to be taxed as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S.

Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Funds believe they are not subject to the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a given Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of a Fund.

If the Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each of the Funds.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid. For the period from its commencement of operations (October 23, 1997) through December 31, 2002, for the fiscal year ended on such date, and for period from January 1, 1998 through December 31, 2002, average annual total return for the Value Fund was 1.70%, -13.06% and 1.25%, respectively. For the period from its commencement of operations (May 3, 1999) through December 31, 2002 and for the fiscal year ended on such date, average annual total return for the Select Equity Fund was -1.43% and -8.43%, respectively. For the period from its commencement of operations (May 1, 2001) through December 31, 2002, and for the year ended on such date, the average annual total return for the Capital Growth Fund was -21.52% and -25.89%, respectively. The performance information reflects the impact of fee waivers and/or expense reimbursements, absent which performance would have been lower.

 Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

Each Fund may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Funds will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

FINANCIAL STATEMENTS

Financial statements for the Trust with respect to the Select Equity Fund, Value Fund (formerly known as the AmSouth Equity Income Fund) and Capital Growth Fund as of December 31, 2002 and for each of the two fiscal years then ended, including notes thereto and the reports of Ernst & Young LLP thereon dated February 14, 2003, are incorporated by reference from the Trust's 2002 Annual Reports. For all periods prior to January 1, 2001, the financial information was audited by other independent auditors. A copy of the Reports delivered with this SAI should be retained for future reference.

APPENDIX

DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's commercial paper ratings:

Excerpts from Moody's commercial paper ratings are listed as follows: Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Variable Insurance Funds

3435 Stelzer Road
Columbus, Ohio 43219-3035
1-888-451-8382

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

This Statement of Additional Information ("SAI") describes four investment portfolios (each a "Fund" and collectively the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

.	AmSouth Large Cap Fund;
.	AmSouth Mid Cap Fund;
.	AmSouth Enhanced Market Fund; and
.	AmSouth International Equity Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment adviser and sub-adviser (if applicable) of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the Funds, dated May 1, 2003. This SAI contains more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. This SAI incorporates the Funds' financial statements and related notes and auditors reports from the Funds' annual reports for the fiscal year ended December 31, 2002, and is incorporated by reference in its entirety into the Prospectus. Copies of a Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

INVESTMENT OBJECTIVES AND POLICIES
Bank Obligations
Commercial Paper
Variable and Floating Rate Demand Notes
Short-Term Obligations
Corporate Debt Securities
Foreign Investments
Securities of Foreign Governments and Supranational Organizations
Funding Agreements
U.S. Government Obligations
Options
Forward Commitments, When-Issued and Delayed-Delivery Securities
Mortgage-Related and Asset-Backed Securities
Illiquid and Restricted Securities
Investment Companies
Lending of Portfolio Securities
Convertible Securities
Warrants
Repurchase Agreements
Reverse Repurchase Agreements and Dollar Roll Agreements
Futures Contracts and Options Thereon
INVESTMENT RESTRICTIONS
Portfolio Turnover
NET ASSET VALUE
Valuation of the Funds
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
MANAGEMENT OF THE TRUST
Management Information
Board of Trustees
Trustee Compensation
Investment Adviser
Investment Sub-Advisers
Portfolio Transactions
Federal Banking Law
Administrator
Expenses
Distributor
Custodian, Transfer Agent and Fund Accounting Services
Independent Auditors
Legal Counsel
Codes of Ethics
ADDITIONAL INFORMATION
Description of Shares
Vote of a Majority of the Outstanding Shares
Principal Shareholders
Shareholder and Trustee Liability
Additional Tax Information
Distributions
Hedging Transactions
Other Taxes
Performance Information
Miscellaneous
FINANCIAL STATEMENTS
APPENDIX

 The Trust is an open-end management investment company which currently offers multiple separate portfolios. This SAI contains information about the AmSouth Large Cap Fund ("Large Cap Fund"), which is advised by AmSouth Investment Management Company, LLC ("AmSouth" or the "Adviser") with Five Points Capital Advisors, Inc. ("Five Points") serving as sub-adviser, the AmSouth Mid Cap Fund ("Mid Cap Fund") and the AmSouth Enhanced Market Fund ("Enhanced Market Fund"), each of which is advised by AmSouth with OakBrook Investments, LLC ("OakBrook") serving as sub-adviser, and the AmSouth International Equity Fund ("International Equity Fund"), which is advised by AmSouth with Dimensional Fund Advisors Inc. ("Dimensional") serving as sub-adviser. Hereinafter, Five Points, OakBrook and Dimensional are collectively referred to as the Sub-Advisers. The Large Cap Fund, Mid Cap Fund, Enhanced Market Fund, and International Equity Fund are diversified series.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in a Fund should be made without first reading the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

Certain Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to particular types of investments suggested by the Fund's name. For purposes of such an investment policy, "assets" includes the Fund's net assets, as well as any amounts borrowed for investment purposes.

The following information supplements the investment objectives and policies of the Funds as set forth in the Prospectus.

Bank Obligations. The Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Although the Funds may invest in obligations of foreign banks or foreign branches of U.S. banks only when the investment adviser deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by two nationally recognized statistical rating organizations ("NRSROs") (e.g., A-2 or better by Standard & Poor's Ratings Service ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated.

Commercial paper may include variable and floating rate instruments. Commercial paper issues include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the investment adviser has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Variable and Floating Rate Demand Notes. The Funds may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven day or other designated maturity.

Short-Term Obligations. The Funds may invest in high quality short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Pending investment or to meet anticipated redemption requests, a Fund may invest without limitation in short-term obligations. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Corporate Debt Securities. The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, AmSouth, Five Points, OakBrook and Dimensional may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

As with other fixed-income securities, medium-grade securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

Medium-grade securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of medium-grade securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of medium-grade securities may be diminished by adverse publicity and investor perceptions.

Because certain medium-grade securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of medium-grade securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other medium-grade securities. Some medium-grade securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of . In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer.

After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security. However, Five Points, OakBrook and Dimensional will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Foreign Investments. The Funds may invest in foreign securities, and the International Equity Fund will focus its investments in such securities. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, expropriation, and nationalization of assets. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. In addition, diplomatic developments could also affect the value of a Fund's investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additionally, the Funds may invest in countries with emerging economies. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in issues located in these countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations. Such changes also may affect the income and distributions to Shareholders of a Fund. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks and trust companies. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights. The Funds may invest in both sponsored and unsponsored ADRs.

Securities of Foreign Governments and Supranational Organizations. The Funds may invest in U.S. dollar - denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter- American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, as discussed above in "Foreign Investments."

Funding Agreements. The Funds may purchase funding agreements, under which a Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. These agreements provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which a Fund may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

The Funds may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Options. The Funds may purchase put and call options on securities and securities indices and may write (sell) covered put and call options.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a Fund previously has written. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a Fund will forego the potential benefit represented by market appreciation over the exercise price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Covered call options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

Once the decision to write a call option has been made, AmSouth or a Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Where a Fund may purchase put options, that Fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Forward Commitments, When-Issued and Delayed-Delivery Securities. The Funds may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, a Fund may purchase and sell securities on a "forward commitment" basis. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will segregate cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to segregate additional assets in order to assure that the value of the segregated assets remains equal to the amount of its commitment. It may be expected that a Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of the Fund's total assets.

When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. A Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each Fund may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent that a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which a Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

Illiquid and Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act. The Funds will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Rule 144A, a rule promulgated under Section 4(2) of the 1933 Act, provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

AmSouth or a Sub-Adviser may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act, and also may invest in others types of pooled investment vehicles. As a shareholder of another investment company or pooled investment vehicle, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company or pooled investment vehicle, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund.

Lending of Portfolio Securities. The Funds from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive at least 100% collateral, in the form of cash or U.S. Government securities, or other collateral. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a Fund does not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

Convertible Securities. The Funds may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated "BBB" by S&P and "Baa" by Moody's, or higher, at the time of investment, or if unrated, are of comparable quality.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of AmSouth or a sub-adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for the Funds, AmSouth or a sub-adviser evaluate the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, AmSouth or a sub-adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Warrants. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Repurchase Agreements. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that AmSouth or a sub-adviser deem creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will segregate assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund is delayed or prevented from completing the transaction.

Futures Contracts and Options Thereon. The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities, interest rate, index, and may purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

If the notional value of a Fund's non-hedge futures contracts exceeds 100% of the liquidation value of the Fund's portfolio, the Fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures position plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the liquidation value of the Fund's portfolio. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fine hedging purposes exceeds 5% of the liquidation value of the Fund's portfolio the notional value of a Fund's non-hedge futures contract will not exceed 100% of the liquidation value of the Fund's portfolio. Futures transactions will be limited to the extent necessary to maintain the qualification of the Funds as regulated investment companies.

INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

The Funds will not:

    Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;
    Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;
    Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;
    Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";
    Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Fund; and
    Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

    The following additional investment restriction is not a fundamental policy and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. Except as provided in the fundamental policies described above, the Funds may not:

    Purchase or otherwise acquire any securities if, as a result, more than 15% of a Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders, and each Fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rate for the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued at their latest bid quotation in such principal market. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. If no such bid price is readily available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of a Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of the Funds are sold on a continuous basis by the Fund's distributor, and the distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the distributor (or other agent of a Fund) of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under conditions which make payment in cash unwise, such as large-scale redemptions or market illiquidity, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time, or to cease investment operations entirely.

MANAGEMENT OF THE TRUST

Management Information

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee*
Non-Interested Trustees
James H. Woodward University of North Carolina at Charlotte 9201 University City Blvd. Charlotte, NC 28223 Birthdate: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, University of North Carolina at Charlotte-7/89 to present	27	J.A. Jones, Inc.
Michael Van Buskirk 3435 Stelzer Road Columbus, Oh 43219 Birthdate: 2/22/1947	Trustee	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers League (industry trade association)- 5/91 to present	27	Coventry Group
Interested Trustee
Walter B. Grimm[1] 3435 Stelzer Road Columbus, Oh 43219 Birthdate: 6/30/1945	Trustee	Indefinite; 4/97 to present	Employee of BISYS Fund Services-6/92 to present	27	Coventry Group American Performance Performance Funds Trust United American Cash Reserves Legacy Funds Group

*    Not reflected in prior column.
1    Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

Executive Officers
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Walter B. Grimm 3435 Stelzer Road Columbus, Oh 43219 Date of Birth: 6/30/1945	President and Chairman of the Board	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/92 to present).
Charles L. Booth 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1960	Vice President and Assistant Secretary	Indefinite; 4/99 to present	Employee of BISYS Fund Services (4/91 to present).
Alaina Metz 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1967	Secretary	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/95 to present).
Trent Statczar 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 8/31/1971	Treasurer	Indefinite; 8/02 to present	Employee of BISYS Fund Services (1997 to present).
Nimish Bhatt 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 6/6/1963	Principal Financial and Accounting Officer and Comptroller	Indefinite; 11/98 to present	Employee of BISYS Fund Services (7/96 to present).

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Valuation Committee

The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of Messrs. Van Buskirk, Grimm, and Ms. Metz. The Valuation Committee held no meetings during the last year.

Audit Committee

The Board of Trustees has an Audit Committee, composed of the independent Trustees, whose function is to oversee the financial reporting and internal controls of the Trust. The audit committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held one meeting last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James H. Woodward	none	none
Michael Van Buskirk	none	none
Walter B. Grimm	none	none

As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
James H. Woodward	none	none	none	none	none
Michael Van Buskirk	none	none	none	none	none

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

• the Funds;
• an officer of the Funds;

• an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

• an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

• the Adviser or principal underwriter of the Funds,
• an officer of the Adviser or principal underwriter of the Funds;
• a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or
• an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

Trustee Compensation

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses*	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Directors
James H. Woodward, Trustee	$1,375	None	None	$5,500
Michael Van Buskirk, Trustee	$1,375	None	None	$5,500
Walter B. Grimm, Trustee	$0	None	None	$ 0
*	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.
**	The Fund Complex consisted of the Trust, The BB&T Funds, AmSouth Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and the Fifth Third Funds.

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

Investment Adviser

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment advisory services are provided to each Fund by AmSouth Investment Management Company, LLC ("AmSouth"), 1901 Sixth Avenue North, Suite 620, Birmingham, AL 35203, pursuant to an Investment Advisory Agreement dated September 16, 1997 (the "Investment Advisory Agreement"). AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region.

Under the Investment Advisory Agreement, AmSouth has agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectus and this SAI. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds is obligated to pay AmSouth a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of such Fund: 0.70% for the AmSouth Large Cap Fund and 0.90% for the AmSouth Mid Cap Fund, 0.45% for the AmSouth Enhanced Market Fund, and 1.00% for the AmSouth International Equity Fund. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Large Cap Fund incurred investment advisory fees equal to $287, $37,213 and $43,562, respectively, of which $205, $27,476, $24,788, respectively, were waived or reimbursed by AmSouth. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Mid Cap Fund incurred investment advisory fees equal to $369, $39,138 and $35,786, respectively, of which $246, $32,285 and $28,037, respectively, were waived or reimbursed by AmSouth. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Enhanced Market Fund incurred investment advisory fees equal to $184, $22,161 and $23,166, respectively, of which $123, $23,870 and $15,444, respectively, were waived or reimbursed by AmSouth. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the International Equity Fund incurred investment advisory fees equal to $820, $85,261 and $72,849, respectively, of which $280, $78,266 and $51,346, respectively, were waived or reimbursed by AmSouth.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of up to two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by AmSouth. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that AmSouth shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of AmSouth or any sub-advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Funds may include descriptions of AmSouth including, but not limited to, (i) descriptions of AmSouth's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to AmSouth's operations.

The Board of Trustees most recently approved the Investment Advisory Agreement and the investment sub-advisory agreement with Five Points with respect to the Large Cap Fund and the investment sub-advisory agreement with OakBrook with respect to the Enhanced Market Fund at a meeting held on February 25, 2003. The Board of Trustees most recently approved the sub-advisory agreements with OakBrook (with respect to the Mid Cap Fund) and Dimensional (with respect to the International Equity Fund) at a meeting held on June 18, 2002.

In determining whether it was appropriate to approve the Investment Advisory Agreement and investment sub-advisory agreements, the Board of Trustees requested information, provided by AmSouth and the Sub-Advisers, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Investment Advisory Agreement and each investment sub-advisory agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

.

The investment advisory fees payable to AmSouth and each Sub-Adviser under the Investment Advisory Agreement and each investment sub-advisory agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of AmSouth's and each Sub-Adviser's relationship with the Funds, and the comparability of the proposed fees to fees paid by comparable mutual funds;

.

The Investment Advisory Agreement and each investment sub-advisory agreement did not increase current investment advisory fees or overall operating expenses of each Fund to which it applies over historical fee and expense levels;

.

With respect to the Large Cap Fund and the Enhanced Market Fund, the continuity of each Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;

.

The nature, quality and extent of the investment advisory services be provided by AmSouth and each Sub-Adviser, in light of the high quality services provided to the Funds in the past and the other mutual funds advised by AmSouth and each Sub-Adviser and the Funds' historic performance, including achievement of stated investment objectives;

.	AmSouth's and each Sub-Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;
.

AmSouth's and each Sub-Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds; and

.	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of AmSouth and each Sub-Adviser.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Investment Advisory Agreement and each investment sub-advisory agreement.

Investment Sub-Advisers

Large Cap Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth Large Cap Fund by Five Points Capital Advisors, Inc., 1901 Sixth Avenue North, Birmingham, Alabama, 35203, pursuant to a sub-advisory agreement with AmSouth dated November 14, 2001. Five Points is a separate, wholly-owned subsidiary of AmSouth Bank, which is a bank affiliate of AmSouth Bancorporation, the parent company of AmSouth.

Under the sub-advisory agreement with Five Points, Five Points has agreed to provide investment advisory services for the Fund as described in the Prospectus describing the Fund. For its services and expenses incurred under the sub-advisory agreement, Five Points is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Five Points, provided that if AmSouth waives a portion of its investment advisory fee, Five Points has agreed that its sub-advisory fee shall not exceed 100% of AmSouth's net investment advisory fee. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended through December 31, 2001 and December 31, 2002, $0, $10,704 and $18,785, respectively, was paid by AmSouth to Five Points in sub-advisory fees.

Mid Cap Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth Mid Cap Fund by OakBrook, 701 Warrenville Road, Suite 335, Lisle, Illinois 60532, pursuant to a sub-advisory agreement with AmSouth dated September 16, 2002. For the services provided and expenses assumed under the sub-advisory agreements, OakBrook is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.30% on the first $50 million of average daily net assets of the Mid Cap Fund and 0.20% on assets in excess of $50 million; provided that if AmSouth waives some or all of its investment advisory fee, OakBrook shall waive its fee so that it shall receive no more than fifty percent (50%) of the net investment advisory fee paid to AmSouth.

Prior to June 20, 2002, Bennett Lawrence Management LLC provided investment advisory services for the Mid Cap Fund. For its services and expenses incurred under the sub-advisory agreement, Bennett Lawrence was entitled to a fee payable by AmSouth. The fee was computed daily and paid monthly at an annual rate of 0.54% of the Fund's average daily net assets or such lower fee as was agreed upon in writing by AmSouth and Bennett Lawrence, provided that if AmSouth waived a portion of its investment advisory fee, Bennett Lawrence had agreed that its sub-advisory fee shall not exceed 0.60% of AmSouth's net investment advisory fee. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, $74, $7,899 and $3,554, respectively, were paid by AmSouth to Bennett Lawrence in sub-advisory fees. For the fiscal year ended December 31, 2002, $2,456 was paid by AmSouth to OakBrook in sub-advisory fees.

Enhanced Market Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth Enhanced Market Fund by OakBrook, 701 Warrenville Road, Suite 335, Lisle, Illinois 60532, pursuant to a sub-advisory agreement with AmSouth dated September 16, 2002.

Under the sub-advisory agreement with OakBrook, OakBrook has agreed to provide investment advisory services for the Fund as described in the Prospectus describing the Fund. For its services and expenses incurred under the sub-advisory agreement, OakBrook is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.315% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and OakBrook, provided that if AmSouth waives a portion of its investment advisory fee, OakBrook has agreed that its sub-advisory fee shall not exceed 0.70% of AmSouth's net investment advisory fee. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, $43, $5,209 and $5,410, respectively, were paid by AmSouth to OakBrook in sub-advisory fees.

International Equity Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth International Equity Fund by Dimensional, 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401 pursuant to a sub-advisory agreement with AmSouth dated [ ], 2002. For the services provided and expenses assumed under the sub-advisory agreements, Dimensional is entitled to receive a fee calculated at an annual rate of forty one-hundredths of one percent (.40%) on the first $40 million of average daily net assets of the International Equity Fund and twenty one-hundredths of one percent (0.20%) on assets in excess of $40 million, which will be calculated daily and paid monthly.

Prior to June 28, 2002, Lazard Asset Management provided investment advisory services for the International Equity Fund. For its services and expenses incurred under the sub-advisory agreement, Lazard Asset Management was entitled to a fee payable by AmSouth. The fee was computed daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, $411, $43,020 and $18,275, respectively, were paid by AmSouth to Lazard Asset Management in sub-advisory fees. For the fiscal year ended December 31, 2002, $9,638 was paid by AmSouth to Dimensional in sub-advisory fees.

Unless sooner terminated, a sub-advisory agreement shall continue with respect to a Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund and a majority of the Trustees who are not parties to the agreement or interested persons (as defined in the 1940 Act) of any party to the agreement by vote cast in person at a meeting called for such purpose. A sub-advisory agreement may be terminated with respect to a Fund at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by AmSouth or the applicable sub-adviser on 60 days' written notice. A sub-advisory agreement will also immediately terminate in the event of its assignment, as defined in the 1940 Act.

Each sub-advisory agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by AmSouth, the Trust or the Fund in connection with the performance of its duties, except that the sub-adviser shall be liable to AmSouth for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the sub-adviser in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder. From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Variable Contract Owners may include descriptions of a sub-adviser including, but not limited to, (i) descriptions of the sub-adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to a sub-adviser's operations.

Portfolio Transactions

AmSouth and the sub-advisers determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, a Fund, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where best execution is available elsewhere or through use of a broker.

Unless otherwise directed by the Board of Trustees, allocation of transactions, including their frequency, to various brokers and dealers is determined in good faith by AmSouth, Five Points, OakBrook or Dimensional in their best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, AmSouth, Five Points, OakBrook or Dimensional may evaluate a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide "best execution," which is the best overall qualitative execution of the Fund's brokerage transactions, so that the total costs or proceeds to the Funds are the most favorable under the circumstances. Subject to this consideration, brokers and dealers who provide supplemental investment research to AmSouth, Five Points, OakBrook or Dimensional or may receive orders for transactions on behalf of a Fund. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps AmSouth, Five Points, OakBrook or Dimensional informed concerning overall economic, market, political and legal trends. Under some circumstances, AmSouth, Five Points, OakBrook or Dimensional's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by AmSouth, Five Points, OakBrook or Dimensional and does not reduce the fees payable to AmSouth by a Fund or to Five Points, OakBrook or Dimensional by AmSouth. Such information may be useful to AmSouth, Five Points, OakBrook and Dimensional in serving both a Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to a Fund. While AmSouth, Five Points, OakBrook, and Dimensional generally seek competitive commissions, a Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Investment decisions for each Fund are made independently from those for any other portfolio, investment company or account managed by AmSouth, Five Points, OakBrook or Dimensional. Any such other portfolio, investment company or account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which AmSouth, Five Points, OakBrook, or Dimensional believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, AmSouth, Five Points, OakBrook or Dimensional may aggregate the securities to be sold by or purchased for a Fund with those to be sold or purchased for other portfolios, investment companies or accounts in order to obtain best execution.

For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Large Cap Fund paid aggregate brokerage commissions equal to $0, $9,828 and $6,336, respectively. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Mid Cap Fund paid brokerage commissions equal to $0, $10,826 and $12,000, respectively. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Enhanced Market Fund paid brokerage commissions equal to $0, $9,825 and $4,933, respectively. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the International Equity Fund paid brokerage commissions equal to $0, $24,402 and $21,462, respectively.

Federal Banking Law

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, AmSouth's activities remain subject to, and may be limited by, applicable federal banking law and regulations. AmSouth believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Investment Advisory Agreements without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of AmSouth to perform these services, the Board of Trustees would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 1999 (the "Administration Agreement"). Prior to that date, BISYS Fund Services ("BISYS") served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of each Fund (other than those performed by AmSouth under the Investment Advisory Agreement, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Funds' custodian.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by AmSouth under the Investment Advisory Agreement, by the sub-advisers, by the other investment advisers of the Trust's portfolios, by the fund accountant and dividend disbursing agent, and by the Funds' custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of 0.20% of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Large Cap Fund incurred administration fees equal to $82, $10,632 and $12,447, respectively, of which $82, $10,632 and $12,447, respectively, were waived or reimbursed by BISYS. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Mid Cap Fund incurred administration fees equal to $82, $8,697 and $7,953, respectively, of which $82, $8,697 and $7,953, respectively, were waived or reimbursed by BISYS. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the Enhanced Market Fund incurred administration fees equal to $82, $9,849 and $10,296, respectively, of which $82, $9,849 and $10,296, respectively, were waived or reimbursed by BISYS. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal years ended December 31, 2001 and December 31, 2002, the International Equity Fund incurred administration fees equal to $164, $17,052 and $14,570, respectively, of which $82, $8,526 and $7,285, respectively, were waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

AmSouth, Five Points, OakBrook, Dimensional, and the Administrator each bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodians and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

AmSouth serves as custodian to the Funds (except the Enhanced Market Fund) pursuant to a Custody Agreement dated as of September 16, 1997, as supplemented. Bank of New York serves as custodian to the International Equity Fund pursuant to a Custody Agreement dated as of November 19, 2002. As custodian, their responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Funds pursuant to an agreement dated as of March 1, 1999. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the custodian, affirmation to the custodian of portfolio trades and cash settlements, verification and reconciliation with the custodian of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of each Fund's average daily net assets or $30,000.

Independent Auditors

The firm of Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as independent auditors for the Funds. Its services comprise auditing the Funds' financial statements and advising the Funds as to certain accounting and tax matters.

Legal Counsel

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Codes of Ethics

The Trust, AmSouth, Five Points, OakBrook, Dimensional, and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, AmSouth, Five Points, OakBrook, Dimensional, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interests of each Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Fund's Prospectus and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders

As of March 26, 2003, New York Life Insurance and Annuity Company, 51 Madison Avenue, New York, New York 10010, owned 100% of the outstanding Shares of the Large Cap Fund, 100% of the outstanding Shares of the Mid Cap Fund, 100% of the outstanding Shares of the Enhanced Market Fund, and 100% of the outstanding Shares of the International Equity Fund, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of any of those Funds.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations concerning an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in a Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify to be taxed as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Funds believe they are not subject to the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of a Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. A Fund's investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

If a Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of the Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to a Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each Fund.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid. For the period from its commencement of operations (December 29, 2000) through December 31, 2002 and for the fiscal year ended on such date, average annual total return for the Large Cap Fund was -16.37% and -23.44%, respectively. For the period from its commencement of operations (December 29, 2000) through December 31, 2002 and for the fiscal year ended on such date, average annual total return for the Mid Cap Fund was -22.98% and -22.00%, respectively. For the period from its commencement of operations (December 29, 2000) through December 31, 2002 and for the fiscal year ended on such date, average annual total return for the Enhanced Market Fund was -18.68% and -24.23%, respectively. For the period from its commencement of operations (December 29, 2000) through December 31, 2002 and for the fiscal year ended on such date, average annual total return for the International Equity Fund was -20.27% and -16.40%, respectively.   The performance information reflects the impact of fee waivers and/or expense reimbursements, absent which performance would have been lower.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Russell Midcap Growth Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

The Funds may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for a Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in a Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS

Financial statements for the Trust with respect to the Large Cap Fund, Mid Cap Fund, Enhanced Market Fund, and International Equity Fund as of December 31, 2002 and for each of the two fiscal years then ended, including notes thereto and the report of Ernst & Young LLP thereon dated February 14, 2003, are incorporated by reference from the Trust's 2002 Annual Reports. For all periods ended on or before January 1, 2001, the financial information was audited by other independent auditors. A copy of the Reports delivered with this SAI should be retained for future reference.

Variable Insurance Funds

3435 Stelzer Road

Columbus, Ohio 43219-3035

1-800-228-1872

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

This Statement of Additional Information ("SAI") describes four diversified investment portfolios (the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

.	BB&T Growth and Income Fund,
.	BB&T Capital Manager Aggressive Growth Fund;
.	BB&T Large Company Growth Fund; and
.	BB&T Capital Appreciation Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment adviser of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the Funds, dated May 1, 2003, as supplemented from time to time. This SAI contains more detailed information than that set forth in a Prospectus and should be read in conjunction with the Prospectus. This SAI incorporates the Funds' financial statements and related notes and auditors reports from the Funds' annual reports for the fiscal year ended December 31, 2002, and is incorporated by reference in its entirety into each Prospectus. Copies of a Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

INVESTMENT OBJECTIVES AND POLICIES
Additional Information on the Capital Manager Aggressive Growth Fund's Investment Policies
Additional Information on Portfolio Instruments
Bank Obligations
Commercial Paper
Variable Amount Master Demand Notes
Short-Term Obligations
Short-Term Trading
Foreign Investments
Money Market Funds
Standard & Poor's Depositary Receipts
U.S. Government Obligations
Options Trading
When-Issured and Delayed-Delivery Securities
Mortgage-Related and Asset-Backed Securities
Restricted Securities
Investment Companies
Lending of Portfolio Securities
Convertible Securities
Repurchase Agreements
Reverse Repurchase Agreements and Dollar Roll Agreements
Futures Contracts
Foreign Currency Transactions
Foreign Currency Options
Foreign Currency Futures Transactions
INVESTMENT RESTRICTIONS
Portfolio Turnover
NET ASSET VALUE
Valuation of the Funds
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
MANAGEMENT OF THE TRUST
Management Information
Board of Trustees
Trustee Compensation
Investment Adviser
Portfolio Transactions
Federal Banking Law
Administrator
Expenses
Distributor
Custodian, Transfer Agent and Fund Accounting Services
Independent Auditors
Legal Counsel
Code of Ethics
ADDITIONAL INFORMATION
Description of Shares
Principal Shareholders
Shareholder and Trustee Liability
Additional Tax Information
Performance Information
Miscellaneous
FINANCIAL STATEMENTS
APPENDIX

The Trust is an open-end management investment company which currently offers multiple separate portfolios, each with different investment objectives. This SAI contains information about the following four diversified Funds which, along with the "Underlying Funds" described below, are advised by BB&T Asset Management, Inc. ("BB&T"): the BB&T Growth and Income Fund (the "Growth and Income Fund"), the BB&T Capital Manager Aggressive Growth Fund (the "Capital Manager Aggressive Growth Fund"), the BB&T Large Company Growth Fund (the "Large Company Growth Fund"), and the BB&T Capital Appreciation Fund (the "Capital Appreciation Fund").

Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses of the Funds described above. Capitalized terms not defined herein are defined in such Prospectuses. No investment in a Fund should be made without first reading the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

The Large Company Growth Fund has a non-fundamental investment policy obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to particular types of investments suggested by the Fund's name. For purposes of such an investment policy, "assets" includes the Fund's net assets, as well as any amounts borrowed for investment purposes. The following information supplements the investment objectives and policies of the Funds as set forth in the Prospectus.

Additional Information on the Capital Manager Aggressive Growth Fund's Investment Policies

The Capital Manager Aggressive Growth Fund seeks its investment objective by investing in a diversified portfolio of one or more of the following funds (the "Underlying Funds"), all of which are series of the BB&T Funds, an affiliated open-end management investment company: BB&T Equity Index Fund, the BB&T Large Company Growth Fund, the BB&T Large Company Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Mid Cap Value Fund, the BB&T Small Company Growth Fund, the BB&T Small Company Value Fund, the BB&T International Equity Fund, the BB&T Balanced Fund (the "BB&T Equity Funds"), the BB&T Short U.S. Government Income Fund (the "BB&T Short Fund"), the BB&T Intermediate U.S. Government Bond Fund (the "BB&T Intermediate Bond Fund"), the BB&T Intermediate Corporate Bond Fund, the BB&T Prime Money Market Fund and the BB&T U.S. Treasury Money Market Fund (the "BB&T U.S. Treasury Fund"). Accordingly, the investment performance of the Capital Manager Aggressive Growth Fund is directly related to the performance of the Underlying Funds, which may engage in the investment techniques described below. In addition to shares of the Underlying Funds, for temporary cash management purposes, the Capital Manager Aggressive Growth Fund may invest in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes) and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These investments are described below under "Additional Information on Portfolio Instruments."

Additional Information on Portfolio Instruments

The following policies supplement the investment objectives and policies of the Funds and the Underlying Funds as set forth in the Prospectuses.

Bank Obligations. The Funds and the Underlying Funds (except the BB&T U.S. Treasury Fund) may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and the Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds and the Underlying Funds (except for the BB&T U.S. Treasury Fund), may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by a nationally recognized statistical rating organization ("NRSRO") (e.g., A-2 or better by Standard & Poor's Ratings Services ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated. Note, however, that neither the Large Company Growth Fund nor the underlying BB&T Intermediate Corporate Bond Fund may invest in short-term promissory notes issued by municipalities. The Growth and Income Fund, the BB&T Large Company Value Fund and the BB&T Small Company Growth Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds and the Underlying Funds (except for the BB&T U.S. Treasury Fund), may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund or Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund or Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. BB&T will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable amount master demand note shall not exceed seven days.

Short-Term Obligations. The Funds and the Underlying Funds (except the BB&T U.S. Treasury Fund) may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase (i) possess one of the two highest short-term ratings from NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, the Growth and Income Fund, the Mid Cap Growth Fund, and the Capital Manager Aggressive Growth Fund will limit its investment in short-term obligations to 35% of its total assets. The Large Company Growth Fund and the Underlying Funds will limit short-term obligations to 20% of its total assets. Pending investment or to meet anticipated redemption requests, the BB&T International Equity Fund may also invest without limitation in short-term obligations. For temporary defensive purposes, these investments may constitute 100% of a Fund's or Underlying Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Corporate Debt Securities. The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, BB&T Asset Management Inc. may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

As with other fixed-income securities, medium-grade securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

Medium-grade securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of medium-grade securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of medium-grade securities may be diminished by adverse publicity and investor perceptions.

Because certain medium-grade securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of medium-grade securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other medium-grade securities. Some medium-grade securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of . In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer.

After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security. However, BB&T Asset Management Inc. will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Short-Term Trading. In order to generate income, the Funds and the Underlying Funds (except the BB&T U.S. Treasury Fund and BB&T Prime Money Market Fund) may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Growth and Income Fund or an Underlying Fund in order to take advantage of what its adviser or sub-adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Growth and Income Fund or Underlying Fund and its transaction costs.

Foreign Investments. The Funds and the BB&T Stock Funds, may invest in foreign securities through the purchase of American Depositary Receipts ("ADRs") or the purchase of securities on the New York Stock Exchange, Inc. However, each of the Funds and the BB&T Stock Funds will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by such Fund or Underlying Fund would exceed 25% of the value of its total assets.

From time to time the BB&T International Equity Fund may invest more than 25% of its total assets in the securities of issuers located in Japan, France, Germany, and the United Kingdom. Investments of 25% of more of the BB&T International Equity Fund's total assets in these or any other country will make this Underlying Fund's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past, events in the Japanese economy as well as social developments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an Underlying Fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such an Underlying Fund to make intended security purchases due to settlement problems could cause an Underlying Fund to miss attractive investment opportunities. Losses to an Underlying Fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the Underlying Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The BB&T International Equity Fund may invest its assets in countries with emerging economies or securities markets. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the BB&T International Equity Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The BB&T International Equity Fund intends to limit its investment in countries with emerging economies or securities markets to 20% of its total assets.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to an Underlying Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of an Underlying Fund's assets. The value of the assets of an Underlying Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to Shareholders of a Fund or an Underlying Fund investing in foreign markets. In addition, although an Underlying Fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, an Underlying Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time an Underlying Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, an Underlying Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Large Company Growth Fund, the Capital Appreciation Fund, and the BB&T International Equity Fund may invest in both sponsored and unsponsored ADRs, and the BB&T International Equity Fund may invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR, and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs, and GDRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Money Market Funds. The Growth and Income Fund, the Large Company Growth Fund, the Capital Appreciation Fund and each of the Underlying Funds (except for the BB&T U.S. Treasury Fund) may invest up to 5% of the value of its total assets in the securities of any one money market fund (including shares of certain affiliated money market funds pursuant to an order from the Securities and Exchange Commission), provided that no more than 10% of such Fund's or Underlying Fund's total assets may be invested in the securities of money market funds in the aggregate. In addition, the BB&T International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds," which have portfolios consisting exclusively of securities of issuers located in one country.

In order to avoid the imposition of additional fees as a result of investments by the Growth and Income Fund, the Large Company Growth Fund, the Capital Appreciation Fund and the Underlying Funds (except for the BB&T U.S. Treasury Fund) in shares of affiliated money market funds, BB&T, BISYS Fund Services ("BISYS" or "Distributor"), and their affiliates will not retain any portion of their usual service fees that are attributable to investments in shares of the affiliated money market funds. No sales charges, contingent deferred sales charges, 12b-1 fees, or other underwriting or distribution fees will be incurred in connection with their investments in the affiliated money market funds. The Growth and Income Fund, the Large Company Growth Fund, the Capital Appreciation Fund and the Underlying Funds will vote their shares of each of the affiliated money market funds in proportion to the vote by all other shareholders of such fund. Moreover, neither the Growth and Income Fund nor any Underlying Fund may own more than 3% of the outstanding shares of a single affiliated money market fund.

Standard & Poor's Depositary Receipts. The Growth and Income Fund, Large Company Growth Fund, the Capital Appreciation Fund, and the BB&T Stock Funds may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent interests in trusts sponsored by a subsidiary of the American Stock Exchange, Inc. and are structured to provide investors proportionate undivided interests in a securities portfolio constituting substantially all the common stocks (in substantially the same weighting) as the component common stocks of a particular Standard & Poor's Index ("S&P" Index"), such as the S&P 500. SPDRs are not redeemable, but are exchange traded. SPDRs represent interests in an investment company that is not actively managed, and instead holds securities in an effort to track the performance of the pertinent S&P Index and not for the purpose of selecting securities that are considered superior investments. The results of SPDRs will not replicate exactly the performance of the pertinent S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees to service providers, borne by the SPDRs. SPDRs distribute dividends on a quarterly basis. The Growth and Income Fund, the Large Company Growth Fund, the Capital Appreciation Fund or an Underlying Fund must limit investments in an SPDR to 5% of its total assets and 3% of the outstanding voting securities of the SPDR issuer. Moreover, the Growth and Income Fund, the Large Company Growth Fund, the Capital Appreciation Fund's or Underlying Fund's investments in SPDRs, when aggregated with all other investments in investment companies, may not exceed 10% of the total assets a Fund or the Underlying Fund.

U.S. Government Obligations. The BB&T U.S. Treasury Fund may invest in U.S. Government securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. The Funds and each of the other Underlying Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds and Underlying Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each Fund or Underlying Fund will invest in the obligations of such agencies or instrumentalities only when BB&T believes that the credit risk with respect thereto is minimal.

The Growth and Income Fund, the Capital Appreciation Fund, the Large Company Growth Fund, and the Underlying Funds (except the BB&T U.S. Treasury Fund and the BB&T International Equity Fund) may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Options Trading. The Funds and the BB&T Stock Funds may purchase put and call options on securities. The BB&T International Equity Fund also may purchase put and call options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. The Funds and the BB&T Equity Funds may also engage in writing covered call options (options on securities or currencies owned by the Funds or the BB&T Stock Funds). A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund or an Underlying Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund or Underlying Fund previously has written. If the Fund or Underlying Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund or Underlying Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund or Underlying Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that the Funds or an Underlying Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

When a Fund or an Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund or Underlying Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund or Underlying Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a Fund or Underlying Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received a Fund or Underlying Fund will realize a gain or loss.

The Funds and the BB&T Stock Funds also may purchase index put and call options and write covered index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Funds and the BB&T Stock Funds will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

When-Issued and Delayed-Delivery Securities. The Funds and Underlying Funds (except the BB&T U.S. Treasury Fund) may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, the BB&T Large Company Growth Fund, the Large Company Growth Fund, the Capital Appreciation Fund, the BB&T Small Company Growth Fund, the BB&T Small Company Value Fund, the BB&T International Equity Fund, the BB&T Mid Cap Growth Fund, the BB&T Mid Cap Value Fund, and the BB&T Prime Money Market Fund, may sell securities on a "forward commitment" basis. The Funds and Underlying Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds and Underlying Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund or Underlying Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund or Underlying Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment It may be expected that the Fund or Underlying Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund or Underlying Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, the Fund's or Underlying Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of the Fund's or Underlying Fund's total assets.

When a Fund or Underlying Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund or Underlying Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Each Fund or Underlying Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent a Fund or Underlying Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the Investment Company Act of 1940, as amended ("1940 Act"), be deemed to be investment companies, a Fund or Underlying Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities, for purposes of the Funds' Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund or Underlying Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds or Underlying Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Growth and Income Fund, the Capital Appreciation Fund, the Large Company Growth Fund and each Underlying Fund (except the BB&T U.S. Treasury Fund, the BB&T International Equity Fund, and the BB&T Prime Money Market Fund) may invest in Collateralized Mortgage Obligation ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund or Underlying Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund or Underlying Fund may invest in other asset-backed securities that may be developed in the future.

Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). The BB&T Prime Money Market Fund will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 10% of its net assets. The Funds and the Underlying BB&T Funds (other than the BB&T U.S. Treasury Fund) will not purchase section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds or Underlying Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. BB&T, and each sub-adviser to an Underlying BB&T Fund has been delegated the day-to-day authority to determine whether a particular issue of Section 4(2) securities, including those eligible for resale under Rule 144A under the 1933 Act, should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

BB&T may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds or Underlying Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of the Growth and Income Fund's or Underlying Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act, and also may invest in other types of pooled investment vehicles. As a shareholder of another investment company or pooled investment vehicle, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company or pooled investment vehicle, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund

Lending of Portfolio Securities. In order to generate additional income the Funds and Underlying Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds and Underlying Funds must receive 100% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the Funds and Underlying Funds do not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund or Underlying Fund, it could experience delays in recovering its securities and possible capital losses. The Funds and Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the relevant Board of Trustees that permit a Fund or Underlying Fund to loan up to 33 1/3% of the value of its total assets.

Convertible Securities. The Funds and Underlying Funds (except the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Fund, the BB&T Short Fund, and the BB&T Intermediate Fund) may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds and Underlying Funds will invest in convertible securities that are rated "BBB" or "Baa" or higher.

Securities rated "BB" or "Ba" or lower either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. There is no lower limit with respect to rating categories for convertible securities in which the Growth and Income Fund may invest. Corporate debt obligations are "investment grade" if they are rated "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, are determined to be of comparable quality. Debt obligations that are not determined to be investment grade are high yield, high risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the adviser, or sub-adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser or sub-adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser or sub-adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Repurchase Agreements. Securities held by the Funds and Underlying Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund or Underlying Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that BB&T deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund or Underlying Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by a Fund's or Underlying Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds and Underlying Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund or Underlying Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund or Underlying Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time a Fund or Underlying Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by a Fund or Underlying Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund or Underlying Fund is delayed or prevented from completing the transaction.

Futures Contracts. The Funds and Underlying Funds (except for the BB&T U.S. Treasury Fund) may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds or Underlying Funds may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund or Underlying Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Funds or Underlying Funds can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund or Underlying Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Funds or Underlying Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Futures transactions involve brokerage costs and require the Funds or Underlying Funds to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. A Fund or an Underlying Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Funds or Underlying Funds had not entered into any futures transactions. In addition, the value of a Fund's or Underlying Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's or Underlying Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

If the notional value of a Fund's or Underlying Fund's non-hedge futures contracts exceeds 100% of the liquidation value of the Fund's or Underlying Fund's portfolio, the Fund or Underlying Fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures position plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the liquidation value of the Fund's or Underlying Fund's portfolio. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fine hedging purposes exceeds 5% of the liquidation value of the Fund's or Underlying Fund's portfolio, the notional value of a Fund's or Underlying Fund's non-hedge futures contract will not exceed 100% of the liquidation value of the Fund's or Underlying Fund's portfolio. Futures transactions will be limited to the extent necessary to maintain the qualification of the Funds or Underlying Funds as regulated investment companies.

Foreign Currency Transactions. The value of the assets of the BB&T International Equity Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Underlying Fund may incur costs in connection with conversions between various currencies. The BB&T International Equity Fund will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The BB&T International Equity Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the BB&T International Equity Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The BB&T International Equity Fund may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the BB&T International Equity Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Underlying Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Underlying Fund is obligated to deliver.

If the BB&T International Equity Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If the BB&T International Equity Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The BB&T International Equity Fund will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The BB&T International Equity Fund's custodian bank segregates cash or liquid securities in an amount not less than the value of the Underlying Fund's total assets committed to forward currency contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Underlying Fund's commitments with respect to such contracts. The BB&T International Equity Fund generally does not enter into a forward contract with a term longer than one year.

Foreign Currency Options. A foreign currency option provides the BB&T International Equity Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the BB&T International Equity Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the BB&T International Equity Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the BB&T International Equity Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the BB&T International Equity Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. As part of its financial futures transactions, the BB&T International Equity Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, an Underlying Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

None of the Funds will:

  Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) the Capital Manager Aggressive Growth Fund may invest more than 25% of its total assets in investment companies, or portfolios thereof, that are Underlying Funds of such Fund; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

  Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. There is no limit to the percentage of assets that the Capital Manager Aggressive Growth Fund may invest in any investment company;

  Borrow money or issue senior securities, except that a Fund may borrow from banks or brokers, in amounts up to 10% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while its borrowings exceed 5% of its total assets;

  Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities (in an amount not to exceed one-third of its total assets), in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements;

  Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

  Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund; and

  Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein, or in Underlying Funds investing in such securities, are not prohibited by this restriction).

The following additional investment restrictions are not fundamental policies and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. None of the Funds may:

  Engage in any short sales (except for short sales "against the box");

  Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom, and (c) as consistent with the investment policies of the Capital Manager Aggressive Growth Fund;

  Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets; and

  Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Due to the investment policies of the Capital Manager Aggressive Growth Fund, this Fund will concentrate more than 25% of its total assets in the investment company industry. However, no Underlying Fund in which such Fund invests will concentrate more than 25% of its total assets in any one industry.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders. The portfolio turnover rates for all of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate of the Capital Manager Aggressive Growth Fund is expected to be low, as such Fund will purchase or sell shares of the Underlying Funds, to (i) accommodate purchases and sales of such Fund's Shares, and (ii) change the percentage of its assets invested in each Underlying Fund in which it invests in response to market conditions. The Growth and Income Fund, the Large Company Growth Fund, and the Capital Appreciation Funds will be managed without regard to their portfolio turnover rate. It is anticipated that the annual portfolio turnover rate for an Underlying Fund normally will not exceed the amount stated in such Underlying Fund's Prospectus.

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 pm Eastern Time) on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the NYSE is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued at their latest bid quotation in such principal market. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. If no such bid price is readily available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of a Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of each Fund are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time, or to cease investment operations entirely.

MANAGEMENT OF THE TRUST

Management Information

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee*
Non-Interested Trustees
James H. Woodward University of North Carolina at Charlotte 9201 University City Blvd. Charlotte, NC 28223 Birthdate: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, University of North Carolina at Charlotte-7/89 to present	27	J.A. Jones, Inc.
Michael Van Buskirk 3435 Stelzer Road Columbus, Oh 43219 Birthdate: 2/22/1947	Trustee	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers League (industry trade association)- 5/91 to present	27	Coventry Group
Interested Trustee
Walter B. Grimm [1] 3435 Stelzer Road Columbus, Oh 43219 Birthdate: 6/30/1945	Trustee	Indefinite; 4/97 to present	Employee of BISYS Fund Services-6/92 to present	27	Coventry Group American Performance Performance Funds Trust United American Cash Reserves Legacy Funds Group

*  Not reflected in prior column.
1 Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

Executive Officers
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Walter B. Grimm 3435 Stelzer Road Columbus, Oh 43219 Date of Birth: 6/30/1945	President and Chairman of the Board	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/92 to present).
Charles L. Booth 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1960	Vice President and Assistant Secretary	Indefinite; 4/99 to present	Employee of BISYS Fund Services (4/91 to present).
Alaina Metz 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 4/4/1967	Secretary	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/95 to present).
Trent Statczar 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 8/31/1971	Treasurer	Indefinite; 8/02 to present	Employee of BISYS Fund Services (6/93 to present).
Nimish Bhatt 3435 Stelzer Road, Columbus, OH 43219 Date of Birth: 6/6/1963	Principal Financial and Accounting Officer and Comptroller	Indefinite; 11/98 to present	Employee of BISYS Fund Services (7/96 to present).

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Valuation Committee

The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of Messrs. Van Buskirk, Grimm, and Ms. Metz. The Valuation Committee held no meetings during the last year.

Audit Committee

The Board of Trustees has an Audit Committee, composed of the independent Trustees, whose function is to oversee the financial reporting and internal controls of the Trust. The audit committee (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; (iv) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held one meeting last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James H. Woodward	none	none
Michael Van Buskirk	none	none
Walter B. Grimm	none	none

As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Advisor, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust (not including registered investment companies).

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
James H. Woodward	none	none	none	none	none
Michael Van Buskirk	none	none	none	none	none

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Investment Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

.	the Funds;
.	an officer of the Funds;
.

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Adviser or principal underwriter of the Funds;

.

an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Adviser or principal underwriter of the Funds;

.	the Investment Adviser or principal underwriter of the Funds,
.	an officer of the Investment Adviser or principal underwriter of the Funds;
.	a person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser or principal underwriter of the Funds; or
.	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser or principal underwriter of the Funds.

Trustee Compensation

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses*	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Directors
James H. Woodward, Trustee	$1,375	None	None	$5,500
Michael Van Buskirk, Trustee	$1,375	None	None	$5,500
Walter B. Grimm, Trustee	$0	None	None	$ 0
*	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.
**	The Fund Complex consisted of the Trust, the BB&T Funds, AmSouth Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and the Fifth Third Funds.

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

Investment Adviser

BB&T Asset Management Inc., ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the investment adviser of the Fund. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"), the predecessor investment adviser of the Growth and Income Fund. BB&T Bank recently reorganized its investment advisory division as BB&T, which has replaced BB&T Bank as the investment advisor to the Fund. Management and investment advisory personnel of BB&T Bank that formerly provided investment management services to the Fund now do so as the personnel of BB&T. Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2002, BB&T Corporation had assets in excess of $80.2 billion. Through its subsidiaries, BB&T Corporation operates over 1100 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division and BB&T since 1912. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns.

Under the Investment Advisory Agreement, BB&T has agreed to provide investment advisory services for each of the Funds as described in the Prospectuses. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, BB&T is entitled to a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of each Fund: 0.74% for the Growth and Income Fund, 0.25% for the Capital Manager Aggressive Growth Fund, 0.74% for the Large Company Growth Fund, and 0.74% for the Capital Appreciation Fund. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Growth and Income Fund incurred investment advisory fees equal to $409,430, $501,119 and $528,900, respectively, of which $77,459, $94,806, and $100,062, respectively, were waived or reimbursed by BB&T. For the period from May 1, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Manager Aggressive Growth Fund incurred investment advisory fees equal to $25,385 and $39,329, respectively, of which $10,154 and $15,732, respectively, were waived or reimbursed by BB&T. For the period from October 15, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Large Company Growth Fund incurred investment advisory fees equal to $16,652 and $70,761, respectively, of which $9,003 and $38,249, respectively, were waived or reimbursed by BB&T. For the period from October 15, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Appreciation Fund incurred investment advisory fees equal to $16,356 and $80,793 respectively, of which $8,620 and $42,580, respectively, were waived or reimbursed by BB&T.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by BB&T. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that BB&T shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Fund may include descriptions of BB&T including, but not limited to, (i) descriptions of BB&T's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to BB&T's operations.

The Board of Trustees most recently approved the Investment Advisory Agreement at a meeting held on February 25, 2003. In determining whether it was appropriate to approve the Investment Advisory Agreement, the Board of Trustees requested information, provided by BB&T, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Investment Advisory Agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

.

The investment advisory fees payable to BB&T under the Investment Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of BB&T's relationship with the Funds, and the comparability of the proposed fees to fees paid by comparable mutual funds;

.	The Investment Advisory Agreement did not increase current investment advisory fees or overall operating expenses of each Fund to which it applies over historical fee and expense levels;
.	The continuity of each Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;
.

The nature, quality and extent of the investment advisory services provided by BB&T, in light of the high quality services provided to the Funds in the past and the other mutual funds advised by BB&T and the Funds' historic performance, including achievement of stated investment objectives;

.	BB&T's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;
.	BB&T's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds;
.	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of BB&T.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Investment Advisory Agreement.

Portfolio Transactions

BB&T determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by BB&T in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, BB&T evaluates a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide prompt execution of orders in an effective manner at the most favorable price for the security. Subject to this consideration, brokers and dealers who provide supplemental investment research to BB&T may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps BB&T informed concerning overall economic, market, political and legal trends. Under some circumstances, BB&T's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by BB&T and does not reduce the fees payable to BB&T by the Trust. Such information may be useful to BB&T in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Trust. While BB&T generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for reasons discussed above.

Investment decisions for each Fund are made independently from those for the other Funds or any other portfolio, investment company or account managed by BB&T. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which BB&T believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BB&T may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other portfolio, investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, BB&T will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of BB&T, or BISYS, their parents or their subsidiaries or affiliates and, in dealing with its customers, BB&T their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Growth and Income Fund paid aggregate brokerage commissions equal to $54,533, $61,841 and $44,980, respectively. For the period from May 1, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Manager Aggressive Growth Fund paid aggregate brokerage commissions equal to $0 and $0, respectively. For the period from October 15, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Large Company Growth Fund paid aggregate brokerage commissions equal to $13,974 and $28,377, respectively. For the period from October 15, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Appreciation Fund paid aggregate brokerage commissions equal to $7,527 and $38,316, respectively.

Federal Banking Law

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, BB&T's activities remain subject to, and may be limited by, applicable federal banking law and regulations. BB&T believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Investment Advisory Agreement without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of BB&T to perform these services, the Board of Trustees would review the Trust's relationship with BB&T and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Funds be liquidated.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 1999 (the "Administration Agreement"). Prior to that date, BISYS served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of each Fund (other than those performed by BB&T under the Investment Advisory Agreement, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Trust's custodians. The Administrator provides financial services to institutional clients.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Investment Advisers under the Investment Advisory Agreements by the fund accountant and dividend disbursing agent, and by the Trust's custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of 0.20% of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For the fiscal years ended December 31, 2000, December 31, 2001 and December 31, 2002, the Growth and Income Fund incurred administration fees equal to $110,656, $135,439 and $142,947, respectively, of which $75,662, $101,578 and $107,209, respectively, was waived or reimbursed by BISYS. For the period from May 1, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Manager Aggressive Growth Fund incurred administrative fees equal to $7,108 and $11,012, respectively, of which $0 and $0, respectively, was waived or reimbursed by BISYS. For the period from October 15, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Large Company Growth Fund incurred administrative fees equal to $4,500 and $19,125, respectively, of which $0 and $0, respectively, was waived or reimbursed by BISYS. For the period from October 15, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended December 31, 2002, the Capital Appreciation Fund incurred administrative fees equal to $4,420 and $21,836, respectively, of which $0 and $0, respectively, was waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

BB&T and the Administrator bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodians and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement will remain in effect for an initial term of two years, and thereafter continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

US Bank NA, US Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian to the Trust with respect to the Funds pursuant to a Custody Agreement dated as of March 25, 2003. The custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on such Funds' investments.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Funds pursuant to an agreement dated as of March 1, 1999. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of each Fund's average daily net assets or $30,000.

Independent Auditors

The firm of KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as independent auditors for the Funds. Its services comprise auditing the Funds' financial statements and advising the Funds as to certain accounting and tax matters.

Legal Counsel

Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Code of Ethics

The Trust, BB&T and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, BB&T and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Funds' Prospectuses and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders

As of March 26, 2003, Hartford Life Insurance Company, 200 Hopmeadow Street, Simsbury, Connecticut 06070, owned 67.94% of the outstanding Shares of the Growth and Income Fund, 18.29% of the outstanding Shares of the Capital Manager Aggressive Growth Fund, 17.18% of the outstanding Shares of the Capital Appreciation Fund and 15.58% of the outstanding Shares of the Large Company Growth Fund and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of the Growth and Income Fund.

As of March 26, 2003 Nationwide Insurance Company, NW VA, P.O. Box 182029, Columbus, OH, 43218-2029, owned 9.99% of the outstanding Shares of the Capital Appreciation Fund, 7.68% of the outstanding Shares of the Capital Manager Aggressive Growth Fund and 9.80% of the outstanding Shares of the Large Company Growth Fund.

As of March 26, 2003, Wilbranch Company, P.O. Box 2887, Wilson, North Carolina 27894 owned 29.27% of the outstanding Shares of the Growth and Income Fund, 74.03% of the outstanding Shares of the Capital Manager Aggressive Growth Fund, 72.82% of the outstanding Shares of the Capital Appreciation Fund, and 74.62% of the outstanding Shares of the Large Company Growth Fund. Thus, Wilbranch Company may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of these Funds.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations concerning an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in the Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify to be taxed as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Funds believe they are not subject to the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a given Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of a Fund.

If a Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each of the Funds.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid. For the period from its commencement of operations (June 3, 1997) through December 31, 2002, for the fiscal year ending on such date, and for the period from January 1, 1998 through December 31, 2002, average annual total return for the Growth and Income Fund was 2.40%, -19.64% and -0.99%, respectively. For the period from its commencement of operations (May 1, 2001) through December 31, 2002, and for the fiscal year ending on such date, average annual total return for the Capital Manager Aggressive Growth Fund was -17.62% and -21.25%, respectively. For the period from its commencement of operations (October 15, 2001) through December 31, 2002, and for the fiscal year ending on such date, the average annual total return for the Large Company Growth Fund was -30.47% and -20.89%, respectively. For the period from its commencement of operations (October 15, 2001) through December 31, 2002, and for the fiscal year ending on such date, the average annual total return for the Capital Appreciation Fund was -12.05% and -20.00%, respectively.  The performance information reflects the impact of fee waivers and/or expense reimbursements, absent which performance would have been lower.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

Each Fund may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Funds will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

FINANCIAL STATEMENTS

Financial statements for the Trust with respect to the Growth and Income Fund, Capital Manager Aggressive Growth Fund, Large Company Growth Fund, and Capital Appreciation Fund as of December 31, 2002 and for the year then ended, including notes thereto and the reports of KPMG LLP thereon dated February 14, 2003, are incorporated by reference from the Trust's 2002 Annual Reports. For all periods ended on or before December 31, 2001, the financial information was audited by other independent auditors. A copy of the Reports delivered with this SAI should be retained for future reference.

APPENDIX

DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's commercial paper ratings:

Excerpts from Moody's commercial paper ratings are listed as follows: Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

APPENDIX

DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's commercial paper ratings:

Excerpts from Moody's commercial paper ratings are listed as follows: Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

PART C

OTHER INFORMATION

Item 23.		Exhibits
(a)	(1)	Form of Amended and Restated Declaration of Trust dated July 20, 1994, as amended and restated February 5, 1997 and November 20, 2002
	(2)	Establishment and Designation of Series effective February 5, 1997 (1)
	(3)	Redesignation of Two Existing Series and Establishment and Designation of Two Additional Series effective August 13, 1997 (3)
	(4)	Establishment and Designation of Series effective February 25, 1999 (6)
	(5)	Form of Establishment and Designation of Four Additional Series (8)
	(6)	Form of Amended Designation of Series (8)
	(7)	Form of Amended Designation of Series (9)
	(8)	Form of Establishment and Designation of Five Additional Series (10)
	(9)	Form of Amended Designation of Series and Establishment and Designation of Two Additional Series (11)
	(10)	Form of Establishment and Designation of Seven Additional Series (12)
	(11)	Form of Amended Designation of Series (14)
	(12)	Form of Establishment and Designation of Three Additional Series (15)
	(13)	Form of Establishment and Designation of One Additional Series (17)
	(14)	Form of Amended Designation of Series (18)
	(15)	Form of Establishment and Designation of Two Additional Series (l9)
(b)		By-Laws(1)
(c)		Articles V and VI of the Registrant's Amended and Restated Declaration of Trust define rights of holders of Shares.
(d)	(1)	Form of Investment Advisory Agreement between Registrant and Branch Banking and Trust Company(2)
	(2)	Form of Investment Advisory Agreement between Registrant and AmSouth Investment Management Company LLC(4)
	(3)	Form of Sub-Advisory Agreement between AmSouth Investment Management Company LLC and OakBrook Investments, LLC (6)
	(4)	Form of Investment Advisory Agreement between Registrant and HSBC Asset Management (Americas) Inc.(7)
	(5)	Form of Investment Advisory between Registrant and Skandinaviska Enskilda Banken AB (publ.)(12)
	(6)	Form of Investment Advisory Agreement between Registrant and Fifth Third Asset Management Inc. (14)
	(7)	Form of Sub-Advisory Agreement between AmSouth Investment Management Company LLC and Five Points Capital Advisors, Inc. (15)
	(8)	Form of Investment Advisory Agreement between the Registrant and Compass Asset Management*
	(9)	Form of Sub-Advisory Agreement between AmSouth Investment Management Company LLC and Dimensional Fund Advisors Inc.
	(10)	Form of Investment Advisory Agreement between Registrant and Choice Investment Management, LLC
(e)	(1)	Form of Distribution Agreement between Registrant and BISYS Fund Services(3)
	(2)	Form of Distribution Agreement between Registrant and BISYS Fund Services (with respect to the Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
(g)	(1)	Form of Custodian Agreement between Registrant and Fifth Third Bank (2)
	(2)	Form of Custodian Agreement between Registrant and AmSouth Bank(4)
	(3)	Form of Custodian Agreement between Registrant and The Bank of New York (with respect to the HSBC Funds) (8)
	(4)	Form of Custodian Agreement between Registrant and The Bank of New York (with respect to the AmSouth International Equity Fund)*
	(5)	Form of Custodian Agreement between Registrant and Fifth Third Bank (14)
	(6)	Form of Custodian Agreement between Registrant and Branch Banking & Trust Company (15)
	(7)	Form of Custodian Agreement between Registrant and Compass Bank*
	(8)	Form of Custodian Agreement between Registrant and UMB Bank, N.A.
(h)	(1)	Form of Management and Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc.(6)
	(2)	Form of Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (with respect to this Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(3)	Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc.(6)
	(4)	Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (with respect to Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(5)	Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.(6)
	(6)	Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (with respect to Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(7)	Form of Fund Participation Agreement with Hartford Life Insurance Company(4)
	(8)	Form of Fund Participation Agreement with Allstate Insurance Company(9)
	(9)	Form of Fund Participation Agreement with Hartford Life Insurance Company (with respect to the Fifth Third VIP Funds)(9)
	(10)	Form of Fund Participation Agreement with New York Life Insurance Company(13)
	(11)	Form of Fund Participation Agreement with SEB Trygg Life Assurance Company Limited*
	(12)	Form of Variable Contract Owner Servicing Agreement(6)
	(13)	Form of Fund Participation Agreement with John Hancock Life Insurance Company (with respect to the HSBC Funds)(15)
	(14)	Form of Fund Participation Agreement with Nationwide Insurance Company (with respect to the Expedition Equity VIP Fund)*
	(15)	Form of Fund Participation Agreement with Inviva (with respect to Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(16)	Form of Expense Limitation Agreement (with respect to Fifth Third Variable Insurance Funds)
	(17)	Form of Expense Limitation Agreement (with respect to Choice Variable Insurance Funds)
	(18)	Form of Omnibus Fee Agreement (with respect to Choice Variable Insurance Funds)
(i)		Opinion and Consent of Counsel(2)
(j)	(1)	Consent of Independent Auditors
	(2)	Consent of Independent Auditors
	(3)	Consent of Independent Auditors
(k)		Not Applicable
	(1)	Purchase Agreement(2)
(m)	(1)	Form of Distribution and Service Plan (with respect to the Expedition Equity VIP Fund)*
	(2)	Form of Related Agreement to the Distribution and Service Plan (with respect to the Expedition Equity VIP Fund)*
	(3)	Form of Distribution and Service Plan (with respect to the Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(4)	Form of Related Agreement to the Distribution and Service Plan (with respect to the Choice VIT Market Neutral and Choice VIT Long-Short Fund)
(n)		Not Applicable
(p)	(1)	Form of Code of Ethics of the Registrant (8)
	(2)	Form of Code of Ethics of AmSouth Investment Management Company LLC(8)
	(3)	Form of Code of Ethics of Branch Banking and Trust Company (8)
	(4)	Form of Code of Ethics of HSBC Asset Management (8)
	(5)	Form of Code of Ethics of Fifth Third Asset Management Inc. (14)
	(6)	Form of Code of Ethics of Skandinaviska Enskilda Banken AB (publ.)*
	(7)	Form of Code of Ethics of OakBrook Investments, LLC (8)
	(8)	Form of Code of Ethics of Five Points Capital Advisors Inc. (17)
	(9)	Form of Code of Ethics of Compass Asset Management*
	(10)	Form of Code of Ethics of Dimensional Fund Advisors Inc.*
	(11)	Form of Code of Ethics of Choice Investment Management, LLC (19)
(q)	(1)	Secretary's Certificate Pursuant to Rule 483(b)(2)
	(2)	Powers of Attorney (2)
	(3)	Power of Attorney (Nimish Bhatt)(6)
_______________________ *To be filed by amendment.
1	Filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on February 5, 1997.
2	Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on May 29, 1997.
3	Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on July 3, 1997.
4	Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on September 15, 1997.
5	Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on January 20, 1999.
6	Filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on April 1, 1999.
7	Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on July 16, 1999.
8	Filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on April 28, 2000.
9	Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on August 3, 2000.
10	Filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on October 16, 2000.
11	Filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on January 31, 2001.
12	Filed with Post-Effective Amendment No. 13 to Registrant's Registration Statement on March 23, 2001.
13	Filed with Post-Effective Amendment No. 14 to Registrant's Registration Statement on May 1, 2001.
14	Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on July 31, 2001.
15	Filed with Post-Effective Amendment No. 16 to Registrant's Registration Statement on February 1, 2002
16	Filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on April 30, 2002
17	Filed with Post-Effective Amendment No. 18 to Registrant's Registration Statement on June 14, 2002
18	Filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on June 28, 2002
19	Filed with Post-Effective Amendment No. 20 to Registrant's Registration Statement on February 14, 2003.
Item 24.		Persons Controlled by or Under Common Control with Registrant Not applicable
Item 25.		Indemnification
Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1)) which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26

Business and Other Connections of Investment Advisers and their Officers and Directors The business of each of the Investment Advisers is summarized under "Management of the Fund(s)" or "Fund Management" in the Prospectuses constituting Part A and "Management of the Trust" in the Statement of Additional Information constituting Part B of this Registration Statement, which summaries are incorporated herein by reference.

Information relating to the business and other connections of BB&T Asset Management LLC ("BB&T") and each member, director, officer or partner of BB&T is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of BB&T Mutual Funds Group (File Nos. 33-49098 and 811-06719). Information relating to the business and other connections of AmSouth Investment Management Company LLC, OakBrook Investments, LLC, and Five Points Capital Advisors and each director, officer or partner of each, is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of AmSouth Mutual Funds (File Nos. 33-21660 and 811-5551). Information relating to the business and other connections of HSBC Asset Management (Americas) Inc. ("HSBC") and each director, officer or partner of HSBC is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of HSBC Mutual Funds Trust (File Nos. 33-33739 and 811-06057). Information relating to the business and other connections of Fifth Third Asset Management, Inc. ("Fifth Third") and each director, officer or partner of Fifth Third is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of Fifth Third Funds (File Nos. 33-24848 and 811-5669). Information relating to the business and other connections of Compass Asset Management ("CAM") and each director, officer or partner of CAM is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of Expedition Funds (File Nos. 33-30950 and 811-05900). Information relating to the business and other connections of Dimensional Fund Advisors Inc. ("Dimensional") and each director, officer of Dimensional is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of the DFA Investment Trust Company (File No. 811-7436). Information relating to the business and other connections of Choice Investment Management, LLC is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of the Choice Funds (File Nos. 333-83419 and 811-09485).

[Skandinaviska Enskilda Banken AB (publ.) to be provided by amendment]
Item 27.		Principal Underwriter
(a)

BISYS Fund Services ("BISYS") acts as distributor for Registrant. BISYS also distributes the securities of Alpine Equity Trust, Ambassador Funds American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, The Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Investor Funds, The Infinity Mutual Funds, Inc., LEADER Mutual Funds, Legacy Funds Group, MMA Praxis Mutual Funds, The M.S.D.&T. Funds Inc., Old Westbury Funds, Inc., Pacific Capital Funds, USAllianz Variable Insurance Products Trust, The Victory Portfolios, The Variable Insurance Funds, The Willamette Funds, Vintage Mutual Funds, Inc. and Van Ness Funds, each of which is a management investment company.

	(b)	Partners of BISYS Fund Services are as follows:
Name and Principal Business Address		Positions and Offices with BISYS Fund Services	Position and Offices with Registrant
WC Subsidiary Corporation 150 Clove Road Little Falls, NJ 07424		Sole Limited Partner	None
BISYS Fund Service, Inc. 3435 Stelzer Road Columbus, OH 43219		Sole General Partner	None
	(c)	Not Applicable
Item 28.		Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of: AmSouth Investment Management Company LLC, 1901 Sixth Avenue North, Birmingham, Alabama 35203; OakBrook Investments, LLC, 701 Warrenville Road, Suite 135, Lisle, Illinois 60532; Five Points Capital Advisors, Inc. 1901 Sixth Avenue North, Birmingham, Alabama 35203; Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401; BB&T Asset Management, LLC 434 Fayetteville Street Mall, Raleigh, North Carolina 27601; HSBC Asset Management Americas, Inc., 140 Broadway, New York, New York 10005; Skandinaviska Enskilda Banken AB (publ.), Kungstradgardsgatan 8, Stockholm, Sweden; Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as distributor); Compass Asset Management, 15 S. 20th Street, Birmingham, Alabama 35233; Choice Investment Management, LLC, 5299 DTC Boulevard, Suite 1150, Englewood, Colorado 80111; and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as administrator, transfer agent, and fund accountant).

Item 29.		Management Services
Not Applicable
Item 30.		Undertakings
	(a)	Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, a on request and without charge.
(b)

Registrant undertakes to call a meeting of Shareholders for the purpose of voting a on the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Washington, D.C. on the 28th day of April, 2003.

                                                                            VARIABLE INSURANCE FUNDS

                                                                            By: _________*__________
                                                                                    Walter Grimm
                                                                                    President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of Variable Insurance Funds in the capacity and on the date indicated:

Signatures	Title	Date
_____________*_____________ Walter Grimm	President, Chairman of the Board, and Trustee	April 28, 2003
_____________*_____________ Nimish Bhatt	Principal Financial and Accounting Officer and Comptroller	April 28, 2003
______________*____________ Michael Van Buskirk	Trustee	April 28, 2003
_______________*___________ James Woodward	Trustee	April 28, 2003
*By:/s/ Keith T. Robinson Keith T. Robinson

Keith T. Robinson as attorney-in-fact, pursuant to powers of attorney filed as Exhibit 19 (b) (since redesignated as Exhibit q(2)) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, and, with respect to Nimish Bhatt, pursuant to a power of attorney filed as Exhibit p(4)(since redesignated as Exhibit q(3)) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement.

Exhibit Index.

(a)	(1)	Form of Amended and Restated Declaration of Trust dated July 20, 1994, as amended and restated February 5, 1997 and November 20, 2002.
(d)	(9)	Form of Sub-Advisory Agreement between AmSouth Investment Management Company LLC and Dimensional Fund Advisors Inc.
(d)	(10)	Form of Investment Advisory Agreement between Registrant and Choice Investment Management, LLC
(e)	(2)	Form of Distribution Agreement between Registrant and BISYS Fund Services (with respect to the Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
(g)	(8)	Form of Custodian Agreement between Registrant and UMB Bank, N.A.
(h)	(2)	Form of Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (with respect to this Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(4)	Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc.(6) (with respect to this Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(6)	Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.(6) (with respect to this Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(15)	Form of Fund Participation Agreement Inviva (with respect to Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(16)	Form of Expense Limitation Agreement (with respect to Fifth Third Variable Insurance Funds)
	(17)	Form of Expense Limitation Agreement (with respect to Choice Variable Insurance Funds)
	(18)	Form of Omnibus Fee Agreement (with respect to Choice Variable Insurance Funds)
(j)	(1)	Consent of Independent Auditors
	(2)	Consent of Independent Auditors
	(3)	Consent of Independent Auditors
(m)	(3)	Form of Distribution and Service Plan (with respect to the Choice VIT Market Neutral Fund and Choice VIT Long-Short Fund)
	(4)	Form of Related Agreement to the Distribution and Service Plan (with respect to the Choice VIT Market Neutral and Choice VIT Long-Short Fund)